UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Adjustable U.S. Government Securities Fund		Principal Amount		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $29,435) 0.0%[†]				
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$	28,938	$	28,902
Mortgage-Backed Securities 97.9%				
[b]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 24.8%**				
FHLMC, 2.246%, 4/01/36		12,273,594		13,042,238
FHLMC, 0.802% - 2.355%, 7/01/14 - 9/01/37		23,194,758		24,349,691
FHLMC, 2.40%, 4/01/35		18,237,843		19,376,840
FHLMC, 2.355% - 2.412%, 9/01/15 - 1/01/38		22,359,113		23,760,529
FHLMC, 2.451%, 1/01/36		12,550,031		13,352,131
FHLMC, 2.457%, 9/01/35		21,358,087		22,654,362
FHLMC, 2.413% - 2.505%, 5/01/18 - 6/01/37		22,188,030		23,502,367
FHLMC, 2.563%, 11/01/36		14,688,147		15,695,861
FHLMC, 2.513% - 2.659%, 11/01/17 - 12/01/37		22,961,809		24,419,770
FHLMC, 2.722%, 9/01/36		12,168,125		12,986,377
FHLMC, 2.66% - 2.75%, 1/01/18 - 3/01/38		22,286,930		23,718,013
FHLMC, 2.753%, 2/01/36		10,995,518		11,746,330
FHLMC, 2.766%, 6/01/35		10,640,609		11,436,274
FHLMC, 2.75% - 2.79%, 10/01/18 - 6/01/38		18,692,585		19,905,237
FHLMC, 2.792% - 2.795%, 1/01/29 - 11/01/37		18,534,515		19,827,128
FHLMC, 2.798%, 11/01/35		12,283,225		13,199,974
FHLMC, 2.796% - 2.808%, 10/01/34 - 4/01/37		16,584,628		17,723,430
FHLMC, 2.827%, 12/01/35		17,022,353		18,218,431
FHLMC, 2.808% - 2.83%, 2/01/19 - 2/01/39		19,737,066		21,089,102
FHLMC, 2.831% - 2.84%, 12/01/28 - 6/01/38		19,918,747		21,340,868
FHLMC, 2.856%, 11/01/37		18,852,352		20,101,181
FHLMC, 2.845% - 2.875%, 1/01/19 - 10/01/37		21,137,535		22,595,688
FHLMC, 2.895%, 9/01/38		14,852,324		15,940,654
FHLMC, 2.878% - 2.921%, 12/01/19 - 12/01/37		22,277,265		23,832,452
FHLMC, 2.924% - 2.955%, 3/01/19 - 7/01/37		22,193,071		23,665,705
FHLMC, 2.955%, 9/01/37		22,458,341		24,043,529
FHLMC, 2.958% - 3.022%, 4/01/19 - 9/01/37		20,471,841		21,816,345
FHLMC, 3.036%, 6/01/37		23,017,165		24,698,962
FHLMC, 3.154%, 1/01/37		16,760,248		18,040,940
FHLMC, 3.026% - 3.398%, 11/01/17 - 1/01/38		22,744,983		24,134,216
FHLMC, 3.429% - 7.554%, 5/01/15 - 3/01/40		14,592,034		15,466,048
				605,680,673
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate 72.2%**				
FNMA, 1.024% - 1.891%, 6/01/14 - 10/01/44		23,386,440		24,252,506
FNMA, 1.992%, 1/01/35		11,645,855		12,217,682
FNMA, 1.891% - 2.05%, 8/01/14 - 8/01/37		22,551,946		23,626,921
FNMA, 2.112%, 12/01/34		26,420,532		27,923,032
FNMA, 2.052% - 2.119%, 10/01/15 - 8/01/37		22,880,463		24,161,019
FNMA, 2.121% - 2.161%, 11/01/17 - 8/01/37		21,119,002		22,243,320
FNMA, 2.23%, 1/01/36		13,391,620		14,108,640
FNMA, 2.164% - 2.232%, 11/01/17 - 12/01/38		20,881,634		21,859,704
FNMA, 2.239%, 3/01/35		13,554,766		14,324,473
FNMA, 2.249%, 5/01/35		12,071,090		12,843,346
FNMA, 2.232% - 2.259%, 7/01/17 - 11/01/40		21,096,355		22,284,909
FNMA, 2.26% - 2.284%, 9/01/17 - 9/01/39		23,170,835		24,424,086
FNMA, 2.284% - 2.311%, 4/01/18 - 3/01/38		20,916,113		22,166,326
FNMA, 2.311% - 2.321%, 12/01/20 - 5/01/38		16,071,289		17,069,080
FNMA, 2.321% - 2.324%, 2/01/36 - 4/01/38		21,917,570		23,347,807
FNMA, 2.324% - 2.346%, 4/01/18 - 3/01/38		22,904,212		24,271,566
FNMA, 2.35%, 10/01/35		12,941,078		13,833,543
FNMA, 2.346% - 2.391%, 9/01/15 - 7/01/40		22,707,038		24,050,402
FNMA, 2.393% - 2.418%, 2/01/18 - 1/01/40		19,405,785		20,526,187
FNMA, 2.418% - 2.441%, 4/01/18 - 3/01/38		18,054,190		19,218,207
FNMA, 2.441% - 2.453%, 9/01/17 - 2/01/39		22,389,606		23,648,622
FNMA, 2.453% - 2.477%, 2/01/19 - 9/01/36		22,878,387		24,203,283
FNMA, 2.477% - 2.492%, 7/01/26 - 6/01/37		22,902,705		24,210,942

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FNMA, 2.50%, 2/01/36	19,447,160	20,513,336
FNMA, 2.493% - 2.506%, 6/01/17 - 4/01/37	18,857,835	19,924,620
FNMA, 2.506% - 2.524%, 12/01/24 - 1/01/37	22,858,918	24,223,600
FNMA, 2.524% - 2.545%, 10/01/16 - 2/01/36	18,427,111	19,531,645
FNMA, 2.574%, 1/01/38	14,641,597	15,674,201
FNMA, 2.546% - 2.58%, 9/01/16 - 4/01/38	19,039,729	20,174,085
FNMA, 2.581% - 2.592%, 11/01/17 - 7/01/37	20,663,909	21,989,104
FNMA, 2.592% - 2.602%, 6/01/19 - 1/01/37	20,148,685	21,478,240
FNMA, 2.602% - 2.625%, 5/01/18 - 11/01/37	23,001,712	24,367,597
FNMA, 2.625% - 2.632%, 10/01/32 - 1/01/38	15,456,666	16,502,848
FNMA, 2.632% - 2.635%, 9/01/17 - 10/01/37	22,934,741	24,418,711
FNMA, 2.641%, 5/01/39	24,044,979	25,495,491
FNMA, 2.644%, 11/01/33	18,748,172	19,939,615
FNMA, 2.645%, 11/01/34	15,954,454	16,936,770
FNMA, 2.65%, 1/01/36	21,577,255	22,945,182
FNMA, 2.636% - 2.654%, 4/01/32 - 8/01/37	22,496,427	23,925,774
FNMA, 2.676%, 8/01/39	20,621,854	22,001,349
FNMA, 2.654% - 2.677%, 9/01/30 - 12/01/36	22,572,184	24,075,951
FNMA, 2.689%, 1/01/38	18,918,718	20,314,725
FNMA, 2.677% - 2.69%, 3/01/18 - 12/01/36	22,949,462	24,415,121
FNMA, 2.702%, 2/01/37	12,828,288	13,769,078
FNMA, 2.692% - 2.709%, 1/01/19 - 4/01/38	14,876,149	15,851,939
FNMA, 2.709% - 2.72%, 1/01/29 - 6/01/36	22,433,839	23,961,126
FNMA, 2.72%, 1/01/39	15,124,270	16,109,286
FNMA, 2.728%, 2/01/36	20,592,765	22,006,961
FNMA, 2.72% - 2.73%, 4/01/19 - 4/01/37	20,972,299	22,379,600
FNMA, 2.73% - 2.734%, 9/01/25 - 1/01/45	17,819,208	19,039,207
FNMA, 2.738%, 3/01/39	13,589,654	14,536,045
FNMA, 2.734% - 2.746%, 9/01/17 - 10/01/36	19,445,495	20,778,786
FNMA, 2.749%, 7/01/37	11,188,367	11,988,830
FNMA, 2.751%, 3/01/35	25,943,348	27,803,062
FNMA, 2.754%, 9/01/39	11,926,206	12,748,854
FNMA, 2.748% - 2.757%, 5/01/16 - 6/01/38	21,916,674	23,316,359
FNMA, 2.757% - 2.773%, 5/01/18 - 11/01/39	19,539,514	20,875,420
FNMA, 2.78%, 11/01/34	14,703,066	15,673,282
FNMA, 2.773% - 2.785%, 1/01/18 - 9/01/37	21,373,246	22,814,583
FNMA, 2.787% - 2.791%, 7/01/19 - 12/01/37	20,663,655	22,099,607
FNMA, 2.795%, 10/01/34	11,523,189	12,229,959
FNMA, 2.797%, 8/01/35	11,221,444	12,021,776
FNMA, 2.801%, 12/01/36	23,102,029	24,732,853
FNMA, 2.802%, 9/01/36	15,710,057	16,857,095
FNMA, 2.792% - 2.806%, 8/01/16 - 10/01/36	21,039,019	22,515,145
FNMA, 2.809%, 3/01/36	14,249,743	15,206,379
FNMA, 2.814%, 11/01/35	12,108,374	12,895,735
FNMA, 2.807% - 2.824%, 6/01/20 - 4/01/38	22,622,817	24,218,674
FNMA, 2.828%, 5/01/38	11,564,907	12,385,502
FNMA, 2.836%, 9/01/35	13,976,839	14,939,449
FNMA, 2.824% - 2.85%, 6/01/17 - 1/01/37	18,920,591	20,208,623
FNMA, 2.852% - 2.855%, 9/01/19 - 8/01/36	19,765,708	21,077,159
FNMA, 2.864%, 11/01/37	26,666,754	28,609,934
FNMA, 2.874%, 1/01/37	18,401,079	19,702,525
FNMA, 2.855% - 2.875%, 10/01/17 - 5/01/45	19,456,707	20,689,934
FNMA, 2.875% - 2.889%, 9/01/29 - 10/01/37	20,074,908	21,470,489
FNMA, 2.889% - 2.902%, 9/01/33 - 8/01/39	21,342,050	22,845,587
FNMA, 2.907% - 2.925%, 1/01/18 - 2/01/37	19,336,209	20,593,276
FNMA, 2.935%, 3/01/35	11,235,227	12,007,201
FNMA, 2.925% - 2.945%, 5/01/19 - 9/01/37	20,643,176	21,910,471
FNMA, 2.945%, 7/01/46	18,743,679	20,118,113
FNMA, 2.947% - 2.98%, 3/01/16 - 11/01/38	22,249,742	23,798,659
FNMA, 2.98% - 3.00%, 10/01/24 - 4/01/37	15,838,810	16,976,513
FNMA, 3.002% - 3.027%, 6/01/19 - 3/01/39	21,080,720	22,539,334
FNMA, 3.032% - 3.201%, 1/01/17 - 2/01/41	22,836,373	24,339,027
FNMA, 3.211% - 4.447%, 4/01/17 - 11/01/46	23,060,657	24,326,351

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FNMA, 4.466% - 7.75%, 11/01/13 - 1/01/39	18,761,153	20,003,566
		1,764,634,922
[a]**Government National Mortgage Association (GNMA) Adjustable Rate 0.9%**		
GNMA, 1.625% - 3.00%, 3/20/16 - 5/20/36	19,933,517	20,739,197
Total Mortgage-Backed Securities (Cost $2,337,838,935)		2,391,054,792
Total Investments before Short Term Investments (Cost $2,337,868,370)		2,391,083,694
	Shares	
Short Term Investments (Cost $46,304,888) 1.9%		
Money Market Funds 1.9%		
[b,c]Institutional Fiduciary Trust Money Market Portfolio	46,304,888	46,304,888
Total Investments (Cost $2,384,173,258) 99.8%		2,437,388,582
Other Assets, less Liabilities 0.2%		5,342,331
Net Assets 100.0%		$ 2,442,730,913

[†] Rounds to less than 0.1% of net assets.
[a] The coupon rate shown represents the rate at period end.
[b] Non-income producing.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

FRN - Floating Rate Note

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 43.5%			
Consumer Discretionary 4.7%			
Comcast Corp., A	United States	175,000	$ 6,664,000
Johnson Controls Inc.	United States	310,000	9,637,900
McDonald's Corp.	United States	100,000	9,529,000
NIKE Inc., B	United States	180,000	9,729,000
Target Corp.	United States	150,000	9,061,500
Time Warner Cable Inc.	United States	70,000	6,253,800
			50,875,200
Consumer Staples 3.8%			
ConAgra Foods Inc.	United States	150,000	4,903,500
Diageo PLC, ADR	United Kingdom	40,000	4,772,000
Kellogg Co.	United States	150,000	8,775,000
PepsiCo Inc.	United States	110,000	8,013,500
The Procter & Gamble Co.	United States	120,000	9,019,200
Safeway Inc.	United States	250,000	4,812,500
			40,295,700
Energy 6.5%			
BP PLC, ADR	United Kingdom	220,254	9,805,708
Chevron Corp.	United States	85,000	9,787,750
ConocoPhillips	United States	109,400	6,345,200
Diamond Offshore Drilling Inc.	United States	100,000	7,509,000
Exxon Mobil Corp.	United States	100,000	8,997,000
Peabody Energy Corp.	United States	200,000	5,030,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	85,000	5,994,200
Spectra Energy Corp.	United States	350,000	9,723,000
Total SA, B, ADR	France	125,000	6,786,250
			69,978,108
Financials 3.6%			
Aflac Inc.	United States	150,000	7,959,000
BlackRock Inc.	United States	36,000	8,506,080
JPMorgan Chase & Co.	United States	230,000	10,821,500
People's United Financial Inc.	United States	300,000	3,693,000
Wells Fargo & Co.	United States	230,000	8,010,900
			38,990,480
Health Care 2.3%			
Bristol-Myers Squibb Co.	United States	230,000	8,312,200
Johnson & Johnson	United States	100,000	7,392,000
Merck & Co. Inc.	United States	200,000	8,650,000
			24,354,200
Industrials 7.6%			
The Boeing Co.	United States	110,000	8,125,700
Caterpillar Inc.	United States	110,000	10,822,900
Emerson Electric Co.	United States	170,000	9,732,500
General Electric Co.	United States	520,368	11,593,799
Honeywell International Inc.	United States	125,000	8,530,000
Norfolk Southern Corp.	United States	140,000	9,641,800
United Parcel Service Inc., B	United States	115,000	9,118,350
United Technologies Corp.	United States	80,000	7,005,600
Waste Management Inc.	United States	200,000	7,276,000
			81,846,649
Information Technology 3.7%			
Analog Devices Inc.	United States	187,000	8,160,680
Intel Corp.	United States	608,000	12,792,320
Microsoft Corp.	United States	255,000	7,004,850

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Texas Instruments Inc.	United States	365,000	12,074,200
			40,032,050
Materials 5.4%			
Air Products and Chemicals Inc.	United States	115,000	10,054,450
Barrick Gold Corp.	Canada	200,000	6,384,000
BHP Billiton Ltd., ADR	Australia	100,000	7,872,000
The Dow Chemical Co.	United States	250,000	8,050,000
E. I. du Pont de Nemours and Co.	United States	225,000	10,676,250
LyondellBasell Industries NV, A	United States	150,000	9,513,000
Nucor Corp.	United States	125,000	5,751,250
			58,300,950
Telecommunication Services 1.3%			
AT&T Inc.	United States	250,000	8,697,500
Verizon Communications Inc.	United States	115,000	5,015,150
			13,712,650
Utilities 4.6%			
American Electric Power Co. Inc.	United States	170,000	7,699,300
Dominion Resources Inc.	United States	150,000	8,116,500
Duke Energy Corp.	United States	165,000	11,342,100
PPL Corp.	United States	195,000	5,906,550
Sempra Energy	United States	70,000	5,253,500
The Southern Co.	United States	250,000	11,057,500
			49,375,450
Total Common Stocks (Cost $415,645,072)			467,761,437
Equity-Linked Securities 6.4%			
Consumer Discretionary 0.9%			
Credit Suisse New York into Chipotle Mexican Grill Inc., 7.00%	United States	31,000	9,454,659
Energy 1.2%			
[a]Barclays Bank PLC into Alpha Natural Resources Inc., 12.50%, 144A	United States	300,000	2,904,015
[a]Deutsche Bank AG into Halliburton Co., 9.00%, 144A	United States	130,000	5,015,673
[a]JPMorgan Chase & Co. into Schlumberger Ltd., 6.00%, 144A	United States	68,000	5,402,043
			13,321,731
Information Technology 2.3%			
[a]Barclays Bank PLC into Oracle Corp., 7.50%, 144A	United States	174,000	5,406,006
Credit Suisse New York into Corning Inc., 9.00%	United States	150,000	1,892,550
[a]The Goldman Sachs Group Inc. into Apple Inc., 9.00%, 144A	United States	20,000	9,951,120
[a]UBS AG into Corning Inc., 8.00%, 144A	United States	160,000	1,949,072
[a]Wells Fargo & Co. into Broadcom Corp., 10.00%, 144A	United States	161,000	5,412,015
			24,610,763
Materials 2.0%			
[a]Bank of America Corp. into Newmont Mining Corp., 8.00%, 144A	United States	105,000	4,711,507
[a]Barclays Bank PLC into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	138,000	5,005,702
[b]Barclays Bank PLC into Walter Energy Inc., 12.50%	United States	196,000	7,334,320
Credit Suisse New York into The Dow Chemical Co., 8.50%	United States	150,000	4,887,315
			21,938,844
Total Equity-Linked Securities (Cost $70,361,460)			69,325,997
Convertible Preferred Stocks 5.7%			
Consumer Discretionary 1.0%			
General Motors Co., 4.75%, cvt. pfd., B	United States	250,000	10,830,000
Energy 1.8%			
Apache Corp., 6.00%, cvt. pfd.	United States	220,000	10,412,600
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	6,000	6,137,820
[a]Sanchez Energy Corp., 4.875%, cvt. pfd., 144A	United States	60,000	3,214,494
			19,764,914
Financials 1.3%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	7,123	8,446,240

MetLife Inc., 5.00%, cvt. pfd.	United States	100,000	4,879,000
			13,325,240
Industrials 0.5%			
[a]Swift Transportation Co., 6.00%, cvt. pfd., 144A	United States	250,000	3,128,125
United Technologies Corp., 7.50%, cvt. pfd.	United States	43,800	2,493,972
			5,622,097
Materials 0.6%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	116,100	3,936,951
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	80,000	2,034,400
			5,971,351
Utilities 0.5%			
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	100,000	5,232,000
Total Convertible Preferred Stocks (Cost $54,356,219)			60,745,602
Preferred Stocks 0.8%			
Financials 0.8%			
Ally Financial Inc., 8.50%, pfd., A	United States	120,300	3,166,296
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	1,030,820
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,842,000
Total Preferred Stocks (Cost $8,238,988)			9,039,116
		Principal Amount	
Corporate Bonds 29.1%			
Consumer Discretionary 1.4%			
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 7.00%, 1/15/19	United States	3,000,000	3,258,750
Ford Motor Credit Co. LLC, senior note, 3.00%, 6/12/17	United States	6,000,000	6,131,358
News America Inc., 3.00%, 9/15/22	United States	6,000,000	5,961,198
			15,351,306
Consumer Staples 4.2%			
[a]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	5,000,000	5,152,250
Energizer Holdings Inc., senior note, 4.70%, 5/24/22	United States	5,000,000	5,302,100
[a]Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	10,000,000	9,999,400
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	5,000,000	5,240,355
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	10,092,280
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	3,700,000	3,700,388
Safeway Inc., senior note, 3.40%, 12/01/16	United States	5,000,000	5,224,500
			44,711,273
Energy 5.1%			
Alpha Natural Resources Inc., senior note, 6.00%, 6/01/19	United States	6,000,000	5,430,000
Apache Corp., senior bond, 4.25%, 1/15/44	United States	5,000,000	4,803,820
Chesapeake Energy Corp., senior note, 6.775%, 3/15/19	United States	1,500,000	1,516,875
[a,b]Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	3,100,000	3,102,077
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	7,000,000	6,984,985
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	1,500,000	1,575,000
Phillips 66, senior note, 1.95%, 3/05/15	United States	7,500,000	7,653,855
Plains Exploration & Production Co., senior note,			
6.125%, 6/15/19	United States	2,900,000	3,211,750
6.50%, 11/15/20	United States	5,000,000	5,556,250
[a]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	7,500,000	7,537,500
SandRidge Energy Inc., senior note, 7.50%, 2/15/23	United States	2,700,000	2,882,250
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	4,102,840
			54,357,202
Financials 9.0%			
American Tower Corp., senior bond, 3.50%, 1/31/23	United States	6,000,000	5,871,840
[a]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	2,000,000	2,170,800
[c]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000	6,798,900
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	7,000,000	7,146,608
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	2,500,000	2,593,750
The Goldman Sachs Group Inc., senior note, 2.375%, 1/22/18	United States	3,800,000	3,813,992
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	5,000,000	5,587,490
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	2,383,940

[a,d]ING Bank NV, senior note, 144A, FRN, 1.95%, 9/25/15	Netherlands	5,000,000	5,085,400
[c]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	6,000,000	6,927,516
[a]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,726,142
[a]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	2,700,000	3,020,989
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,677,732
[a]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	3,230,000	3,343,370
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,262,500
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,127,500
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	4,000,000	4,603,648
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	4,500,000	4,774,131
[c,d]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	5,000,000	5,006,250
[d]Wachovia Corp., sub. note, FRN, 0.642%, 10/28/15	United States	5,000,000	4,943,775
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	3,000,000	3,352,095
			96,218,368
Health Care 2.2%			
[a]AbbVie Inc., senior bond, 144A, 4.40%, 11/06/42	United States	5,000,000	5,045,390
CHS/Community Health Systems Inc., senior secured note, 5.125%, 8/15/18	United States	2,700,000	2,848,500
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	2,500,000	2,811,088
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	2,000,000	2,182,830
WellPoint Inc., senior note, 1.25%, 9/10/15	United States	5,000,000	5,040,180
[a]Zoetis Inc., senior note, 144A, 1.875%, 2/01/18	United States	6,000,000	5,996,856
			23,924,844
Industrials 2.4%			
[a]Aviation Capital Group, 144A,			
7.125%, 10/15/20	United States	1,500,000	1,645,662
6.75%, 4/06/21	United States	1,500,000	1,631,683
[c]General Electric Capital Corp., junior sub. bond, 7.125% to 6/15/22, FRN thereafter, Perpetual	United States	8,000,000	9,210,808
John Deere Capital Corp., senior note, 1.70%, 1/15/20	United States	7,000,000	6,847,344
[a]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	7,000,000	7,002,415
			26,337,912
Information Technology 1.7%			
Hewlett-Packard Co., 2.60%, 9/15/17	United States	6,000,000	5,883,054
Symantec Corp., senior note, 2.75%, 6/15/17	United States	7,000,000	7,203,728
ViaSat Inc., senior note, 6.875%, 6/15/20	United States	5,000,000	5,362,500
			18,449,282
Materials 1.5%			
[a]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	4,000,000	4,151,360
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	7,000,000	7,018,256
[a]Mexichem SAB de CV, senior note, 144A, 4.875%, 9/19/22	Mexico	5,000,000	5,312,500
			16,482,116
Telecommunication Services 0.5%			
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	3,000,000	3,145,095
Frontier Communications Corp., senior note, 7.125%, 1/15/23	United States	2,500,000	2,665,625
			5,810,720
Utilities 1.1%			
[a,c]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	6,000,000	5,859,180
[a]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,637,975
			11,497,155
Total Corporate Bonds (Cost $302,723,934)			313,140,178
[d]Senior Floating Rate Interests (Cost $4,825,000) 0.5%			
Information Technology 0.5%			
[b]First Data Corp., 2018 Term Loan, 3.28%, 3/24/18	United States	5,000,000	4,968,360
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $44,272) 0.0%[†]			
Financials 0.0%[†]			
[d]Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.44%, 9/25/35	United States	44,244	43,465

Mortgage-Backed Securities 0.0%†			
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%†			
FNMA 30 Year, 6.00%, 8/01/36	United States	63,303	69,275
FNMA 30 Year, 6.50%, 4/01/36	United States	51,635	57,909
Total Mortgage-Backed Securities (Cost $113,732)			127,184
Municipal Bonds 0.4%			
California State GO, Various Purpose,			
7.95%, 3/01/36	United States	1,840,000	2,294,057
6.00%, 11/01/39	United States	85,000	103,165
5.25%, 11/01/40	United States	280,000	327,208
Refunding, NATL Insured, 4.50%, 12/01/32	United States	150,000	162,578
Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	145,000	156,327
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	375,000	398,426
San Joaquin County Transportation Authority Sales Tax Revenue, Refunding, 5.50%, 3/01/41	United States	655,000	775,730
Total Municipal Bonds (Cost $3,392,572)			4,217,491
		Number of Contracts	
Options Purchased (Cost $4,435,377) 0.3%			
Puts - Exchange-Traded 0.3%			
Financials 0.3%			
[e]SPDR S&P 500 ETF Trust, June Strike Price $140, Expires 6/22/13	United States	10,000	2,750,000
Total Investments before Short Term Investments (Cost $864,136,626)			932,118,830
		Principal Amount*	
Short Term Investments 12.0%			
U.S. Government and Agency Securities (Cost $20,599,528) 1.9%			
[f,g]U.S. Treasury Bill, 2/21/13	United States	20,600,000	20,599,712
Total Investments before Money Market Funds (Cost $884,736,154)			952,718,542
		Shares	
Money Market Funds (Cost $108,152,680) 10.1%			
[e,h]Institutional Fiduciary Trust Money Market Portfolio	United States	108,152,680	108,152,680
Total Investments (Cost $992,888,834) 98.7%			1,060,871,222
Options Written (0.0)%†			(84,500)
Other Assets, less Liabilities 1.3%			14,116,866
Net Assets 100.0%			$ 1,074,903,588
		Number of Contracts	
Options Written (0.0)%†			
Puts - Exchange-Traded			
Information Technology (0.0)%†			
Google Inc., February Strike Price $670, Expires 2/16/13	United States	150	$ (7,500)
QUALCOMM Inc., February Strike Price $60, Expires 2/16/13	United States	1,000	(6,000)
			(13,500)
Materials (0.0)%†			
Barrick Gold Corp., February Strike Price $31, Expires 2/16/13	Canada	1,500	(60,000)
Freeport-McMoRan Copper & Gold Inc., B, February Strike Price $33, Expires 2/16/13	United States	1,000	(11,000)
			(71,000)
Total Options Written (Premiums received $314,239)			$ (84,500)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[a] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $147,658,541, representing 13.74% of net assets.
[b] Security purchased on a when-issued or delayed delivery basis.
[c] Perpetual security with no stated maturity date.
[d] The coupon rate shown represents the rate at period end.
[e] Non-income producing.
[f] The security is traded on a discount basis with no stated coupon rate.
[g] Security or a portion of the security has been pledged as collateral for written option contracts. At January 31, 2013, the value of this security pledged as collateral was $20,322,715, representing 1.89% of net assets.
[h] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2013, the fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	DBAB	Buy	106,375	$ 114,876	4/16/13	$ 2,067	$ -
Swiss Franc	DBAB	Sell	106,375	117,011	4/16/13	69	-
Swiss Franc	DBAB	Buy	106,375	116,067	4/16/14	1,499	-
Swiss Franc	DBAB	Sell	106,375	118,221	4/16/14	655	-
Swiss Franc	DBAB	Buy	3,806,375	4,210,592	4/16/15	20,727	-
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	53,692	-
Net unrealized appreciation (depreciation)						$ 78,709	

ABBREVIATIONS

Counterparty

DBAB - Deutche Bank AG

Selected Portfolio

ADR - American Depositary Receipt
AGMC - Assured Guaranty Municipal Corp.
ETF - Exchange Traded Fund
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
NATL - National Public Financial Guarantee Corp.
SPDR - S&P Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Convertible Securities Fund	Shares	Value
Common Stocks and Other Equity Interests (Cost $692,801) 0.0%[†]		
Consumer Discretionary 0.0%[†]		
[a]Motors Liquidation Co., GUC Trust, Escrow Account	9,475	$ 221,241
Convertible Preferred Stocks 26.5%		
Consumer Discretionary 4.1%		
General Motors Co., 4.75%, cvt. pfd., B	488,300	21,153,156
The Goodyear Tire & Rubber Co., 5.875%, cvt. pfd.	498,000	23,301,420
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., D	376,200	3,762
		44,458,338
Energy 5.3%		
Apache Corp., 6.00%, cvt. pfd.	350,900	16,608,097
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	18,500	18,924,945
SandRidge Energy Inc., 7.00%, cvt. pfd.	200,000	21,703,200
		57,236,242
Financials 6.1%		
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	397,700	22,544,619
[a]Fannie Mae, 5.375%, cvt. pfd.	140	721,000
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	580,000	13,195,000
MetLife Inc., 5.00%, cvt. pfd.	334,000	16,295,860
Wintrust Financial Corp., 5.00%, cvt. pfd.	12,300	12,951,777
		65,708,256
Industrials 6.6%		
Nielsen Holdings NV, 6.25%, cvt. pfd.	243,400	14,173,182
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	200,000	24,690,000
[b]Swift Transportation Co., 6.00%, cvt. pfd., 144A	1,841,000	23,035,513
United Technologies Corp., 7.50%, cvt. pfd.	175,100	9,970,194
		71,868,889
Materials 2.4%		
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd. (South Africa)	477,730	16,199,824
ArcelorMittal, 6.00%, cvt. pfd. (Luxembourg)	395,000	10,044,850
		26,244,674
Utilities 2.0%		
PPL Corp., 8.75%, cvt. pfd.	150,000	8,203,500
PPL Corp., 9.50%, cvt. pfd.	250,000	13,515,000
		21,718,500
Total Convertible Preferred Stocks (Cost $303,952,280)		287,234,899
	Principal Amount	
Convertible Bonds 68.3%		
Consumer Discretionary 9.3%		
Coinstar Inc., cvt., senior note, 4.00%, 9/01/14	14,000,000	19,197,500
[b]Iconix Brand Group Inc., cvt., senior sub. note, 144A, 2.50%, 6/01/16	21,890,000	23,619,748
International Game Technology, cvt., senior note, 3.25%, 5/01/14	21,200,000	22,432,250
[b]Jarden Corp., cvt., senior sub. note, 144A, 1.875%, 9/15/18	10,000,000	11,038,325
Liberty Interactive LLC, cvt., senior deb., B, 3.25%, 3/15/31	10,000,000	10,087,500
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	13,000,000	14,121,250
		100,496,573
Energy 3.3%		
Cobalt International Energy Inc., cvt., 2.625%, 12/01/19	19,900,000	20,350,735
James River Coal Co., cvt., senior note, 3.125%, 3/15/18	12,500,000	3,758,408
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	12,500,000	11,976,563
		36,085,706
Financials 4.0%		
Forest City Enterprises Inc., cvt., 4.25%, 8/15/18	20,000,000	21,737,500
Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14	3,600,000	4,401,000

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[c]MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	25,000,000	16,937,500
		43,076,000
Health Care 16.9%		
[b]Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13	15,000,000	16,631,250
Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17	7,300,000	20,029,375
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	22,500,000	26,775,000
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	9,900,000	13,185,562
Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13	10,000,000	20,718,800
HeartWare International Inc., cvt., senior note, 3.50%, 12/15/17	10,000,000	12,043,750
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	9,500,000	20,769,375
Omnicare Inc., cvt., senior sub. note, 3.75%, 12/15/25	15,000,000	23,531,250
[b]Pacira Pharmaceuticals Inc., cvt., senior note, 144A, 3.25%, 2/01/19	5,880,000	6,452,300
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	17,000,000	21,130,150
Savient Pharmaceuticals Inc., cvt., senior note, 4.75%, 2/01/18	9,839,000	2,828,713
		184,095,525
Industrials 3.4%		
[b]L-3 Communications Corp., cvt., senior bond, 144A, 3.00%, 8/01/35	15,000,000	15,271,875
WESCO International Inc., cvt., senior deb., 6.00%, 9/15/29	8,000,000	21,295,000
		36,566,875
Information Technology 24.8%		
Alliance Data Systems Corp., cvt., senior note, 1.75%, 8/01/13	12,000,000	23,992,500
[c,d]BearingPoint Liquidating Trust	14,000,000	—
Bottomline Technologies Inc., cvt., senior note, 1.50%, 12/01/17	14,900,000	17,684,438
[b]Concur Technologies Inc., cvt., senior note, 144A, 2.50%, 4/15/15	16,900,000	23,512,125
EMC Corp., cvt., senior note, 1.75%, 12/01/13	14,000,000	21,656,320
Intel Corp., cvt.,		
[b]junior sub. bond, 144A, 2.95%, 12/15/35	19,000,000	20,021,250
junior sub. deb., 2.95%, 12/15/35	2,000,000	2,107,500
Liberty Interactive LLC into Motorola Solutions Inc., cvt., senior deb., 3.50%, 1/15/31	8,000,000	4,085,800
[b]Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	20,000,000	26,025,000
Micron Technology Inc., cvt., senior note, 1.875%, 6/01/27	20,000,000	19,393,070
NetApp Inc., cvt., senior note, 1.75%, 6/01/13	17,000,000	19,883,625
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	18,000,000	25,050,420
Nuance Communications Inc., cvt.,		
senior bond, 2.75%, 8/15/27	4,990,000	6,861,250
senior note, 2.75%, 11/01/31	13,400,000	15,016,375
[b]VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	14,000,000	19,512,500
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	18,000,000	24,952,500
		269,754,673
Materials 4.5%		
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14 (Luxembourg)	10,000,000	10,447,500
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18 (Mexico)	20,000,000	24,579,000
Kaiser Aluminum Corp., cvt., senior note, 4.50%, 4/01/15	4,000,000	5,538,810
Molycorp Inc., cvt., senior note, 5.50%, 2/01/18	7,360,000	8,868,800
		49,434,110
Utilities 2.1%		
CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29	12,000,000	22,387,500
Total Convertible Bonds (Cost $616,422,823)		741,896,962
Total Investments before Short Term Investments (Cost $921,067,904)		1,029,353,102
	Shares	
Short Term Investments (Cost $51,407,293) 4.7%		
Money Market Funds 4.7%		
[e,f]Institutional Fiduciary Trust Money Market Portfolio	51,407,293	51,407,293

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $972,475,197) 99.5%		1,080,760,395
Other Assets, less Liabilities 0.5%		5,349,497
Net Assets 100.0%	$	1,086,109,892

[†] Rounds to less than 0.1% of net assets.

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $204,044,831, representing 18.79% of net assets.

[c] Defaulted security or security for which income has been deemed uncollectible.

[d] See Note 6 regarding restricted securities.

[e] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 87.8%			
Consumer Discretionary 10.2%			
Comcast Corp., A	United States	600,960	$ 22,884,557
Limited Brands Inc.	United States	471,000	22,617,420
Lowe's Cos. Inc.	United States	600,000	22,914,000
McDonald's Corp.	United States	323,200	30,797,728
NIKE Inc., B	United States	606,800	32,797,540
Target Corp.	United States	453,900	27,420,099
			159,431,344
Consumer Staples 8.4%			
The Coca-Cola Co.	United States	429,600	15,998,304
Diageo PLC, ADR	United Kingdom	227,200	27,104,960
Kellogg Co.	United States	405,800	23,739,300
PepsiCo Inc.	United States	370,000	26,954,500
The Procter & Gamble Co.	United States	237,700	17,865,532
Unilever NV, N.Y. shs.	Netherlands	488,700	19,782,576
			131,445,172
Energy 8.0%			
BP PLC, ADR	United Kingdom	351,271	15,638,585
Chevron Corp.	United States	240,500	27,693,575
Exxon Mobil Corp.	United States	367,234	33,040,043
Royal Dutch Shell PLC, A, ADR	United Kingdom	424,500	29,935,740
Spectra Energy Corp.	United States	654,000	18,168,120
			124,476,063
Financials 14.1%			
Aflac Inc.	United States	536,200	28,450,772
Bank of America Corp.	United States	974,700	11,033,604
BlackRock Inc.	United States	147,700	34,898,556
JPMorgan Chase & Co.	United States	827,300	38,924,465
Marsh & McLennan Cos. Inc.	United States	497,700	17,658,396
MetLife Inc.	United States	218,798	8,169,917
People's United Financial Inc.	United States	1,200,000	14,772,000
QBE Insurance Group Ltd.	Australia	1,350,000	16,780,737
T. Rowe Price Group Inc.	United States	347,800	24,850,310
Wells Fargo & Co.	United States	725,000	25,251,750
			220,790,507
Health Care 7.8%			
Abbott Laboratories	United States	275,000	9,317,000
AbbVie Inc.	United States	275,000	10,089,750
Johnson & Johnson	United States	332,000	24,541,440
Merck & Co. Inc.	United States	688,495	29,777,409
Pfizer Inc.	United States	979,300	26,715,304
Roche Holding AG	Switzerland	100,000	22,122,144
			122,563,047
Industrials 14.4%			
3M Co.	United States	237,400	23,870,570
The Boeing Co.	United States	283,900	20,971,693
Caterpillar Inc.	United States	192,300	18,920,397
Emerson Electric Co.	United States	500,000	28,625,000
General Electric Co.	United States	1,500,000	33,420,000
Honeywell International Inc.	United States	471,600	32,181,984
J.B. Hunt Transport Services Inc.	United States	282,800	19,023,956
Republic Services Inc.	United States	742,000	23,662,380
United Parcel Service Inc., B	United States	306,600	24,310,314
			224,986,294
Information Technology 10.2%			
Analog Devices Inc.	United States	586,200	25,581,768
Cisco Systems Inc.	United States	1,536,133	31,598,256
Intel Corp.	United States	1,200,000	25,248,000

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

International Business Machines Corp.	United States	139,900	28,409,493
Microsoft Corp.	United States	1,003,800	27,574,386
Paychex Inc.	United States	629,100	20,527,533
			158,939,436
Materials 6.1%			
BHP Billiton Ltd., ADR	Australia	322,300	25,371,456
The Dow Chemical Co.	United States	613,000	19,738,600
E. I. du Pont de Nemours and Co.	United States	532,100	25,248,145
Rio Tinto PLC, ADR	United Kingdom	431,000	24,338,570
			94,696,771
Telecommunication Services 2.6%			
AT&T Inc.	United States	634,410	22,071,124
Vodafone Group PLC, ADR	United Kingdom	697,600	19,058,432
			41,129,556
Utilities 6.0%			
American Electric Power Co. Inc.	United States	558,300	25,285,407
Duke Energy Corp.	United States	419,690	28,849,490
Great Plains Energy Inc.	United States	595,240	12,738,136
PG&E Corp.	United States	617,900	26,347,256
			93,220,289
Total Common Stocks (Cost $1,099,831,660)			1,371,678,479
Equity-Linked Securities 5.5%			
Energy 2.9%			
[a]Bank of America Corp. into Halliburton Co., 5.00%, 144A	United States	630,000	25,187,715
[a]JPMorgan Chase & Co. into Schlumberger Ltd., 6.00%, 144A	United States	250,000	19,860,450
			45,048,165
Information Technology 1.1%			
[a]Barclays Bank PLC into Apple Inc., 7.50%, 144A	United States	37,000	17,999,538
Materials 1.5%			
Credit Suisse New York into Freeport-McMoRan Copper & Gold Inc., B, 8.40%	United States	615,000	22,764,409
Total Equity-Linked Securities (Cost $86,039,100)			85,812,112
Convertible Preferred Stocks 5.5%			
Consumer Discretionary 1.0%			
General Motors Co., 4.75%, cvt. pfd., B	United States	360,300	15,608,196
Energy 1.1%			
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	16,367,520
Financials 2.3%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	21,343,860
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	15,124,900
			36,468,760
Industrials 0.5%			
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	68,800	8,315,856
Materials 0.6%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	284,792	9,657,297
Total Convertible Preferred Stocks (Cost $83,028,995)			86,417,629
Preferred Stocks (Cost $15,634,990) 0.1%			
Financials 0.1%			
[b]Fannie Mae, 8.25%, pfd.	United States	625,000	1,131,250
Total Investments before Short Term Investments (Cost $1,284,534,745)			1,545,039,470
Short Term Investments (Cost $15,622,345) 1.0%			
Money Market Funds 1.0%			
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	15,622,345	15,622,345

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $1,300,157,090) 99.9%	1,560,661,815
Other Assets, less Liabilities 0.1%	1,672,236
Net Assets 100.0%	$ 1,562,334,051

[a] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $79,415,223, representing 5.08% of net assets.

[b] Non-income producing.

[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks 0.3%			
Health Care Distributors 0.0%			
[a,b]RoTech Medical Corp.	United States	26,267	$ —
Movies & Entertainment 0.3%			
[a]MGM Holdings Inc., A	United States	198,105	7,659,888
Total Common Stocks (Cost $6,173,225)			7,659,888
		Principal Amount	
Corporate Bonds (Cost $2,062,737) 0.1%			
Broadcasting 0.1%			
[c]Clear Channel Communications Inc., first lien, senior secured note, 144A, 9.00%, 12/15/19	United States	$ 2,211,000	2,105,978
[d]**Senior Floating Rate Interests 85.5%**			
Aerospace & Defense 1.9%			
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.75%, 7/16/18	Luxembourg	4,398,955	4,442,945
AWAS Finance Luxembourg S.A.R.L., Term Loan, 5.25%, 6/10/16	Ireland	9,309,201	9,460,475
Booz Allen Hamilton Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19	United States	1,805,475	1,831,429
CAMP International Holding Co., Replacement Term Loan, 5.25%, 5/31/19	United States	4,448,850	4,512,108
FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18	Ireland	11,442,328	11,596,090
JFB Firth Rixson Inc. (FR Acq.), Initial Dollar Term Facility Loan, 5.50%, 6/30/17	United States	1,280,000	1,291,601
Silver II U.S. Holdings LLC (Hamilton), Initial Term Loans, 5.00%, 12/13/19	United States	14,910,000	15,092,648
[e]TransDigm Inc., Tranche B2 Term Loan, 4.00%, 2/14/17	United States	4,887,679	4,949,791
			53,177,087
Air Freight & Logistics 0.3%			
[f]Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	8,554,963	8,105,827
Airlines 1.8%			
Delos Aircraft Inc. (ILFC), Loans, 4.75%, 4/12/16	United States	1,700,000	1,717,000
Delta Air Lines Inc.,			
New Term Loan, 5.50%, 4/20/17	United States	15,612,250	15,813,851
Term B-1 Loan, 5.25%, 10/18/18	United States	12,150,000	12,326,175
Term B-2 Loan, 4.25%, 4/18/16	United States	8,740,000	8,854,712
Flying Fortress Inc. (ILFC), Loans, 5.00%, 6/30/17	United States	11,920,000	12,009,400
			50,721,138
Alternative Carriers 0.2%			
Cricket Communications Inc. (Leap Wireless), Term Loan, 4.75%, 10/10/19	United States	4,890,000	4,935,844
Apparel Retail 0.2%			
Ascena Retail Group Inc., Tranche B Term Loan, 4.75%, 6/14/18	United States	4,151,517	4,195,627
Apparel, Accessories & Luxury Goods 1.5%			
Calceus Acquisition Inc., Term Loan, 6.75%, 2/01/20	United States	2,180,000	2,204,525
[e]PVH Corp., Tranche B Term Loan, 4.75%, 2/13/20	United States	9,060,000	9,144,910
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	30,708,225	29,569,472
			40,918,907
Application Software 0.8%			
CCC Holdings Inc., Term Loan, 5.25%, 12/20/19	United States	7,980,000	8,114,662
Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	14,745,448	15,003,494
			23,118,156
Auto Parts & Equipment 2.9%			
ASP HHI Acquisition Co. Inc., Term Loans, 6.00% - 7.00%, 10/05/18	United States	8,210,000	8,379,331
August Luxuk Holding Co.,			
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	3,045,163	3,090,841
Lux Term Loan, 6.25%, 4/27/18	Luxembourg	4,623,158	4,669,389
August U.S. Holding Co. Inc.,			
U.S. Second Lien, 10.50%, 4/27/19	United States	2,344,506	2,379,674
U.S. Term Loan, 6.25%, 4/27/18	United States	3,556,342	3,591,906
[e]Federal-Mogul Corp.,			
Tranche B Term Loan, 2.138% - 2.148%, 12/27/14	United States	26,765,470	25,477,381
Tranche C Term Loan, 2.138% - 2.148%, 12/27/15	United States	7,229,826	6,881,890

FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	3,000,000	3,045,000
Key Safety Systems Inc., Term Loan, 2.453%, 3/10/14	United States	3,443,805	3,423,142
TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18	United States	5,721,949	5,793,474
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18	United States	2,753,100	2,794,397
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,757,884	11,875,463
			81,401,888
Automobile Manufacturers 0.7%			
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	18,303,087	18,730,885
Biotechnology 0.1%			
Alkermes Inc., 2019 Term Loan, 4.50%, 9/25/19	Ireland	3,740,625	3,794,396
Broadcasting 7.8%			
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.602%, 5/13/14	United States	6,789,543	6,721,179
Tranche B Term Loan, 3.852%, 1/29/16	United States	4,824,371	4,199,465
Tranche C Term Loan, 3.852%, 1/29/16	United States	2,555,847	2,194,834
Cumulus Media Holdings Inc.,			
Second Lien Term Loan, 7.50%, 9/16/19	United States	21,450,000	22,334,813
Term Loan B, 4.50%, 9/16/18	United States	16,945,319	17,093,591
Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18	United States	8,578,159	8,674,663
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	9,296,700	9,459,392
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	14,008,563	14,271,224
Hubbard Radio LLC,			
First Lien Term Loan, 5.25%, 4/29/17	United States	857,443	864,410
Second Lien Term Loan, 8.75%, 4/29/18	United States	11,957,941	12,212,047
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	4,920,749	4,954,579
Mission Broadcasting Inc., Term B Loan, 4.50%, 12/03/19	United States	3,298,286	3,356,006
NEP/NCP Holdco Inc., First Lien Term Loan, 5.25%, 1/22/20	United States	4,460,000	4,546,413
Nexstar Broadcasting Inc., Term B Loan, 4.50%, 12/03/19	United States	7,801,714	7,938,244
Nine Entertainment Group Pty. Ltd., Term B Loan, 5.00%, 2/06/20	United States	20,060,000	20,034,925
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	24,160,265	24,598,170
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	18,161,410	18,206,814
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	8,628,983	8,696,341
Univision Communications Inc.,			
Extended First Lien Term Loan, 4.452%, 3/31/17	United States	23,065,664	23,177,994
Initial Term Loan, 2.202%, 9/29/14	United States	2,082,901	2,088,391
			215,623,495
Building Products 0.2%			
Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	United States	2,453,314	2,517,714
Nortek Inc., Term Loan, 5.25%, 4/26/17	United States	2,731,797	2,762,529
			5,280,243
Cable & Satellite 1.9%			
Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 4.50%, 11/30/19	United States	1,516,200	1,538,943
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	11,579,504	11,701,031
Charter Communications Operating LLC, Term C Loan, 3.46%, 9/06/16	United States	4,442,133	4,494,488
CSC Holdings Inc. (Cablevision),			
Incremental B-2 Extended Term Loan, 1.952%, 3/29/16	United States	6,444,206	6,498,073
Incremental B-3 Extended Term Loan, 1.952%, 3/29/16	United States	1,549,043	1,560,654
Midcontinent Communications, Term B Loan, 4.00% - 5.25%, 12/31/16	United States	6,283,732	6,354,424
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	7,552,050	7,639,321
UPC Financing Partnership, Term Loan AF, 4.00%, 1/31/21	Netherlands	11,900,000	11,981,813
			51,768,747
Casinos & Gaming 3.6%			
Affinity Gaming LLC, Initial Term Loan, 5.50%, 11/09/17	United States	3,721,875	3,784,682
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-2, 3.204%, 1/28/15	United States	4,625,000	4,597,379
Term Loan B-3, 3.204% - 3.311%, 1/28/15	United States	2,599,166	2,583,282
Term Loan B-4, 9.50%, 10/31/16	United States	20,152,293	20,547,782
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	7,638,356	7,729,062
CCM Merger Inc. (MotorCity Casino), Term Loan, 6.00%, 3/01/17	United States	7,419,687	7,503,158
Las Vegas Sands LLC,			
Extended Delayed Draw I Term Loan, 2.76%, 11/23/16	United States	1,422,104	1,431,770

Extended Delayed Draw II Term Loan, 2.76%, 11/23/15	United States	386,237	388,892
Extended Term Loan B, 2.76%, 11/23/16	United States	8,972,824	9,033,812
MGM Resorts International, Term B Loan, 4.25%, 12/20/19	United States	4,660,000	4,741,065
Peninsula Gaming LLC, Term B Loan, 5.75%, 11/20/17	United States	3,630,000	3,693,525
Penn National Gaming Inc., Term B Facility Loans, 3.75%, 7/14/18	United States	2,772,998	2,792,703
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	4,883,100	4,934,983
Station GVR Acquisition LLC, B Term Loan, 5.50%, 9/28/19	United States	9,107,175	9,249,475
Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	13,101,000	13,281,139
VML U.S. Finance LLC (Delaware), Term Loan, 1.75%, 11/15/16	Macau	4,000,000	3,961,252
			100,253,961
Coal & Consumable Fuels 0.8%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	15,669,345	16,129,632
Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	5,466,923	5,514,758
			21,644,390
Commercial Printing 0.2%			
Cenveo Corp., Term B Loan, 7.00%, 12/21/16	United States	5,784,760	5,813,684
Commodity Chemicals 1.0%			
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	4,663,422	4,721,714
Kronos Worldwide Inc., Initial Term Loan, 7.00%, 6/13/18	United States	9,018,750	9,173,764
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	7,384,200	7,568,805
Tronox Pigments (Netherlands) BV,			
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	5,441,229	5,500,174
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	1,483,971	1,501,037
			28,465,494
Communications Equipment 0.7%			
Alcatel-Lucent USA Inc.,			
Asset Sale Loans, 7.50%, 8/01/16	United States	4,340,000	4,401,485
U.S. Term Loan, 8.50%, 1/30/19	United States	10,460,000	10,603,825
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	3,693,750	3,742,230
			18,747,540
Construction & Farm Machinery & Heavy Trucks 0.4%			
Allison Transmission Inc.,			
Term B-1 Loan, 2.71%, 8/07/14	United States	7,738,671	7,774,338
Term B-3 Loan, 4.25%, 8/23/19	United States	2,558,397	2,594,376
			10,368,714
Consumer Finance 0.4%			
MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.25%, 11/18/17	United States	12,074,786	12,127,614
Data Processing & Outsourced Services 1.4%			
EVERTEC LLC, Term B-1 Loan, 5.50%, 9/30/16	Puerto Rico	7,523,862	7,627,315
NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	3,188,250	3,220,133
SunGard Data Systems Inc.,			
Tranche A U.S. Term Loan, 1.956%, 2/28/14	United States	34,400	34,636
Tranche D Term Loan, 4.50%, 1/31/20	United States	3,580,000	3,644,888
Vantiv LLC (Fifth Third Processing), Tranche B Term Loan, 3.75%, 3/27/19	United States	6,292,429	6,316,026
West Corp., Term Loan B-6, 5.75%, 6/30/18	United States	10,741,531	10,916,081
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	6,910,000	6,970,462
			38,729,541
Distributors 0.8%			
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	6,844,692	6,921,694
U.S. Foods Inc., Extended Term Loan, 5.75%, 3/31/17	United States	13,782,305	13,964,149
			20,885,843
Diversified Chemicals 0.8%			
Ineos U.S. Finance LLC,			
Dollar Term Loan, 6.50%, 4/27/18	United States	18,700,715	19,156,489
Short-Dated Dollar Term Loan, 5.50%, 5/12/15	United States	3,475,466	3,549,306
			22,705,795
Diversified Metals & Mining 0.8%			
FMG America Finance Inc., Loans, 5.25%, 10/18/17	United States	21,555,680	21,885,008
Diversified Support Services 1.4%			
Acosta Inc., Term D Loan, 5.00%, 3/01/18	United States	7,869,800	7,987,847

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

AlixPartners LLP,			
Initial Term B-2 Loans, 6.50%, 6/29/19	United States	5,134,200	5,191,929
Second Lien Term Loan, 10.75%, 12/29/19	United States	3,700,000	3,787,875
ARAMARK Corp.,			
Synthetic L/C-3, 3.309%, 7/26/16	United States	352,698	356,813
U.S. Term C Loan, 3.452% - 3.561%, 7/26/16	United States	8,674,881	8,776,091
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	5,804,893	5,862,942
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	3,127,262	3,166,353
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	4,526,011	4,591,054
			39,720,904
Drug Retail 0.2%			
Interactive Data Corp., Term B Loan, 5.00%, 2/11/18	United States	2,261,274	2,261,274
Rite Aid Corp., Tranche 2 Term Loan, 1.96%, 6/04/14	United States	4,496,360	4,496,360
			6,757,634
Education Services 1.3%			
Bright Horizons Family Solutions Inc., Term B Loan, 5.25%, 1/30/20	United States	16,878,582	17,057,917
[e]Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	18,430,866	18,553,745
			35,611,662
Electrical Components & Equipment 0.3%			
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	7,930,000	8,035,731
Electronic Manufacturing Services 0.3%			
Flextronics International USA Inc.,			
A Closing Date Loan, 2.452%, 10/01/14	United States	1,749,926	1,755,613
A-1-A Delayed Draw Term Loan, 2.452%, 10/01/14	United States	1,981,925	1,988,366
A-1-B Delayed Draw Term Loan, 2.452%, 10/01/14	United States	638,519	641,113
A-2 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	2,932,552	2,944,467
			7,329,559
Environmental & Facilities Services 1.1%			
ADS Waste Holdings Inc., Term Loans, 5.25%, 10/09/19	United States	24,830,000	25,109,337
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	1,931,415	1,933,830
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19	Canada	2,260,000	2,288,250
			29,331,417
Food Distributors 0.9%			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	14,230,000	14,492,373
Second Lien Term Loan, 9.50%, 10/10/17	United States	9,980,000	10,279,400
			24,771,773
Food Retail 0.0%[†]			
Pantry Inc., Term Loan, 5.75%, 8/03/19	United States	1,167,075	1,193,334
Footwear 0.2%			
Wolverine World Wide Inc., Tranche B Term Loan, 4.00%, 7/31/19	United States	5,855,527	5,928,721
General Merchandise Stores 0.7%			
Dollar General Corp., Tranche B-1 Term Loan, 2.952%, 7/07/14	United States	20,575,000	20,709,314
Health Care Equipment 2.5%			
[e]Biomet Inc., Dollar Term B-1 Loan, 3.952% - 4.06%, 7/25/17	United States	15,465,053	15,655,552
Carestream Health Inc., Term Loan, 5.00%, 2/25/17	United States	10,945,284	11,010,277
DJO Finance LLC,			
Tranche B-2 Term Loan, 5.202%, 11/01/16	United States	1,293,194	1,309,359
Tranche B-3 Term Loan, 6.25%, 9/15/17	United States	10,977,057	11,114,271
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	21,652,971	21,979,692
Kinetic Concepts Inc.,			
Dollar Term C-1 Loan, 5.50%, 5/04/18	United States	2,563,526	2,608,388
Term C-2 Loan, 5.00%, 11/04/16	United States	6,078,151	6,128,800
			69,806,339
Health Care Facilities 2.7%			
Ardent Medical Services Inc.,			
Second Lien Term Loan, 11.00%, 1/02/19	United States	4,560,000	4,713,900
Term Loan, 6.75%, 7/02/18	United States	3,010,000	3,070,200
Community Health Systems Inc., New Extended Term Loan, 3.811%, 1/25/17	United States	15,791,313	15,954,864
HCA Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17	United States	10,750,000	10,844,020
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	16,454,259	16,629,085

Select Medical Corp., Series A Tranche B Term Loan, 5.50% - 6.00%, 6/01/18	United States	2,104,413	2,122,826
United Surgical Partners International Inc.,			
Extended Term Loan, 5.25%, 4/03/17	United States	5,342,267	5,389,012
New Tranche B Term Loan, 6.00%, 4/03/19	United States	8,168,759	8,267,462
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	1,490,298	1,500,672
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	7,450,109	7,531,546
			76,023,587
Health Care Services 2.2%			
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	2,481,013	2,515,903
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	31,305,811	31,702,738
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	12,945,678	13,023,352
National Mentor Holdings Inc., Tranche B-1 Term Loan, 6.50%, 2/09/17	United States	7,530,838	7,643,800
U.S. Renal Care Inc., Initial Term Loan, 6.25%, 7/03/19	United States	5,651,600	5,750,503
			60,636,296
Health Care Supplies 0.7%			
Alere Inc., B Term Loan, 4.75%, 6/30/17	United States	7,728,792	7,808,839
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 4.75%, 9/30/15	United States	8,200,000	8,307,625
Parent Term Loan, 5.25%, 5/18/19	United States	3,681,500	3,729,820
			19,846,284
Health Care Technology 0.4%			
IMS Health Inc., Tranche B Dollar Term Loan, 4.50%, 8/26/17	United States	3,730,482	3,760,016
Truven Health Analytics Inc., New Tranche B Term Loan, 5.75%, 6/06/19	United States	8,458,747	8,617,348
			12,377,364
Home Furnishings 0.4%			
[e]Tempur-Pedic International Inc., Term B Loan, 6.25%, 12/12/19	United States	9,750,000	9,927,586
Home Improvement Retail 0.3%			
Harbor Freight Tools USA Inc., Initial Loan, 5.50%, 11/14/17	United States	8,478,753	8,620,772
Household Products 0.4%			
[e]Apex Tool Group LLC, Term Loan, 5.75%, 2/01/20	United States	7,200,000	7,291,497
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19	United States	3,390,000	3,432,165
			10,723,662
Human Resource & Employment Services 0.6%			
Altegrity Inc.,			
Term Loan B, 2.955%, 2/21/15	United States	13,437,921	12,900,404
Tranche D Term Loan, 7.75%, 2/21/15	United States	3,235,245	3,225,135
			16,125,539
Independent Power Producers & Energy Traders 0.5%			
Calpine Corp.,			
Term Loan, 4.50%, 4/01/18	United States	11,800,766	11,949,019
Term Loans, 4.50%, 10/09/19	United States	2,603,475	2,639,002
			14,588,021
Industrial Conglomerates 0.6%			
Ameriforge Group Inc.,			
Initial Term Loan, 5.00%, 1/25/20	United States	3,980,000	4,034,725
[e]Second Lien Term Loan, 9.75%, 1/25/21	United States	6,400,000	6,540,000
Mirion Technologies Inc., Term Loan, 6.25%, 3/30/18	United States	4,879,816	4,892,015
			15,466,740
Industrial Machinery 3.1%			
Colfax Corp., Term B Loan, 4.50%, 9/12/18	United States	12,787,168	12,865,758
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,417,137	4,430,830
Generac Power Systems Inc., Term Loans, 6.25%, 5/30/18	United States	8,987,300	9,211,983
Husky Injection Molding Systems Ltd., Term Loan, 5.75%, 6/30/18	United States	15,180,429	15,441,866
Mold-Masters (2007) Ltd., U.S. Dollar Term Loan, 3.813%, 10/11/14	Canada	850,960	852,732
Navistar Inc., Tranche B Term Loan, 7.00%, 8/17/17	United States	3,790,500	3,853,043
RBS Global Inc. (Rexnord), Term B Loan, 4.50%, 4/01/18	United States	10,776,515	10,903,139
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	11,548,291	11,663,774
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	11,164,157	11,289,754

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	3,561,075	3,605,588
			84,118,467
Insurance Brokers 0.1%			
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19	United States	2,400,000	2,429,064
Integrated Telecommunication Services 1.3%			
Alaska Communications Systems Holdings Inc., Term Loan B, 5.50%, 10/21/16	United States	4,488,202	4,408,258
Genesys Telecom Holdings U.S. Inc., Term Loan, 6.75%, 1/31/19	United States	6,947,500	7,021,318
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	10,868,923	11,031,957
Windstream Corp.,			
Tranche B-3 Term Loan, 4.00%, 8/08/19	United States	5,840,650	5,896,621
ᵉTranche B-4 Term Loan, 5.00%, 1/23/20	United States	2,670,000	2,696,700
Zayo Group LLC, Term Loan, 5.25%, 7/02/19	United States	6,208,800	6,298,604
			37,353,458
Internet Software & Services 0.8%			
Web.com Group Inc., Term Loan, 5.50%, 10/27/17	United States	20,448,750	20,759,735
IT Consulting & Other Services 0.3%			
Genpact International Inc., Term Loan, 4.25%, 8/30/19	United States	8,069,775	8,190,822
Leisure Facilities 1.4%			
24 Hour Fitness Worldwide Inc., Term Loan B, 7.50%, 4/22/16	United States	11,087,390	11,228,288
ClubCorp Club Operations Inc., Term B Loan, 5.00%, 11/30/16	United States	11,821,976	12,058,416
ᵃSix Flags Theme Parks Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18	United States	4,061,773	4,127,249
Town Sports International LLC, Initial Term Loan, 5.75%, 5/11/18	United States	10,045,757	10,158,772
			37,572,725
Life & Health Insurance 0.3%			
CNO Financial Group Inc.,			
Tranche B-1 Term Loan, 4.25%, 9/28/16	United States	3,662,530	3,705,227
Tranche B-2 Term Loan, 5.00%, 9/28/18	United States	5,727,485	5,796,691
			9,501,918
Life Sciences Tools & Services 1.0%			
inVentiv Health Inc., Term Loan B, 7.50%, 8/04/16	United States	10,743,118	10,662,544
Pharmaceutical Product Development Inc., Term Loan B, 6.25%, 12/05/18	United States	6,385,500	6,437,382
Quintiles Transnational Corp.,			
Term B-1 Loan, 4.50%, 6/08/18	United States	1,596,000	1,616,450
Term B-2 Loan, 4.50%, 6/08/18	United States	8,974,315	9,101,454
			27,817,830
Metal & Glass Containers 0.2%			
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	4,766,682	4,832,224
Movies & Entertainment 1.9%			
AMC Entertainment Inc., Term B-3 Loan, 4.75%, 2/22/18	United States	1,492,462	1,511,818
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	8,138,977	8,218,674
Delta 2 (Lux) S.A.R.L. (Formula One), Term Loan B2 Facility, 6.00%, 4/29/19	Luxembourg	6,133,727	6,265,989
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	8,498,062	8,604,287
National CineMedia LLC, Term Loans, 3.46%, 11/26/19	United States	5,560,000	5,602,567
Regal Cinemas Corp., Term Loan, 3.202% - 3.311%, 8/23/17	United States	6,697,223	6,759,313
WMG Acquisition Corp., Initial Term Loan, 5.25%, 11/01/18	United States	3,380,000	3,444,078
Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	11,875,030	11,964,093
			52,370,819
Office Services & Supplies 0.1%			
Acco Brands Corp., Term B Loan, 4.25%, 3/26/19	United States	1,866,106	1,891,764
Oil & Gas Equipment & Services 0.2%			
McJunkin Red Man Corp., Term Loan, 6.25%, 11/11/19	United States	4,488,750	4,544,859
Oil & Gas Exploration & Production 2.1%			
EP Energy LLC,			
Tranche B-1 Loan, 5.00%, 5/24/18	United States	8,400,000	8,510,250
Tranche B-2 Loan (2nd Lien), 4.50%, 4/30/19	United States	700,000	709,771
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	11,918,288	12,097,062
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	13,570,000	13,657,187
Samson Investment Co., Second Lien Initial Term Loan, 6.00%, 9/25/18	United States	11,060,000	11,212,075
Sheridan Investment Partners I LLC, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	8,861,589	9,038,820
Sheridan Production Partners I-A LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	1,174,233	1,197,718

Sheridan Production Partners I-M LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	717,228	731,573
			57,154,456
Oil & Gas Refining & Marketing 0.2%			
Tesoro Corp., Initial Term Loan, 4.50%, 1/28/16	United States	6,020,000	6,080,200
Oil & Gas Storage & Transportation 0.3%			
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/18	United States	8,300,000	8,438,336
Other Diversified Financial Services 1.0%			
Asurion LLC,			
Amortizing Term Loans (B1), 4.75%, 7/23/17	United States	4,320,625	4,371,034
Second Lien Term Loan, 9.00%, 5/24/19	United States	6,478,344	6,684,841
Term Loan (TLB), 5.50%, 5/24/18	United States	15,458,929	15,657,932
			26,713,807
Packaged Foods & Meats 1.1%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	12,555,621	12,639,279
Dole Food Co. Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18	United States	3,899,314	3,917,727
Pinnacle Foods Finance LLC,			
Initial Term Loan, 2.71%, 4/02/14	United States	1,340,787	1,346,514
Tranche F Term Loan, 4.75%, 10/17/18	United States	5,064,550	5,135,995
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18	Bermuda	6,977,732	7,010,680
			30,050,195
Paper Packaging 1.6%			
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	12,613,456	12,702,797
John Henry Holdings Inc. (Multi-Packaging), First Lien Term Loan, 6.00%, 12/06/18	United States	5,400,000	5,476,502
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	24,596,833	24,988,857
			43,168,156
Paper Products 0.4%			
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	11,000,000	11,247,500
Personal Products 0.6%			
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	5,315,772	5,295,838
Revlon Consumer Products Corp.,			
Senior Subordinated Term Loan, 8.50%, 10/08/14	United States	5,500,000	5,541,250
Term Loan, 4.75%, 11/19/17	United States	5,024,694	5,075,258
			15,912,346
Pharmaceuticals 3.0%			
Aptalis Pharma Inc. (Axcan),			
Term B-1 Loan, 5.50%, 2/11/17	United States	4,968,086	5,026,048
Term B-2 Loan, 5.50%, 2/11/17	United States	6,550,500	6,635,113
Jazz Pharmaceuticals Inc., Term Loan, 5.25%, 6/12/18	United States	6,942,000	7,040,347
Par Pharmaceutical Cos. Inc., Term B Loans, 5.00%, 9/28/19	United States	12,468,750	12,651,891
RPI Finance Trust,			
6.75 Year Term Loan, 3.50%, 5/09/18	United States	5,788,168	5,870,117
New Term Loan, 4.00%, 11/09/18	United States	2,532,463	2,566,229
Valeant Pharmaceuticals International Inc.,			
Series C Tranche B Term Loan, 4.25%, 2/11/19	Canada	6,750,000	6,856,313
Series D Tranche B Term Loan, 4.25%, 2/13/19	Canada	17,885,175	18,156,243
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	2,501,004	2,530,183
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	3,072,221	3,108,064
Term B-1 Loan, 4.25%, 3/15/18	United States	8,089,666	8,184,048
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	5,561,646	5,626,533
			84,251,129
Photographic Products 0.4%			
Getty Images Inc., Initial Term Loan, 4.75%, 10/18/19	United States	10,430,000	10,569,689
Property & Casualty Insurance 0.1%			
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	4,850,481	3,395,336
Publishing 0.9%			
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	3,837,615	2,983,746
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	14,190,662	10,181,800

ᵍWenner Media LLC, Term Loan, 1.952%, 10/02/13	United States	11,281,284	11,168,471
			24,334,017
Real Estate Services 0.2%			
Brickman Group Holdings Inc., Tranche B-1 Term Loan, 5.50%, 10/14/16	United States	6,495,877	6,593,315
Research & Consulting Services 0.5%			
Nielsen Finance LLC (VNU Inc.),			
Class A Dollar Term Loan, 2.208%, 8/09/13	United States	584,564	586,391
ᵍClass C Dollar Term Loan, 3.458%, 5/02/16	United States	12,153,531	12,266,206
			12,852,597
Restaurants 0.7%			
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	4,755,783	4,815,212
P.F. Chang's China Bistro Inc., Term Loan B, 5.25%, 6/22/19	United States	6,972,525	7,081,296
Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	8,698,200	8,830,195
			20,726,703
Security & Alarm Services 0.4%			
Garda World Security Corp., Term B Loan, 4.50%, 11/13/19	Canada	6,443,850	6,520,371
Protection One Inc., Term Loan, 5.75%, 3/19/19	United States	5,862,658	5,921,285
			12,441,656
Semiconductors 0.3%			
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.46%, 12/01/16	United States	7,990,000	8,020,793
Specialized Consumer Services 0.3%			
ᵉAdvantage Sales & Marketing Inc., Term Loan, 5.25%, 12/18/17	United States	8,261,183	8,356,186
Specialized Finance 0.9%			
ᵉClipper Acquisition Corp. (The TCW Groups Inc.), Initial Term Loan, 5.25%, 12/28/19	United States	8,330,000	8,444,537
GMACM/RFC (ResCap), Term A-1 Loan (DIP), 6.00%, 11/16/13	United States	13,733,333	13,771,965
TransUnion LLC, Replacement Term Loan, 5.50%, 2/10/18	United States	3,954,628	4,015,597
			26,232,099
Specialty Chemicals 2.6%			
Chemtura Corp., Term Facility, 5.50%, 8/27/16	United States	3,300,000	3,349,500
HII Holding Corp. (Houghton International), U.S. Term Loan, 5.25%, 12/20/19	United States	2,253,913	2,268,000
Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17	United States	6,573,525	6,513,956
OMNOVA Solutions Inc., New Loan, 5.50%, 5/31/17	United States	4,477,157	4,538,718
Road Infrastructure Investment LLC (Ennis Flint),			
First Lien Term Loan, 6.25%, 3/30/18	United States	2,615,946	2,629,026
Second Lien Term Loan, 10.25%, 9/30/18	United States	10,576,190	10,430,768
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	5,053,314	5,107,005
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	891,761	901,236
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	8,932,500	9,055,322
ᵉU.S. Coatings Acquisitions Inc., Initial Term B Loans, 5.75%, 2/01/20	United States	18,060,000	18,360,952
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	9,994,502	10,099,914
			73,254,397
Specialty Stores 3.9%			
99 Cents Only Stores, Tranche B-1 Loan, 5.25%, 1/15/19	United States	6,292,450	6,383,445
Academy Ltd., Initial Term Loans, 4.75%, 8/03/18	United States	10,533,600	10,685,926
Bass Pro Group LLC, Loans, 4.00%, 11/20/19	United States	10,604,229	10,752,688
BJ's Wholesale Club Inc., Initial Loan, 5.75%, 9/26/19	United States	9,831,565	10,010,440
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	11,970,000	12,071,745
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	7,181,850	7,226,737
Leslie's Poolmart Inc., Tranche B Term Loan, 5.25%, 10/16/19	United States	2,326,629	2,357,166
Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	3,000,000	3,034,452
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	15,040,000	15,150,920
Party City Holdings Inc., Term Loans, 5.75%, 7/27/19	United States	19,461,225	19,728,817
Pilot Travel Centers LLC, Refinancing Tranche B Term Loans, 3.75%, 3/30/18	United States	9,815,248	9,945,604
Prestige Brands Inc., Term B Loans, 5.25% - 6.25%, 1/26/19	United States	683,251	691,152
			108,039,092
Systems Software 0.4%			
SS&C Technologies Holdings Europe S.A.R.L., Term B-2 Loan, 5.00%, 3/14/19	Luxembourg	508,452	516,715
SS&C Technologies Inc., Term B-1 Loan, 5.00%, 3/14/19	United States	4,915,041	4,981,089

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	4,602,514	4,664,363
			10,162,167
Technology Distributors 0.1%			
Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18	United States	3,511,154	3,550,198
Tires & Rubber 0.9%			
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	24,400,000	24,757,192
Trucking 2.1%			
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	9,676,460	9,787,333
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	18,000,000	18,191,250
Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	12,510,000	12,635,100
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 5.00%, 12/15/17	United States	12,130,473	12,297,267
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	5,998,650	6,051,138
			58,962,088
Wireless Telecommunication Services 0.9%			
MetroPCS Wireless Inc., Tranche B-3 Term Loan, 4.00%, 3/17/18	United States	9,566,312	9,631,229
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	15,810,375	15,540,286
			25,171,515
Total Senior Floating Rate Interests (Cost $2,326,211,353)			2,368,750,913
Total Investments before Short Term Investments (Cost $2,334,447,315)			2,378,516,779
		Shares	
Short Term Investments (Cost $522,188,142) 18.9%			
Money Market Funds 18.9%			
[a,h] Institutional Fiduciary Trust Money Market Portfolio	United States	522,188,142	522,188,142
Total Investments (Cost $2,856,635,457) 104.8%			2,900,704,921
Other Assets, less Liabilities (4.8)%			(132,709,145)
Net Assets 100.0%			$ 2,767,995,776

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Security has been deemed illiquid because it may not be able to be sold within seven days.

[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

[d] The coupon rate shown represents the rate at period end.

[e] A portion or all of the security purchased on a delayed delivery basis.

[f] Defaulted security or security for which income has been deemed uncollectible.

[g] At January 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[h] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Abbreviations

Selected Portfolio

DIP - Debtor-In-Possession
L/C - Letter of Credit

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Limited Maturity U.S. Government Securities Fund		Principal Amount		Value
U.S. Government and Agency Securities 55.3%				
AID-Egypt, U.S. Government Guaranteed, 4.45%, 9/15/15	$	10,000,000	$	11,057,590
FHLB, 3.125%, 12/13/13		8,000,000		8,205,696
FHLMC,				
3.50%, 5/29/13		4,200,000		4,246,851
4.50%, 7/15/13		3,500,000		3,570,528
FNMA,				
0.75%, 2/26/13		5,000,000		5,002,205
1.75%, 5/07/13		3,200,000		3,213,514
4.375%, 3/15/13		4,000,000		4,020,816
4.625%, 10/15/13		5,000,000		5,157,895
senior note, 4.375%, 7/17/13		6,000,000		6,116,664
U.S. Treasury Note,				
1.375%, 11/30/15		16,300,000		16,750,793
1.75%, 7/31/15		7,000,000		7,246,092
2.00%, 11/30/13		10,000,000		10,152,740
2.125%, 12/31/15		14,500,000		15,222,738
2.25%, 5/31/14		8,000,000		8,217,504
2.375%, 8/31/14		13,500,000		13,956,151
2.625%, 6/30/14		5,000,000		5,170,120
4.00%, 2/15/14		12,400,000		12,892,131
4.00%, 2/15/15		22,000,000		23,662,034
4.125%, 5/15/15		15,000,000		16,300,785
4.25%, 8/15/14		7,000,000		7,433,125
4.25%, 11/15/14		4,000,000		4,285,000
4.25%, 8/15/15		19,000,000		20,870,322
4.50%, 11/15/15		16,000,000		17,822,496
4.75%, 5/15/14		8,000,000		8,467,192
[a]Index Linked, 0.50%, 4/15/15		9,562,485		10,063,024
[a]Index Linked, 0.625%, 4/15/13		16,340,585		16,392,924
[a]Index Linked, 1.25%, 4/15/14		15,775,976		16,351,547
[a]Index Linked, 2.00%, 1/15/16		6,960,682		7,778,562
Total U.S. Government and Agency Securities (Cost $288,364,383)				289,627,039
Asset-Backed Securities and Commercial Mortgage-Backed Securities 10.0%				
FHLMC Multifamily Structured Pass Through Certificates,				
K004, A1, 3.413%, 5/25/19		2,318,990		2,511,754
K010, A1, 3.32%, 7/25/20		4,689,927		5,073,976
K013, A1, 2.902%, 8/25/20		8,384,266		8,948,011
K014, A1, 2.788%, 10/25/20		10,790,686		11,523,886
K702, A1, 2.084%, 12/25/17		7,742,376		7,961,340
K702, A1, 3.342%, 12/25/19		9,905,723		10,718,106
K703, A1, 1.873%, 1/25/18		2,559,434		2,637,043
GNMA, 2010-124, A, 3.848%, 10/16/32		2,769,459		2,853,120
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $50,415,632)				52,227,236
Mortgage-Backed Securities 34.7%				
[b]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 7.2%**				
FHLMC, 1.989%, 10/01/28		13,351		14,141
FHLMC, 2.088%, 1/01/37		41,844		44,739
FHLMC, 2.12%, 8/01/34		1,710		1,812
FHLMC, 2.198%, 10/01/23		15,606		15,644
FHLMC, 2.25%, 4/01/35		1,103,701		1,174,805
FHLMC, 2.288%, 2/01/18 - 8/01/18		189,559		199,967
FHLMC, 2.306%, 1/01/37		103,850		110,460
FHLMC, 2.32%, 2/01/37		33,182		34,806
FHLMC, 2.335%, 12/01/33		92,838		96,573
FHLMC, 2.35%, 3/01/32 - 9/01/33		144,864		150,920
FHLMC, 2.355%, 12/01/33		550,849		587,486
FHLMC, 2.358%, 6/01/31		33,461		34,181
FHLMC, 2.368%, 7/01/35		25,892		27,592

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FHLMC, 2.373%, 5/01/42	1,723,778	1,788,014
FHLMC, 2.375%, 8/01/32 - 7/01/36	1,223,628	1,308,772
FHLMC, 2.378%, 2/01/31	116,579	120,512
FHLMC, 2.391%, 1/01/35	19,339	20,623
FHLMC, 2.41%, 8/01/34	634,970	676,853
FHLMC, 2.412%, 5/01/36	38,635	40,824
FHLMC, 2.454%, 10/01/33	478,294	510,312
FHLMC, 2.457%, 3/01/35	38,332	40,817
FHLMC, 2.46%, 9/01/36	16,091	17,148
FHLMC, 2.481%, 8/01/23	9,199	9,741
FHLMC, 2.483%, 12/01/34	268,762	286,846
FHLMC, 2.499%, 11/01/36	32,805	34,995
FHLMC, 2.522%, 8/01/36	2,719	2,905
FHLMC, 2.54%, 11/01/31	31,916	34,210
FHLMC, 2.556%, 4/01/35	617,347	650,779
FHLMC, 2.561%, 5/01/37	56,011	59,825
FHLMC, 2.571%, 7/01/37	225,196	241,269
FHLMC, 2.577%, 10/01/18	12,252	12,533
FHLMC, 2.625%, 1/01/37	137,011	145,867
FHLMC, 2.635%, 6/01/37	168,801	171,055
FHLMC, 2.673%, 7/01/35	3,393,050	3,626,515
FHLMC, 2.701%, 1/01/35	382,942	406,116
FHLMC, 2.717%, 1/01/34	165,464	176,368
FHLMC, 2.723%, 7/01/35	590,984	630,001
FHLMC, 2.737%, 10/01/35	41,234	44,114
FHLMC, 2.742%, 7/01/41	654,937	684,811
FHLMC, 2.754%, 11/01/33	48,836	52,155
FHLMC, 2.776%, 9/01/35	109,476	116,813
FHLMC, 2.781%, 8/01/35	6,227	6,640
FHLMC, 2.785%, 9/01/24 - 5/01/37	92,264	95,076
FHLMC, 2.786%, 11/01/27	256,607	261,935
FHLMC, 2.801%, 5/01/35	207,545	221,749
FHLMC, 2.808%, 4/01/37	1,245,657	1,336,080
FHLMC, 2.822%, 3/01/39	277,859	293,201
FHLMC, 2.825%, 9/01/36	2,579	2,762
FHLMC, 2.835%, 10/01/35	2,686,049	2,850,366
FHLMC, 2.843%, 1/01/35	23,184	24,727
FHLMC, 2.854%, 9/01/34	10,509	11,179
FHLMC, 2.855%, 4/01/35	74,425	79,400
FHLMC, 2.856%, 8/01/35	30,495	32,533
FHLMC, 2.86%, 8/01/34	56,583	60,279
FHLMC, 2.869%, 4/01/33	123,932	124,350
FHLMC, 2.875%, 9/01/34	800,080	853,579
FHLMC, 2.88%, 2/01/37	353,288	358,253
FHLMC, 2.89%, 4/01/35	346,890	369,735
FHLMC, 2.899%, 3/01/35	82,259	86,762
FHLMC, 2.919%, 5/01/33	111,001	118,537
FHLMC, 2.952%, 9/01/36	1,146,756	1,229,079
FHLMC, 2.969%, 2/01/37	52,047	55,041
FHLMC, 2.975%, 10/01/34 - 7/01/36	1,262,744	1,354,123
FHLMC, 2.992%, 4/01/38	509,748	545,942
FHLMC, 3.021%, 3/01/35	185,359	197,005
FHLMC, 3.036%, 6/01/37	3,839,122	4,119,635
FHLMC, 3.044%, 11/01/19	18,912	19,131
FHLMC, 3.05%, 8/01/37	694,249	744,839
FHLMC, 3.131%, 2/01/37	361,218	385,528
FHLMC, 3.17%, 8/01/36	80,735	86,290
FHLMC, 3.187%, 6/01/37	171,765	184,228
FHLMC, 3.218%, 4/01/37	96,480	103,988
FHLMC, 3.528%, 3/01/36	182,953	197,945
FHLMC, 3.59%, 6/01/40	465,599	493,026
FHLMC, 3.603%, 6/01/24	40,384	40,462
FHLMC, 3.855%, 4/01/30	273,807	292,108
FHLMC, 3.924%, 8/01/36	170,646	181,163
FHLMC, 4.45%, 4/01/33	109,929	116,703

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FHLMC, 4.694%, 7/01/38	147,805	157,667
FHLMC, 4.88%, 8/01/38	206,797	221,794
FHLMC, 4.916%, 3/01/34	12,739	13,730
FHLMC, 4.93%, 11/01/35	286,672	306,949
FHLMC, 5.10%, 10/01/35	164,846	177,070
FHLMC, 5.175%, 2/01/38	957,342	1,022,260
FHLMC, 5.374%, 2/01/36	464,588	489,828
FHLMC, 5.571%, 6/01/37	19,483	21,027
FHLMC, 5.791%, 6/01/36	113,144	121,036
FHLMC, 5.82%, 4/01/37	527,019	569,315
FHLMC, 5.824%, 10/01/37	570,033	618,893
FHLMC, 5.874%, 7/01/36	215,139	231,105
FHLMC, 5.901%, 10/01/37	467,440	502,561
FHLMC, 6.048%, 8/01/37	10,722	11,482
FHLMC, 6.07%, 7/01/37	874,654	944,156
FHLMC, 6.412%, 2/01/37	130,651	141,230
		37,487,401
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.8%		
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	2,145,215	2,292,980
FHLMC Gold 15 Year, 6.00%, 10/01/21	674,367	740,771
FHLMC Gold 15 Year, 6.00%, 10/01/23	5,298,653	5,845,904
FHLMC Gold 15 Year, 7.00%, 8/01/13	823	837
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	669,246	807,703
FHLMC Gold 30 Year, 9.50%, 3/01/21	8,320	8,498
		9,696,693
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate 19.2%**		
FNMA, 1.372%, 10/01/44	62,302	63,650
FNMA, 1.375%, 10/01/26	184,017	188,807
FNMA, 1.572%, 6/01/40 - 9/01/40	78,408	81,214
FNMA, 1.625%, 6/01/37	178,073	187,904
FNMA, 1.728%, 4/01/37	38,437	39,948
FNMA, 1.748%, 4/01/34	181,047	186,096
FNMA, 1.813%, 3/01/33	982,997	1,015,365
FNMA, 1.841%, 6/01/34	377,663	383,210
FNMA, 1.889%, 1/01/34	9,752	10,199
FNMA, 1.924%, 1/01/34	27,202	28,266
FNMA, 1.983%, 11/01/33	165,862	175,262
FNMA, 1.992%, 1/01/35	6,039,002	6,335,525
FNMA, 2.02%, 4/01/35	115,641	117,060
FNMA, 2.037%, 4/01/33	295,883	312,518
FNMA, 2.06%, 1/01/35	109,060	114,870
FNMA, 2.088%, 11/01/32	1,542,478	1,609,769
FNMA, 2.09%, 1/01/37	565,522	599,613
FNMA, 2.104%, 8/01/34	223,836	226,708
FNMA, 2.113%, 11/01/35	44,332	46,608
FNMA, 2.12%, 11/01/35	237,224	238,978
FNMA, 2.121%, 12/01/32	20,324	21,548
FNMA, 2.125%, 11/01/35	55,594	58,473
FNMA, 2.128%, 11/01/35	43,347	45,703
FNMA, 2.138%, 7/01/34	1,581,355	1,674,204
FNMA, 2.139%, 11/01/35	52,385	55,103
FNMA, 2.144%, 1/01/35	52,213	55,471
FNMA, 2.148%, 2/01/37	19,733	20,693
FNMA, 2.151%, 11/01/35	37,200	39,111
FNMA, 2.153%, 6/01/28	2,577	2,736
FNMA, 2.183%, 8/01/33 - 2/01/35	473,220	499,052
FNMA, 2.218%, 9/01/33	47,782	50,223
FNMA, 2.228%, 8/01/33	99,165	105,256
FNMA, 2.235%, 9/01/34	53,592	57,399
FNMA, 2.237%, 11/01/32	60,551	63,394
FNMA, 2.246%, 11/01/33 - 6/01/35	99,921	106,642
FNMA, 2.25%, 11/01/27 - 11/01/40	395,590	410,304
FNMA, 2.261%, 9/01/34	389,873	411,476
FNMA, 2.273%, 4/01/34	133,649	134,078

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FNMA, 2.275%, 4/01/35	123,529	125,761
FNMA, 2.283%, 8/01/34	1,903,024	2,010,596
FNMA, 2.288%, 5/01/33	104,630	109,550
FNMA, 2.30%, 12/01/34	271,927	282,875
FNMA, 2.305%, 5/01/33	65,313	66,851
FNMA, 2.311%, 7/01/33	23,222	24,839
FNMA, 2.321%, 9/01/35	23,841	25,404
FNMA, 2.333%, 4/01/35	51,030	53,964
FNMA, 2.34%, 11/01/33	53,759	57,324
FNMA, 2.344%, 3/01/38	60,603	64,562
FNMA, 2.345%, 5/01/34 - 8/01/34	375,617	386,686
FNMA, 2.35%, 6/01/35	93,444	99,497
FNMA, 2.351%, 7/01/36	53,259	56,769
FNMA, 2.354%, 5/01/38	15,579	16,604
FNMA, 2.358%, 1/01/35	636,060	678,315
FNMA, 2.36%, 7/01/33	49,446	49,736
FNMA, 2.374%, 10/01/32	5,125	5,366
FNMA, 2.375%, 11/01/17 - 7/01/19	48,030	48,675
FNMA, 2.382%, 10/01/18 - 8/01/36	40,158	43,008
FNMA, 2.385%, 6/01/33	136,077	143,867
FNMA, 2.386%, 1/01/35	212,988	225,268
FNMA, 2.394%, 4/01/36	207,729	219,748
FNMA, 2.396%, 7/01/36	18,923	20,154
FNMA, 2.398%, 4/01/33	171,473	179,549
FNMA, 2.418%, 1/01/33	80,018	84,858
FNMA, 2.42%, 1/01/33	4,756	5,043
FNMA, 2.423%, 12/01/32	39,165	41,708
FNMA, 2.437%, 9/01/38	163,663	173,832
FNMA, 2.44%, 3/01/35	568,892	600,147
FNMA, 2.445%, 12/01/36	52,993	56,691
FNMA, 2.455%, 10/01/34	17,882	19,038
FNMA, 2.47%, 1/01/34	447,336	465,416
FNMA, 2.479%, 10/01/36	58,282	61,328
FNMA, 2.496%, 1/01/36	450,769	475,147
FNMA, 2.50%, 2/01/36	9,188,658	9,692,419
FNMA, 2.501%, 4/01/36	21,132	22,391
FNMA, 2.51%, 7/01/36	4,418	4,440
FNMA, 2.522%, 1/01/37	7,261	7,728
FNMA, 2.528%, 12/01/32	13,343	14,313
FNMA, 2.537%, 10/01/32	190,527	203,676
FNMA, 2.541%, 3/01/25	102,324	109,835
FNMA, 2.56%, 1/01/35 - 7/01/35	324,313	344,774
FNMA, 2.57%, 3/01/35	174,537	175,684
FNMA, 2.572%, 4/01/22	38,755	40,173
FNMA, 2.574%, 3/01/35	713,306	759,891
FNMA, 2.581%, 2/01/35	212,163	226,639
FNMA, 2.588%, 5/01/32	108,265	108,409
FNMA, 2.601%, 3/01/35	20,481	21,476
FNMA, 2.607%, 2/01/35	247,423	265,295
FNMA, 2.613%, 5/01/33	54,857	57,586
FNMA, 2.625%, 9/01/24	64,204	66,108
FNMA, 2.627%, 1/01/35	105,708	112,305
FNMA, 2.633%, 4/01/37	23,359	24,819
FNMA, 2.634%, 9/01/34	54,473	57,923
FNMA, 2.64%, 2/01/34 - 5/01/34	1,291,961	1,370,488
FNMA, 2.65%, 1/01/34	24,395	25,605
FNMA, 2.655%, 9/01/30	15,443	16,496
FNMA, 2.665%, 3/01/34	129,741	134,170
FNMA, 2.67%, 8/01/33	43,830	45,963
FNMA, 2.676%, 8/01/37	353,756	377,485
FNMA, 2.687%, 3/01/18	11,804	12,132
FNMA, 2.691%, 6/01/37	10,401	11,106
FNMA, 2.693%, 4/01/33	278,069	297,150
FNMA, 2.706%, 10/01/33	67,678	72,201
FNMA, 2.716%, 4/01/32	153,744	164,251

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FNMA, 2.737%, 12/01/37	28,800	30,608
FNMA, 2.743%, 11/01/37	62,237	66,019
FNMA, 2.746%, 7/01/33	72,180	76,808
FNMA, 2.749%, 11/01/36	4,965,092	5,313,998
FNMA, 2.75%, 1/01/18	14,801	15,643
FNMA, 2.753%, 5/01/35	1,845,594	1,981,501
FNMA, 2.758%, 7/01/33	105,817	113,432
FNMA, 2.76%, 8/01/41	223,849	229,875
FNMA, 2.765%, 8/01/34	58,937	62,757
FNMA, 2.769%, 7/01/35	36,243	38,444
FNMA, 2.774%, 4/01/35	2,347,856	2,488,530
FNMA, 2.783%, 5/01/37	10,708	11,434
FNMA, 2.792%, 10/01/36	6,368,546	6,823,529
FNMA, 2.811%, 11/01/35	10,772	11,482
FNMA, 2.825%, 7/01/35	1,919,010	2,050,917
FNMA, 2.83%, 9/01/35	1,782,727	1,907,273
FNMA, 2.837%, 1/01/35	236,270	252,793
FNMA, 2.846%, 3/01/34	41,800	43,013
FNMA, 2.848%, 7/01/33	217,203	222,139
FNMA, 2.853%, 2/01/34	21,411	22,486
FNMA, 2.864%, 3/01/36	323,182	344,698
FNMA, 2.869%, 10/01/36	212,877	229,642
FNMA, 2.873%, 10/01/36	152,410	162,877
FNMA, 2.884%, 6/01/35	13,496,975	14,408,249
FNMA, 2.896%, 11/01/36	18,815	20,245
FNMA, 2.90%, 2/01/36	3,959,739	4,241,744
FNMA, 2.902%, 9/01/33	90,054	96,063
FNMA, 2.915%, 4/01/36	7,227,239	7,757,607
FNMA, 2.933%, 9/01/35	22,088	23,242
FNMA, 2.935%, 11/01/36 - 12/01/36	975,915	1,048,253
FNMA, 2.949%, 5/01/34	61,911	65,730
FNMA, 2.954%, 10/01/33	2,767,848	2,970,630
FNMA, 3.00%, 10/01/33	28,185	28,273
FNMA, 3.01%, 4/01/33	897,759	955,681
FNMA, 3.125%, 7/01/18	67,675	68,002
FNMA, 3.134%, 3/01/38	660,457	701,706
FNMA, 3.245%, 5/01/36	13,321	13,987
FNMA, 3.368%, 11/01/17	67,248	67,575
FNMA, 3.369%, 9/01/37	1,930,832	2,008,746
FNMA, 3.547%, 9/01/35	26,845	28,682
FNMA, 4.104%, 8/01/33	372,300	399,579
FNMA, 4.113%, 4/01/38	1,914,389	2,050,950
FNMA, 4.133%, 7/01/36	48,415	52,023
FNMA, 4.218%, 9/01/33	1,430,145	1,523,956
FNMA, 4.374%, 5/01/48	290,229	309,675
FNMA, 4.404%, 8/01/25	10,956	11,384
FNMA, 4.593%, 10/01/33	96,541	102,748
FNMA, 4.78%, 11/01/33	29,558	31,534
FNMA, 4.84%, 6/01/33	12,205	13,022
FNMA, 4.886%, 12/01/19	27,671	29,775
FNMA, 4.996%, 4/01/37	162,032	174,579
FNMA, 5.016%, 8/01/35	139,326	150,711
FNMA, 5.173%, 11/01/34	15,333	16,497
FNMA, 5.19%, 11/01/38	560,168	602,097
FNMA, 5.197%, 11/01/34	90,230	97,491
FNMA, 5.526%, 7/01/37	125,007	134,820
FNMA, 5.554%, 1/01/19	10,638	11,554
FNMA, 6.068%, 9/01/36	305,134	330,403
FNMA, 6.387%, 12/01/37	76,741	84,111
		100,724,765
Federal National Mortgage Association (FNMA) Fixed Rate 6.2%		
FNMA 15 Year, 3.50%, 1/01/26	1,162,637	1,230,578
FNMA 15 Year, 4.50%, 5/01/16	9,516,486	10,479,206
FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19	191,886	206,697
FNMA 15 Year, 5.00%, 2/01/18 - 6/01/23	2,480,637	2,679,672

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FNMA 15 Year, 5.50%, 8/01/15 - 1/01/25	5,376,710	5,751,707
FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17	609,163	647,476
FNMA 15 Year, 6.50%, 10/01/16	22,421	23,961
FNMA 15 Year, 7.00%, 5/01/13 - 7/01/14	1,317	1,346
FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15	13,788	14,345
FNMA 30 Year, 5.00%, 3/01/38	2,330,270	2,516,264
FNMA 30 Year, 6.00%, 9/01/39	7,617,467	8,336,160
FNMA 30 Year, 6.50%, 8/01/38	343,677	384,036
FNMA 30 Year, 9.00%, 1/01/17	54,297	59,913
FNMA 30 Year, 9.50%, 11/01/16 - 6/01/22	75,810	83,075
		32,414,436
[b]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[†]		
GNMA, 1.625%, 10/20/35	65,646	68,011
Government National Mortgage Association (GNMA) Fixed Rate 0.3%		
GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14	57,500	59,403
GNMA I SF 15 Year, 7.50%, 10/15/14 - 11/15/14	19,596	19,921
GNMA I SF 30 Year, 5.00%, 3/15/39	569,599	621,874
GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33	273,245	301,012
GNMA I SF 30 Year, 6.00%, 3/15/33	103,388	117,655
GNMA I SF 30 Year, 8.00%, 11/15/16	31,108	31,774
GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17	141,281	146,384
GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31	268,781	331,474
GNMA II SF 30 Year, 9.00%, 8/20/16	26,616	26,764
GNMA II SF 30 Year, 9.50%, 6/20/16	34,021	34,865
		1,691,126
Total Mortgage-Backed Securities (Cost $177,740,731)		182,082,432
Total Investments (Cost $516,520,746) 100.0%		523,936,707
Other Assets, less Liabilities (0.0)%[†]		(196,345)
Net Assets 100.0%		$ 523,740,362

[†] Rounds to less than 0.1% of net assets.
[a] Principal amount of security is adjusted for inflation.
[b] The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

FHLB - Federal Home Loan Bank
SF - Single Family

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares		Value
Common Stocks 0.0%†				
Materials 0.0%†				
[a,b] NewPage Corp., Litigation Trust	United States	1,000,000		$ —
[a,c] NewPage Holdings Inc.	United States	2,000		197,229
Total Common Stocks (Cost $485,749)				197,229
		Principal Amount		
Corporate Bonds 30.2%				
Automobiles & Components 0.2%				
Ford Motor Credit Co. LLC, senior note, 7.00%, 4/15/15	United States	1,200,000		1,332,074
[d] Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	700,000		754,026
				2,086,100
Banks 6.5%				
AIB Mortgage Bank, secured note, 2.625%, 7/29/16	Ireland	3,000,000	EUR	4,066,639
[d,e] Banco Bradesco SA/Cayman Islands, senior note, 144A, FRN, 2.361%, 5/16/14	Brazil	3,000,000		3,032,685
Bank of Montreal, 0.80%, 11/06/15	Canada	4,000,000		4,014,571
Bank of Nova Scotia, senior note, 2.05%, 10/07/15	Canada	2,000,000		2,065,258
Barclays Bank PLC, senior note, 5.20%, 7/10/14	United Kingdom	400,000		424,668
BB&T Corp., senior note, 5.70%, 4/30/14	United States	500,000		531,848
[e] BBVA U.S. Senior SAU, senior note, FRN, 2.435%, 5/16/14	Spain	3,000,000		3,011,025
CIT Group Inc.,				
4.25%, 8/15/17	United States	500,000		520,000
senior note, 5.00%, 5/15/17	United States	500,000		536,250
[f] Compagnie de Financement Foncier SA, secured note, 2.375%, 11/21/22	France	2,000,000	EUR	2,696,332
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000		2,188,908
[d] HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000		3,141,390
[d,e] ING Bank NV, senior note, 144A, FRN, 1.95%, 9/25/15	Netherlands	3,800,000		3,864,904
[d] Nordea Bank AB, senior note, 144A, 2.125%, 1/14/14	Sweden	1,500,000		1,518,143
Nykredit Realkredit AS, secured note,				
2.00%, 4/01/14	Denmark	45,000,000	DKK	8,336,995
2.00%, 1/01/16	Denmark	17,000,000	DKK	3,187,604
4.00%, 1/01/16	Denmark	8,000,000	DKK	1,583,255
PNC Funding Corp., senior note, 5.40%, 6/10/14	United States	750,000		797,879
Realkredit Danmark AS, secured note, 10S, 4.00%, 1/01/16	Denmark	8,000,000	DKK	1,582,564
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,000,000		1,108,750
[d] The Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000		3,173,295
[d] Santander US Debt SA, senior note, 144A, 2.991%, 10/07/13	Spain	2,000,000		2,013,168
U.S. Bancorp, 1.375%, 9/13/13	United States	1,500,000		1,508,088
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	3,000,000		3,182,754
[e] Wachovia Corp., sub. note, FRN, 0.674%, 10/15/16	United States	10,000,000		9,867,950
Wells Fargo Bank NA, senior note, 6.00%, 5/23/13	United States	500,000	EUR	690,338
				68,645,261
Capital Goods 0.7%				
General Electric Capital Corp.,				
5.90%, 5/13/14	United States	500,000		534,174
senior note, 3.35%, 10/17/16	United States	2,000,000		2,146,940
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	300,000		329,116
[e] John Deere Capital Corp., FRN, 0.405%, 10/08/14	United States	4,000,000		4,003,316
				7,013,546
Consumer Durables & Apparel 1.0%				
Centex Corp., senior note, 6.50%, 5/01/16	United States	5,000,000		5,737,500
D.R. Horton Inc., senior note, 4.75%, 5/15/17	United States	1,500,000		1,618,125
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	3,000,000		3,109,077
				10,464,702
Consumer Services 0.1%				
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	500,000		542,500
[d] Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	200,000		201,500

Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		808,300
				1,552,300
Diversified Financials 6.3%				
Ally Financial Inc., senior note, 4.50%, 2/11/14	United States	1,000,000		1,030,000
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	1,000,000	GBP	1,688,423
Bank of America Corp., senior note,				
[e]FRN, 1.855%, 7/11/14	United States	3,700,000		3,754,716
L, 7.375%, 5/15/14	United States	500,000		539,469
[d]Banque PSA Finance SA, senior note, 144A, 3.375%, 4/04/14	France	2,000,000		2,025,440
Capital One Financial Corp., senior note, 2.15%, 3/23/15	United States	3,250,000		3,318,068
[d]CNH Capital LLC, senior note, 144A, 3.875%, 11/01/15	United States	700,000		724,937
Credit Suisse AG, 2.20%, 1/14/14	Switzerland	1,500,000		1,522,770
GE Capital European Funding,				
senior bond, 4.625%, 7/04/14	United States	3,000,000	EUR	4,281,168
senior note, 4.875%, 3/06/13	United States	5,500,000	EUR	7,496,658
The Goldman Sachs Group Inc., senior note, 3.30%, 5/03/15	United States	1,000,000		1,041,755
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,780,525
JPMorgan Chase & Co.,				
2.05%, 1/24/14	United States	1,000,000		1,015,933
senior note, 4.375%, 1/30/14	United States	1,400,000	EUR	1,968,801
senior note, 4.75%, 3/01/15	United States	750,000		807,807
[e]JPMorgan Chase Bank NA, sub. note, FRN, 0.64%, 6/13/16	United States	1,500,000		1,473,417
Merrill Lynch & Co. Inc., 5.45%, 7/15/14	United States	4,000,000		4,228,860
Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13	United States	200,000		200,693
Morgan Stanley, senior note,				
6.00%, 5/13/14	United States	10,000,000		10,603,620
4.50%, 2/23/16	United States	2,000,000	EUR	2,900,446
[e]FRN, 2.81%, 5/14/13	United States	750,000		754,297
[e]FRN, 1.902%, 1/24/14	United States	1,000,000		1,008,044
[d]Nuveen Investments Inc., senior note, 144A, 9.125%, 10/15/17	United States	500,000		508,750
[d]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000		533,023
[d]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	8,455,000		8,751,762
[d]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,181,746
				67,141,128
Energy 3.2%				
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000		1,059,363
[d]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,697,680
BP Capital Markets PLC, senior note, 0.70%, 11/06/15	United Kingdom	4,000,000		3,996,180
Canadian Natural Resources Ltd., senior note, 1.45%, 11/14/14	Canada	1,500,000		1,520,259
Chesapeake Energy Corp., senior note, 9.50%, 2/15/15	United States	1,800,000		2,047,500
Chevron Corp., senior note, 1.104%, 12/05/17	United States	6,000,000		6,005,052
[d]CNPC HK Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000		2,099,544
Compagnie Generale de Geophysique-Veritas, senior note, 9.50%, 5/15/16	France	500,000		533,750
ConocoPhillips, 4.75%, 2/01/14	United States	18,000		18,758
[d]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	400,000		401,000
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000		2,124,710
Enterprise Products Operating LLC, senior note, 1.25%, 8/13/15	United States	1,000,000		1,008,383
[d]Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 7.51%, 7/31/13	Russia	100,000		102,819
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000		2,127,780
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	500,000		529,471
Phillips 66, senior note, 1.95%, 3/05/15	United States	2,400,000		2,449,234
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	500,000		485,000
[d]Schlumberger Norge AS, 144A, 1.95%, 9/14/16	United States	2,500,000		2,567,885
[d]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000		1,055,301
				33,829,669
Food & Staples Retailing 1.3%				
Costco Wholesale Corp., senior note, 0.65%, 12/07/15	United States	5,500,000		5,525,861
Safeway Inc., senior note, 3.40%, 12/01/16	United States	1,400,000		1,462,860
[d]Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000		3,874,860
Wal-Mart Stores Inc., 3.20%, 5/15/14	United States	500,000		518,261
[d]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	1,500,000		1,511,649

[e] Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	1,000,000		1,038,255
				13,931,746
Food, Beverage & Tobacco 1.5%				
Altria Group Inc., 7.75%, 2/06/14	United States	100,000		107,050
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000		2,146,146
[e] Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	4,500,000		4,499,730
Ingredion Inc., senior note, 3.20%, 11/01/15	United States	1,500,000		1,572,860
Kraft Foods Group Inc., senior note, 1.625%, 6/04/15	United States	1,000,000		1,017,307
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	3,000,000		3,179,547
Philip Morris International Inc., senior note, 3.25%, 3/11/13	United States	1,800,000	CHF	1,983,094
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	1,000,000		1,000,105
				15,505,839
Health Care Equipment & Services 0.5%				
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000		999,257
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000		796,379
Express Scripts Holding Co., senior note, 2.75%, 11/21/14	United States	1,400,000		1,443,883
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000		1,013,188
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000		1,564,195
				5,816,902
Insurance 0.5%				
[e] Metropolitan Life Global Funding I,				
senior note, 144A, 2.00%, 1/09/15	United States	5,000,000		5,130,750
senior secured note, 144A, 5.125%, 4/10/13	United States	250,000		252,154
				5,382,904
Materials 2.0%				
[e] Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000		437,114
ArcelorMittal, senior note, 4.00%, 3/01/16	Luxembourg	2,000,000		2,026,448
[e] Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	United States	1,000,000		1,072,500
The Dow Chemical Co., senior note, 2.50%, 2/15/16	United States	2,000,000		2,079,870
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	300,000		292,500
[e] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.00%, 4/01/17	Australia	800,000		826,000
[e] Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000		2,102,577
[e] Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	900,000		958,500
Rio Tinto Finance USA PLC, senior note, 1.625%, 8/21/17	United Kingdom	2,500,000		2,504,312
Rock-Tenn Co., senior secured bond, 5.625%, 3/15/13	United States	1,308,000		1,313,070
RPM International Inc., 6.25%, 12/15/13	United States	4,000,000		4,175,636
[e] Xstrata Finance Canada Ltd., secured note, 144A, 1.80%, 10/23/15	Canada	3,000,000		3,026,460
				20,814,987
Media 0.5%				
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	700,000		785,750
7.125%, 2/01/16	United States	500,000		560,000
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000		2,198,750
Time Warner Inc., 3.15%, 7/15/15	United States	1,000,000		1,056,196
Viacom Inc., 4.375%, 9/15/14	United States	350,000		369,854
				4,970,550
Pharmaceuticals, Biotechnology & Life Sciences 2.1%				
[d,e] AbbVie Inc., senior note, 144A, FRN, 1.072%, 11/06/15	United States	3,000,000		3,047,973
Actavis Inc., senior note,				
5.00%, 8/15/14	United States	750,000		796,516
1.875%, 10/01/17	United States	1,000,000		1,004,842
Amgen Inc., senior note, 2.125%, 5/15/17	United States	2,500,000		2,576,455
Celgene Corp., senior note, 2.45%, 10/15/15	United States	2,000,000		2,076,728
Gilead Sciences Inc., senior note, 2.40%, 12/01/14	United States	4,200,000		4,330,351
[e] inVentiv Health Inc., senior note, 144A, 9.00%, 1/15/18	United States	600,000		617,250
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000		2,069,144
[g] Sanofi, senior note, Reg S, 3.125%, 10/10/14	France	2,000,000	EUR	2,826,573
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Israel	1,500,000		1,576,554
[e] Zoetis Inc., senior note, 144A, 1.15%, 2/01/16	United States	1,800,000		1,803,748
				22,726,134
Real Estate 0.0%[†]				
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		445,455

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Retailing 0.2%				
Dollar General Corp., senior note, 4.125%, 7/15/17	United States	400,000		424,000
[d,e] Edcon Pty. Ltd., senior secured note, 144A, FRN, 3.433%, 6/15/14	South Africa	600,000	EUR	790,498
[d] Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,019,080
				2,233,578
Semiconductors & Semiconductor Equipment 0.0%[f]				
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	50,000		50,625
Software & Services 0.2%				
eBay Inc., senior note, 0.875%, 10/15/13	United States	2,000,000		2,006,162
Oracle Corp., senior note, 3.75%, 7/08/14	United States	500,000		523,608
				2,529,770
Technology Hardware & Equipment 0.8%				
[e] Hewlett-Packard Co., senior note, FRN, 1.859%, 9/19/14	United States	3,000,000		2,999,748
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000		2,095,088
[e] Xerox Corp., senior note, FRN, 1.13%, 5/16/14	United States	3,000,000		2,995,200
				8,090,036
Telecommunication Services 2.2%				
[g] AT&T Inc., senior note, Reg S, 4.375%, 3/15/13	United States	7,000,000	EUR	9,544,909
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000		3,489,780
Frontier Communications Corp., senior note, 8.25%, 4/15/17	United States	1,000,000		1,162,500
Intelsat SA, senior note, 6.50%, 11/01/13	Luxembourg	2,000,000		2,080,000
Telefonica Emisiones SAU, senior note, 4.949%, 1/15/15	Spain	1,500,000		1,584,796
[d] Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000		2,034,590
Verizon Communications Inc., senior note,				
1.95%, 3/28/14	United States	2,000,000		2,034,216
0.70%, 11/02/15	United States	1,000,000		1,000,460
				22,931,251
Utilities 0.4%				
Duke Energy Corp., senior note, 6.30%, 2/01/14	United States	750,000		790,565
[d] GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	1,000,000		997,925
Georgia Power Co., senior note, 12D, 0.625%, 11/15/15	United States	1,000,000		999,779
PG&E Corp., senior note, 5.75%, 4/01/14	United States	500,000		528,208
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000		898,018
				4,214,495
Total Corporate Bonds (Cost $310,387,917)				320,376,978
[e] **Senior Floating Rate Interests 6.2%**				
Automobiles & Components 0.3%				
[i] Chrysler Group LLC, Revolving Commitment, 7.00%, 5/24/16	United States	2,000,000		1,970,000
Federal-Mogul Corp.,				
Tranche B Term Loan, 2.138% - 2.148%, 12/27/14	United States	724,629		689,756
Tranche C Term Loan, 2.138% - 2.148%, 12/27/15	United States	369,840		352,041
				3,011,797
Capital Goods 0.4%				
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	430,920		436,980
FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18	Ireland	78,900		79,960
RBS Global Inc. (Rexnord), Term B Loan, 4.50%, 4/01/18	United States	1,210,821		1,225,048
Silver II U.S. Holdings LLC (Hamilton), Initial Term Loans, 5.00%, 12/13/19	United States	720,200		729,022
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	861,884		873,735
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	1,031,729		1,043,336
TransDigm Inc., Tranche B1 Term Loan, 4.00%, 2/14/17	United States	175,634		177,522
Unifrax I LLC, New Term Loans, 5.50%, 11/28/18	United States	55,500		55,223
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	234,300		237,424
				4,858,250
Commercial & Professional Services 0.4%				
ARAMARK Corp.,				
Extended Synthetic L/C, 3.309%, 7/26/16	United States	32,619		33,017
Synthetic L/C-3, 3.309%, 7/26/16	United States	4,435		4,487
Term Loan B Extended, 3.452%, 7/26/16	United States	495,822		501,866
U.S. Term C Loan, 3.452% - 3.561%, 7/26/16	United States	183,774		185,918
Interactive Data Corp.,				
Term B Loans, 4.50%, 2/11/18	United States	994,847		1,000,754

Term Loan, 5.00%, 2/11/18	United States	139,900	139,900
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	2,224,011	2,255,973
			4,121,915
Consumer Durables & Apparel 0.1%			
†PVH Corp., Tranche B Term Loan, 4.75%, 2/13/20	United States	820,000	827,685
Consumer Services 0.3%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	238,083	240,482
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	840,013	850,510
DineEquity Inc., Term B-1 Loan, 5.25%, 10/19/17	United States	442,891	445,659
MGM Resorts International, Term B Loan, 4.25%, 12/20/19	United States	237,300	241,428
Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	1,584,647	1,608,693
			3,386,772
Diversified Financials 0.4%			
Asurion LLC,			
Amortizing Term Loans (B1), 4.75%, 7/23/17	United States	234,341	237,075
Term Loan (TLB), 5.50%, 5/24/18	United States	162,651	164,744
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	1,400,698	1,406,826
Tranche B-1 Loan, 4.25%, 11/18/17	United States	1,096,125	1,100,921
TransUnion LLC, Replacement Term Loan, 5.50%, 2/10/18	United States	1,237,674	1,256,755
			4,166,321
Energy 0.3%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	2,056,260	2,116,663
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	628,000	632,035
Tesoro Corp., Initial Term Loan, 4.50%, 1/28/16	United States	272,500	275,225
			3,023,923
Food & Staples Retailing 0.0%†			
AdvancePierre Foods Inc., Loans, 5.75%, 7/10/17	United States	337,582	343,806
Food, Beverage & Tobacco 0.3%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	3,051,688	3,072,021
Health Care Equipment & Services 0.8%			
Bausch & Lomb Inc., Parent Term Loan, 5.25%, 5/18/19	United States	1,662,554	1,684,375
Community Health Systems Inc., New Extended Term Loan, 3.811%, 1/25/17	United States	1,202,638	1,215,094
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	1,378,257	1,397,640
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	1,025,200	1,038,198
HCA Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17	United States	1,873,502	1,889,888
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	453,904	460,753
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	399,803	402,585
			8,088,533
Household & Personal Products 0.0%†			
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19	United States	124,300	125,846
Materials 0.9%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	409,393	404,616
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	76,217	76,756
FMG America Finance Inc., Loans, 5.25%, 10/18/17	United States	808,973	821,332
Ineos U.S. Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	2,511,563	2,572,775
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	423,825	433,361
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	464,011	475,611
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	1,874,906	1,904,789
Tronox Pigments (Netherlands) BV,			
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	469,956	475,048
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	128,170	129,644
†U.S. Coatings Acquisitions Inc., Initial Term B Loans, 5.75%, 2/01/20	United States	606,600	616,708
Walter Energy Inc., B Term Loan, 5.75%, 4/01/18	United States	1,642,786	1,659,899
			9,570,539
Media 0.7%			
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	445,469	449,831
CSC Holdings Inc. (Cablevision),			
Incremental B-2 Extended Term Loan, 1.952%, 3/29/16	United States	674,777	680,417
Incremental B-3 Extended Term Loan, 1.952%, 3/29/16	United States	229,686	231,408

FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	238,802		242,981
Nine Entertainment Group Pty Ltd, Term Loan B, 5.00%, 2/05/20	United States	470,200		469,612
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	392,062		281,304
Regal Cinemas Corp., Term Loan, 3.202% - 3.311%, 8/23/17	United States	653,038		659,093
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	196,769		198,305
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	1,573,627		1,591,812
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	361,664		366,363
UPC Financing Partnership,				
Term Loan AF, 4.00%, 1/31/21	Netherlands	238,300		239,938
Term Loan T, 3.71%, 12/31/16	Netherlands	1,109,650		1,120,746
Term Loan X, 3.71%, 12/31/17	Netherlands	468,329		473,013
				7,004,823
Pharmaceuticals, Biotechnology & Life Sciences 0.3%				
Par Pharmaceutical Cos. Inc., Term B Loans, 5.00%, 9/28/19	United States	479,282		486,321
Quintiles Transnational Corp., Term B-2 Loan, 4.50%, 6/08/18	United States	11,970		12,139
Valeant Pharmaceuticals International Inc.,				
Series C Tranche B Term Loan, 4.25%, 2/11/19	Canada	817,800		830,680
Series D Tranche B Term Loan, 4.25%, 2/13/19	Canada	597,207		606,259
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	183,886		186,031
Warner Chilcott Corp.,				
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	225,884		228,520
Term B-1 Loan, 4.25%, 3/15/18	United States	594,791		601,730
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	408,919		413,690
				3,365,370
Retailing 0.6%				
BJ's Wholesale Club Inc., Initial Loan, 5.75%, 9/26/19	United States	3,142,917		3,200,100
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,367,504		2,387,628
Party City Holdings Inc., Term Loans, 5.75%, 7/27/19	United States	753,147		763,502
				6,351,230
Technology Hardware & Equipment 0.0%†				
Flextronics International USA Inc.,				
A Closing Date Loan, 2.452%, 10/01/14	United States	38,984		39,111
A-1-A Delayed Draw Term Loan, 2.452%, 10/01/14	United States	11,202		11,239
A-1-B Delayed Draw Term Loan, 2.452%, 10/01/14	United States	52,068		52,279
A-2 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	176,192		176,908
A-3 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	30,489		30,612
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	210,200		212,959
				523,108
Telecommunication Services 0.2%				
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	2,237,101		2,270,658
Transportation 0.2%				
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	1,006,940		1,018,478
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	70,937		71,691
Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	731,200		738,512
				1,828,681
Total Senior Floating Rate Interests (Cost $64,672,567)				65,941,278
Foreign Government and Agency Securities 6.6%				
Government of Australia, senior bond, 6.50%, 5/15/13	Australia	785,000	AUD	827,052
Government of Hungary, 6.75%, 7/28/14	Hungary	300,000	EUR	430,810
Government of Indonesia,				
FR20, 14.275%, 12/15/13	Indonesia	3,109,000,000	IDR	347,466
FR49, 9.00%, 9/15/13	Indonesia	1,970,000,000	IDR	209,254
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR	1,915,306
Government of Ireland,				
5.00%, 4/18/13	Ireland	113,000	EUR	154,779
4.00%, 1/15/14	Ireland	189,000	EUR	263,589
4.60%, 4/18/16	Ireland	2,559,000	EUR	3,731,067
Government of Israel,				
5.00%, 3/31/13	Israel	338,000	ILS	91,615
3.50%, 9/30/13	Israel	939,000	ILS	256,088
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000		222,340

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Government of Malaysia,				
[f]3.434%, 8/15/14	Malaysia	4,180,000	MYR	1,352,697
senior bond, 3.702%, 2/25/13	Malaysia	9,364,000	MYR	3,015,051
senior bond, 3.70%, 5/15/13	Malaysia	665,000	MYR	214,419
senior bond, 3.21%, 5/31/13	Malaysia	6,875,000	MYR	2,213,872
senior bond, 3.461%, 7/31/13	Malaysia	2,245,000	MYR	724,065
senior bond, 8.00%, 10/30/13	Malaysia	20,000	MYR	6,669
senior bond, 5.094%, 4/30/14	Malaysia	1,960,000	MYR	646,355
Government of Mexico,				
9.00%, 6/20/13	Mexico	242,000[h]	MXN	1,937,257
8.00%, 12/19/13	Mexico	38,350[h]	MXN	311,190
7.00%, 6/19/14	Mexico	706,500[h]	MXN	5,750,919
9.50%, 12/18/14	Mexico	62,300[h]	MXN	534,929
Government of Poland,				
5.00%, 10/24/13	Poland	7,130,000	PLN	2,332,993
5.75%, 4/25/14	Poland	14,100,000	PLN	4,696,541
5.50%, 4/25/15	Poland	945,000	PLN	319,988
[e]FRN, 3.98%, 1/25/17	Poland	1,338,000	PLN	434,179
[e]FRN, 3.98%, 1/25/21	Poland	1,356,000	PLN	438,274
Strip, 7/25/13	Poland	8,490,000	PLN	2,704,316
Strip, 1/25/14	Poland	2,055,000	PLN	645,138
Government of Sri Lanka,				
8.50%, 6/01/18	Sri Lanka	1,960,000	LKR	14,126
A, 13.50%, 2/01/13	Sri Lanka	3,900,000	LKR	30,866
A, 7.50%, 8/01/13	Sri Lanka	3,400,000	LKR	26,578
A, 7.00%, 3/01/14	Sri Lanka	470,000	LKR	3,583
A, 11.25%, 7/15/14	Sri Lanka	11,700,000	LKR	93,269
A, 11.75%, 3/15/15	Sri Lanka	80,000	LKR	644
A, 6.50%, 7/15/15	Sri Lanka	2,060,000	LKR	14,825
A, 11.00%, 8/01/15	Sri Lanka	13,400,000	LKR	106,494
A, 6.40%, 8/01/16	Sri Lanka	1,500,000	LKR	10,368
A, 9.00%, 5/01/21	Sri Lanka	4,890,000	LKR	33,535
B, 11.75%, 4/01/14	Sri Lanka	450,000	LKR	3,598
B, 6.60%, 6/01/14	Sri Lanka	500,000	LKR	3,760
C, 8.50%, 4/01/18	Sri Lanka	2,890,000	LKR	20,729
Government of Sweden,				
1.50%, 8/30/13	Sweden	19,400,000	SEK	3,065,511
6.75%, 5/05/14	Sweden	46,000,000	SEK	7,768,817
Government of the Philippines,				
senior bond, 8.75%, 3/03/13	Philippines	21,900,000	PHP	541,098
senior note, 6.25%, 1/27/14	Philippines	9,200,000	PHP	234,914
Government of Venezuela, 10.75%, 9/19/13	Venezuela	35,000		35,991
Korea Monetary Stabilization Bond,				
senior bond, 3.76%, 6/02/13	South Korea	186,990,000	KRW	172,437
senior bond, 3.90%, 8/02/13	South Korea	350,600,000	KRW	324,113
senior bond, 3.59%, 10/02/13	South Korea	327,230,000	KRW	302,440
senior bond, 3.48%, 12/02/13	South Korea	560,960,000	KRW	518,700
senior bond, 3.47%, 2/02/14	South Korea	771,290,000	KRW	713,933
senior bond, 3.59%, 4/02/14	South Korea	1,133,560,000	KRW	1,051,988
senior note, 3.28%, 6/02/14	South Korea	1,343,890,000	KRW	1,243,530
senior note, 2.82%, 8/02/14	South Korea	636,100,000	KRW	585,114
senior note, 2.78%, 10/02/14	South Korea	2,536,000,000	KRW	2,331,593
senior note, 2.84%, 12/02/14	South Korea	896,600,000	KRW	825,238
[d]Korea National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000		2,081,980
Korea Treasury Bond,				
senior bond, 3.75%, 6/10/13	South Korea	235,000,000	KRW	216,753
senior bond, 3.00%, 12/10/13	South Korea	3,743,000,000	KRW	3,447,590
[f]senior note, 3.25%, 12/10/14	South Korea	629,130,000	KRW	583,302
New South Wales Treasury Corp.,				
5.25%, 5/01/13	Australia	215,000	AUD	225,431
5.50%, 8/01/13	Australia	1,510,000	AUD	1,594,352
[i]Nota Do Tesouro Nacional, Index Linked, 6.00%,				
8/15/16	Brazil	789[i]	BRL	984,209
5/15/17	Brazil	150[i]	BRL	190,132
8/15/18	Brazil	1,010[i]	BRL	1,303,138

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Western Australia Treasury Corp., 8.00%, 6/15/13	Australia	2,338,000	AUD	2,481,556
Total Foreign Government and Agency Securities (Cost $67,329,974)				69,914,453
U.S. Government and Agency Securities 33.2%				
U.S. Treasury Bond, 11.25%, 2/15/15	United States	3,000,000		3,667,500
U.S. Treasury Note,				
4.75%, 5/15/14	United States	16,000,000		16,934,384
2.25%, 5/31/14	United States	12,900,000		13,250,725
2.625%, 7/31/14	United States	22,000,000		22,792,352
4.25%, 8/15/14	United States	6,000,000		6,371,250
2.375%, 8/31/14	United States	7,400,000		7,650,039
2.375%, 10/31/14	United States	28,000,000		29,040,172
4.25%, 11/15/14	United States	20,000,000		21,425,000
4.00%, 2/15/15	United States	30,000,000		32,266,410
2.50%, 4/30/15	United States	30,500,000		32,003,558
4.125%, 5/15/15	United States	21,700,000		23,581,802
1.75%, 7/31/15	United States	20,000,000		20,703,120
4.25%, 8/15/15	United States	23,000,000		25,264,074
4.50%, 11/15/15	United States	28,700,000		31,969,102
2.125%, 12/31/15	United States	27,500,000		28,870,710
2.00%, 1/31/16	United States	22,700,000		23,769,397
[h]Index Linked, 1.875%, 7/15/13	United States	3,761,037		3,844,780
[h]Index Linked, 1.25%, 4/15/14	United States	5,983,991		6,202,311
[h]Index Linked, 0.125%, 4/15/16	United States	3,129,478		3,323,115
Total U.S. Government and Agency Securities (Cost $352,399,115)				352,929,801
Asset-Backed Securities and Commercial Mortgage-Backed Securities 11.1%				
Banks 5.0%				
[d,e]Arkle Master Issuer PLC, 2010-2A, 1A1, 144A, FRN, 1.711%, 5/17/60	United Kingdom	2,270,000		2,285,974
Banc of America Commercial Mortgage Inc.,				
[e]2003-2, A4, FRN, 5.061%, 3/11/41	United States	1,973,052		1,996,748
2006-4, AJ, 5.695%, 7/10/46	United States	3,587,000		3,517,432
2006-4, AM, 5.675%, 7/10/46	United States	710,000		805,987
[d,e]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.506%, 11/15/15	United States	1,276,864		1,281,692
Bear Stearns Commercial Mortgage Securities Inc.,				
[e]2006-PW11, AJ, FRN, 5.454%, 3/11/39	United States	3,641,000		3,698,480
2006-PW13, AJ, 5.611%, 9/11/41	United States	3,300,000		3,373,565
[f,e]2006-T24, B, 144A, FRN, 5.657%, 10/12/41	United States	2,000,000		1,290,000
[e]2007-PW16, AM, FRN, 5.716%, 6/11/40	United States	2,100,000		2,398,167
Citigroup Commercial Mortgage Trust,				
2006-C5, AJ, 5.482%, 10/15/49	United States	1,850,000		1,846,645
[e]2008-C7, A2B, FRN, 6.063%, 12/10/49	United States	370,458		374,580
Citigroup/Deutsche Bank Commercial Mortgage Trust,				
[e]2005-CD1, A4, FRN, 5.219%, 7/15/44	United States	2,000,000		2,206,747
2006-CD3, A5, 5.617%, 10/15/48	United States	2,100,000		2,393,388
[e]Countrywide Asset-Backed Certificates,				
2001-BC3, A, FRN, 0.684%, 12/25/31	United States	1,945		1,278
2002-3, 1A1, FRN, 0.944%, 5/25/32	United States	1,795		1,664
2004-1, M1, FRN, 0.954%, 3/25/34	United States	629,000		596,775
2004-7, MV3, FRN, 0.904%, 12/25/34	United States	1,370,000		1,354,748
2004-14, M1, FRN, 0.714%, 6/25/35	United States	1,892,930		1,854,407
2005-14, 3A2, FRN, 0.444%, 4/25/36	United States	2,486,104		2,466,285
FNMA, G93-33, K, 7.00%, 9/25/23	United States	7,730		8,823
[e]Granite Master Issuer PLC, 2006-3, A3, FRN, 0.285%, 12/20/54	United Kingdom	2,096,703		2,067,349
[e]Greenwich Capital Commercial Funding Corp.,				
2005-GG5, B, FRN, 5.31%, 4/10/37	United States	1,600,000		677,100
2006-GG7, AJ, FRN, 5.862%, 7/10/38	United States	2,750,000		2,766,801
2006-GG7, AM, FRN, 5.862%, 7/10/38	United States	660,000		743,079
JPMorgan Chase Commercial Mortgage Securities Corp.,				
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000		2,473,646
[e]2006-LDP7, AJ, FRN, 5.868%, 4/15/45	United States	2,200,000		2,254,032
[f,e]2007-FL1A, A1, 144A, FRN, 0.581%, 7/15/19	United States	217,975		213,269
LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31	United States	1,500,000		1,664,451
[e]Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 0.939%, 1/25/35	United States	787,057		753,426
[d]Wachovia Bank Commercial Mortgage Trust, 2003-C7, A2, 144A, 5.077%, 10/15/35	United States	3,610,000		3,671,617

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[e]Wells Fargo Mortgage Backed Securities Trust,			
2004-W, A9, FRN, 2.762%, 11/25/34	United States	366,211	380,968
2005-AR10, 2A3, FRN, 2.616%, 6/25/35	United States	2,116,493	2,101,416
			53,520,539
Capital Goods 0.1%			
[d,e]Holmes Master Issuer PLC, 2010-1A, A2, 144A, FRN, 1.704%, 10/15/54	United Kingdom	1,324,922	1,338,170
Commercial & Professional Services 0.3%			
[d]G-Force 2005-RR LLC, 2005-RRA, A2, 144A, 4.83%, 8/22/36	United States	2,132,159	2,160,144
[e]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, FRN, 0.924%, 7/25/30	United States	1,582,128	1,569,907
			3,730,051
Diversified Financials 5.5%			
[e]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.909%, 10/25/35	United States	835,096	826,005
[e]Ameriquest Mortgage Securities Inc., 2004-R4, M1, FRN, 1.029%, 6/25/34	United States	2,356,398	2,314,054
[e]Argent Securities Inc., 2005-W2, A2C, FRN, 0.564%, 10/25/35	United States	1,155,000	986,099
[e]Banc of America Funding Corp., 2006-G, 2A3, FRN, 0.375%, 7/20/36	United States	1,363,660	1,349,469
[e]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.834%, 8/28/44	United States	1,294,273	1,262,928
[e]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.084%, 11/25/34	United States	250,395	224,697
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,			
1A6, 5.351%, 2/25/35	United States	1,167,180	1,200,680
[e]2A2, FRN, 0.704%, 2/25/35	United States	22,916	19,448
[d]Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	238,802	248,721
[d,e]Crest Ltd., 2004-1A, A, 144A, FRN, 0.631%, 1/28/20	Cayman Islands	2,328,364	2,167,206
[d]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	Cayman Islands	2,500,000	2,536,962
[d,e]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.515%, 10/20/43	Cayman Islands	2,251,643	2,071,185
[d,e]Fosse Master Issuer PLC, 2011-1A, A2, 144A, FRN, 1.703%, 10/18/54	United Kingdom	3,522,913	3,573,643
[d,e]G-Star Ltd., 2002-2A, BFL, 144A, FRN, 2.204%, 10/25/37	Cayman Islands	1,400,000	1,387,855
[d,e]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.713%, 11/01/17	Cayman Islands	2,000,000	1,847,710
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	847,597
Green Tree Financial Corp.,			
1999-1, A6, 6.37%, 7/01/25	United States	99,222	99,241
1999-3, A7, 6.74%, 2/01/31	United States	1,459,005	1,456,353
[e]GSAA Home Equity Trust, FRN, 0.574%, 6/25/35	United States	1,071,368	1,021,622
[e]GSAMP Trust, 2005-HE3, M2, FRN, 0.874%, 6/25/35	United States	2,689,059	2,642,899
[e]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.354%, 5/25/36	United States	525,496	510,931
[d,e]Kildare Securities Ltd., 2007-1A, A2, 144A, FRN, 0.431%, 12/10/43	Ireland	2,802,261	2,747,245
[d,e]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, FRN, 1.505%, 7/23/36	Cayman Islands	2,857,989	2,826,222
[e]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.674%, 8/25/35	United States	2,092,401	2,048,070
[e]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	1,000,000	1,026,110
[d,e]Newcastle CDO IV Ltd., 2004-4A, 1, 144A, FRN, 0.71%, 3/24/39	Cayman Islands	2,672,716	2,582,085
[d,e]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.65%, 12/24/39	Cayman Islands	1,506,244	1,426,564
[e]Park Place Securities Inc., 2005-WCW1, M1, FRN, 0.654%, 9/25/35	United States	1,895,000	1,756,513
[d,e]Permanent Master Issuer PLC, 144A, FRN, 1.704%, 7/15/42	United Kingdom	3,030,000	3,064,200
[e]PHHMC Mortgage Pass Through Certificates, 2005-3, A4, FRN, 5.319%, 6/18/35	United States	322,581	322,897
[e]Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	United States	1,019,798	1,065,789
[d]Springleaf Mortgage Loan Trust, 2012-2A, A, 144A, 2.22%, 10/25/57	United States	2,832,627	2,864,935
[e]Structured Asset Securities Corp., 2006-WF1, A5, FRN, 0.504%, 2/25/36	United States	2,611,250	2,558,686
[d,e]Terwin Mortgage Trust, 2005-8HE, A3, 144A, FRN, 0.574%, 7/25/35	United States	3,160,379	3,152,252
[d,e]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.635%, 7/11/21	Cayman Islands	2,000,000	1,873,520
			57,910,393
Real Estate 0.2%			
[e]Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, FRN, 0.354%, 10/25/36	United States	1,975,858	1,953,809
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $114,910,317)			118,452,962
Mortgage-Backed Securities 6.9%			
[e]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%			
FHLMC, 2.483%, 12/01/34	United States	30,297	32,335
FHLMC, 2.72%, 7/01/35	United States	77,740	77,925
FHLMC, 2.766%, 6/01/35	United States	812,795	873,573
FHLMC, 2.821%, 10/01/36	United States	2,229,754	2,382,084
FHLMC, 2.854%, 11/01/35	United States	536,273	573,801
FHLMC, 2.905%, 10/01/32	United States	99,817	106,797
FHLMC, 2.967%, 10/01/33	United States	37,453	40,136

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

FHLMC, 3.036%, 6/01/37	United States	4,606,946	4,943,562
			9,030,213
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%			
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	595,355	636,378
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	193,568	213,560
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	878,420	945,670
			1,795,608
[a] **Federal National Mortgage Association (FNMA) Adjustable Rate 4.0%**			
FNMA, 1.755%, 5/01/33	United States	13,198	13,387
FNMA, 1.813%, 3/01/33	United States	41,070	42,423
FNMA, 1.841%, 6/01/34	United States	13,972	14,178
FNMA, 1.992%, 1/01/35	United States	819,975	860,236
FNMA, 2.02%, 4/01/35	United States	20,306	20,555
FNMA, 2.037%, 4/01/33	United States	10,030	10,594
FNMA, 2.104%, 8/01/34	United States	3,456	3,500
FNMA, 2.138%, 7/01/34	United States	39,066	41,360
FNMA, 2.151%, 11/01/32	United States	153,759	155,728
FNMA, 2.183%, 2/01/35	United States	10,709	11,251
FNMA, 2.273%, 4/01/34	United States	6,507	6,527
FNMA, 2.283%, 8/01/34	United States	59,338	62,692
FNMA, 2.294%, 7/01/35	United States	189,269	198,404
FNMA, 2.30%, 12/01/34	United States	3,244	3,375
FNMA, 2.418%, 1/01/33	United States	6,177	6,551
FNMA, 2.44%, 3/01/35	United States	43,011	45,374
FNMA, 2.45%, 1/01/35	United States	407,594	432,160
FNMA, 2.50%, 2/01/36	United States	4,594,329	4,846,210
FNMA, 2.522%, 11/01/36	United States	98,258	104,478
FNMA, 2.537%, 1/01/35	United States	782,610	828,132
FNMA, 2.579%, 5/01/34	United States	608,347	649,263
FNMA, 2.593%, 11/01/32	United States	136,031	144,395
FNMA, 2.633%, 9/01/35	United States	292,228	307,073
FNMA, 2.637%, 1/01/37	United States	629,947	673,533
FNMA, 2.64%, 2/01/34	United States	20,131	21,431
FNMA, 2.644%, 11/01/33	United States	870,307	925,615
FNMA, 2.665%, 3/01/34	United States	23,586	24,391
FNMA, 2.679%, 9/01/34	United States	368,961	392,148
FNMA, 2.721%, 3/01/34	United States	469,561	498,241
FNMA, 2.749%, 11/01/36	United States	4,965,093	5,313,999
FNMA, 2.751%, 3/01/35	United States	1,025,705	1,099,232
FNMA, 2.77%, 9/01/35	United States	6,790,650	7,264,075
FNMA, 2.78%, 5/01/36	United States	690,619	739,710
FNMA, 2.787%, 5/01/34	United States	559,535	594,632
FNMA, 2.837%, 1/01/35	United States	22,711	24,299
FNMA, 2.84%, 6/01/35	United States	549,547	586,284
FNMA, 2.884%, 6/01/35	United States	899,798	960,550
FNMA, 2.90%, 2/01/36	United States	1,384,208	1,482,789
FNMA, 2.915%, 4/01/36	United States	12,045,399	12,929,344
FNMA, 3.01%, 4/01/33	United States	75,489	80,359
FNMA, 3.101%, 11/01/32	United States	43,921	44,045
FNMA, 4.104%, 8/01/33	United States	74,460	79,916
			42,542,439
Federal National Mortgage Association (FNMA) Fixed Rate 1.9%			
FNMA 15 Year, 4.00%, 12/01/25	United States	7,176,698	7,665,611
FNMA 15 Year, 4.499%, 5/01/16	United States	5,709,892	6,287,523
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	5,285,844	5,694,152
FNMA 30 Year, 5.00%, 3/01/38	United States	233,403	252,033
			19,899,319
[a] **Government National Mortgage Association (GNMA) Adjustable Rate 0.0%[†]**			
GNMA, 1.75%, 4/20/26 - 9/20/26	United States	48,257	50,499
Total Mortgage-Backed Securities (Cost $71,612,453)			73,318,078

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Municipal Bonds 1.4%				
[f] California State Judgment Trust COP, FRN, 1.64%, 6/01/15	United States	2,000,000		1,923,300
California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 3.183%, 12/01/14	United States	3,035,000		3,118,129
Illinois State GO,				
4.026%, 3/01/14	United States	2,000,000		2,060,460
Build America Bonds, 4.55%, 7/01/14	United States	1,000,000		1,039,970
New Jersey EDA Revenue, School Facilities, Refunding, 3.102%, 9/01/13	United States	3,000,000		3,046,470
Riverside County RDA Tax Allocation, Housing, Series A-T,				
5.00%, 10/01/14	United States	1,030,000		1,054,926
6.00%, 10/01/15	United States	1,075,000		1,127,761
6.25%, 10/01/16	United States	1,140,000		1,212,789
Total Municipal Bonds (Cost $14,167,738)				14,583,805
	Counterparty	Notional Amount[†]		
Options Purchased 0.0%[†]				
Calls – Over-the-Counter				
Credit Default Swaptions 0.0%[†]				
[a,b] Buy protection on CDX.NA.HY.19, Premium Rate 5.00%, Strike Price $94, Expires 3/20/13	CITI	8,000,000		4,560
[a,b] Buy protection on CDX.NA.HY.19, Premium Rate 5.00%, Strike Price $94, Expires 3/20/13	FBCO	7,000,000		3,990
				8,550
Puts – Over-the-Counter				
Currency Options 0.0%[†]				
[a] EUR / USD, June Strike Price $1.30, Expires 6/25/13	DBAB	20,500,000	EUR	181,587
Total Options Purchased (Cost $682,150)				190,137
Total Investments before Short Term Investments (Cost $996,647,980)				1,015,904,721
	Country	Principal Amount[†]		
Short Term Investments 4.1%				
Corporate Bonds 2.4%				
Banks 1.0%				
Nykredit Realkredit AS, secured note, 2.00%,				
4/01/13	Denmark	30,000,000	DKK	5,476,093
10/01/13	Denmark	30,000,000	DKK	5,521,031
				10,997,124
Food, Beverage & Tobacco 0.2%				
Cargill Inc., senior note, 4.375%, 4/29/13	United States	1,400,000	EUR	1,918,573
Health Care Equipment & Services 0.5%				
HCA Inc., 6.75%, 7/15/13	United States	5,000,000		5,118,750
Telecommunication Services 0.7%				
Windstream Corp., senior note, 8.125%, 8/01/13	United States	7,000,000		7,227,500
Total Corporate Bonds (Cost $24,586,064)				25,261,947
Foreign Government and Agency Securities 1.2%				
[i] Bank of Negara Monetary Notes, 2/19/13 - 1/16/14	Malaysia	14,290,000	MYR	4,552,674
Korea Monetary Stabilization Bond,				
senior bond, 3.38%, 5/09/13	South Korea	1,169,000,000	KRW	1,076,260
senior note, 3.83%, 4/02/13	South Korea	116,870,000	KRW	107,609
senior note, 3.28%, 6/09/13	South Korea	1,162,700,000	KRW	1,070,601
[i] Malaysia Treasury Bills, 3/22/13 - 5/31/13	Malaysia	220,000	MYR	70,328
[i] Philippine Treasury Bills, 2/20/13 - 1/08/14	Philippines	27,680,000	PHP	678,410
[i] Singapore Treasury Bills, 2/07/13 - 7/25/13	Singapore	5,050,000	SGD	4,077,621
[i] Sri Lanka Treasury Bill, 10/11/13	Sri Lanka	710,000	LKR	5,240

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[l]Sweden Treasury Bills, 3/20/13 - 6/19/13	Sweden	11,750,000	SEK	1,844,769
Total Foreign Government and Agency Securities (Cost $13,274,110)				13,483,512
Total Investments before Money Market Funds (Cost $1,034,508,154)				1,054,650,180
		Shares		
Money Market Funds (Cost $4,767,979) 0.5%				
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	4,767,979		4,767,979
Total Investments (Cost $1,039,276,133) 99.7%				1,059,418,159
Other Assets, less Liabilities 0.3%				2,899,047
Net Assets 100.0%				$ 1,062,317,206

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2013, the aggregate value of these securities was $4,560, representing less than 0.01% of net assets.
[c] See Note 6 regarding restricted securities.
[d] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $126,083,762, representing 11.87% of net assets.
[e] The coupon rate shown represents the rate at period end.
[f] A portion or all of the security purchased on a delayed delivery basis.
[g] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $12,371,482, representing 1.16% of net assets.
[h] Principal amount is stated in 100 Mexican Peso Units.
[i] Redemption price at maturity is adjusted for inflation.
[j] Principal amount is stated in 1,000 Brazilian Real Units.
[k] Principal amount of security is adjusted for inflation.
[l] The security is traded on a discount basis with no stated coupon rate.
[m] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At January 31, 2013, the fund had the following financial futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts						
U.S. Treasury 2 Year Note	Long	226	$ 49,815,344	3/28/13	$ 10,029	$ -
U.S. Treasury 5 Year Note	Short	160	19,797,500	3/28/13	144,600	-
U.S. Treasury 10 Year Note	Short	88	11,552,750	3/19/13	145,186	-
Net unrealized appreciation (depreciation)					$ 299,815	

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

At January 31, 2013, the fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	457,429,000	$ 905,352	2/01/13	$ 65,073	$ -
Chilean Peso	MSCO	Sell	457,429,000	966,059	2/01/13	-	(4,365)
Japanese Yen	DBAB	Buy	120,543,920	1,447,963	2/04/13	-	(138,413)
Japanese Yen	DBAB	Sell	120,543,920	1,593,127	2/04/13	276,179	-
Chilean Peso	BZWS	Buy	315,400,000	636,272	2/13/13	31,651	-
Malaysian Ringgit	DBAB	Buy	462,000	149,995	2/19/13	-	(1,486)
Euro	DBAB	Sell	298,775	373,059	2/25/13	-	(32,717)
Euro	DBAB	Buy	597,997	769,442	3/04/13	42,747	-
Euro	DBAB	Sell	597,997	800,000	3/04/13	-	(12,190)
Indian Rupee	HSBC	Buy	2,130,000	38,499	3/04/13	1,243	-
Euro	DBAB	Sell	5,768,125	7,387,238	3/06/13	-	(447,025)
Indian Rupee	HSBC	Buy	362,000	6,554	3/11/13	190	-
Swiss Franc	DBAB	Sell	1,858,500	2,090,551	3/11/13	48,339	-
Indian Rupee	HSBC	Buy	910,000	16,520	3/13/13	427	-
Euro	DBAB	Sell	6,158,125	8,114,509	3/15/13	-	(249,868)
Singapore Dollar	JPHQ	Buy	310,000	253,932	3/19/13	-	(3,468)
Singapore Dollar	DBAB	Buy	429,000	338,782	3/19/13	7,827	-
Singapore Dollar	HSBC	Buy	490,000	387,750	3/19/13	8,144	-
Chilean Peso	JPHQ	Buy	191,826,250	384,421	3/21/13	19,653	-
Singapore Dollar	DBAB	Buy	461,900	368,283	3/21/13	4,908	-
Singapore Dollar	HSBC	Buy	369,000	294,165	3/21/13	3,968	-
Euro	DBAB	Sell	1,148,125	1,466,730	3/22/13	-	(92,791)
Euro	DBAB	Sell	356,550	471,110	3/26/13	-	(13,210)
Euro	DBAB	Sell	3,430,424	4,582,189	3/28/13	-	(77,579)
Euro	DBAB	Sell	2,185,000	2,902,663	4/02/13	-	(65,441)
Philippine Peso	DBAB	Buy	1,771,000	42,614	4/05/13	877	-
Indian Rupee	DBAB	Buy	33,426,250	598,415	4/09/13	20,423	-
Philippine Peso	DBAB	Buy	2,908,000	70,087	4/10/13	1,322	-
Philippine Peso	JPHQ	Buy	936,000	22,556	4/10/13	428	-
Philippine Peso	HSBC	Buy	1,451,000	34,929	4/11/13	701	-
Indian Rupee	DBAB	Buy	1,355,000	24,946	4/12/13	122	-
Chilean Peso	MSCO	Buy	33,100,000	65,254	4/15/13	4,231	-
Danish Krone	DBAB	Sell	30,600,000	5,332,869	4/15/13	-	(240,421)
Indian Rupee	DBAB	Buy	2,905,000	53,120	4/15/13	588	-
Philippine Peso	HSBC	Buy	1,155,000	27,846	4/15/13	515	-
Indian Rupee	JPHQ	Buy	1,951,000	35,784	4/16/13	279	-
Swiss Franc	DBAB	Buy	12,938	13,971	4/16/13	251	-
Swiss Franc	DBAB	Sell	12,938	14,231	4/16/13	8	-
Indian Rupee	JPHQ	Buy	1,915,000	35,003	4/18/13	378	-
Chilean Peso	MSCO	Buy	29,660,000	58,524	4/19/13	3,707	-
Indian Rupee	DBAB	Buy	673,000	12,316	4/22/13	107	-
Indian Rupee	JPHQ	Buy	957,000	17,535	4/22/13	130	-
Indian Rupee	DBAB	Buy	1,361,000	24,277	4/26/13	823	-

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Chilean Peso	CITI	Buy	47,586,000	94,230	4/29/13	5,484	-
Chilean Peso	JPHQ	Buy	29,522,000	58,298	4/29/13	3,564	-
Indian Rupee	JPHQ	Buy	1,157,000	20,759	4/29/13	564	-
Indian Rupee	JPHQ	Buy	964,000	17,261	4/30/13	501	-
Euro	DBAB	Sell	200,000	261,980	5/02/13	-	(9,731)
Euro	DBAB	Sell	1,461,250	1,818,087	5/06/13	-	(167,133)
Indian Rupee	JPHQ	Buy	60,155,900	1,070,761	5/06/13	36,391	-
Euro	DBAB	Sell	526,250	702,765	5/08/13	-	(12,192)
Euro	DBAB	Buy	526,250	643,235	5/08/13	71,721	-
Euro	DBAB	Sell	316,000	406,313	5/17/13	-	(23,017)
Japanese Yen	MSCO	Sell	211,800,000	2,662,476	5/17/13	346,755	-
Singapore Dollar	MSCO	Buy	2,682,949	2,121,512	5/17/13	46,179	-
Euro	DBAB	Buy	2,900,000	3,545,540	5/23/13	394,608	-
Euro	DBAB	Sell	3,424,375	4,405,458	5/23/13	-	(247,143)
Euro	DBAB	Sell	420,000	531,615	5/29/13	-	(39,041)
Euro	DBAB	Sell	715,423	889,937	6/05/13	-	(82,141)
Euro	DBAB	Sell	1,680,000	2,102,688	6/07/13	-	(180,022)
Euro	DBAB	Sell	282,500	358,351	6/11/13	-	(25,504)
Chilean Peso	DBAB	Buy	371,700,000	712,752	6/26/13	61,081	-
Euro	DBAB	Sell	1,534,000	1,925,477	6/27/13	-	(159,026)
Euro	DBAB	Sell	1,455,100	1,842,913	7/05/13	-	(134,440)
Euro	DBAB	Sell	163,358	203,544	7/09/13	-	(18,449)
Euro	BZWS	Sell	1,692,000	2,199,262	7/26/13	-	(100,217)
Euro	DBAB	Sell	330,000	402,171	7/29/13	-	(46,315)
Chilean Peso	MSCO	Buy	614,647,000	1,271,377	7/30/13	3,428	-
Euro	BZWS	Sell	1,953,780	2,403,149	8/01/13	-	(252,155)
Euro	CITI	Sell	35,024	43,716	8/08/13	-	(3,884)
Euro	CITI	Sell	4,238	5,296	8/09/13	-	(464)
Euro	MSCO	Sell	150,593	191,897	8/15/13	-	(12,776)
Euro	DBAB	Sell	43,385	53,844	8/15/13	-	(5,121)
Euro	DBAB	Sell	29,600	36,656	8/20/13	-	(3,575)
Euro	BZWS	Sell	12,954	16,221	8/23/13	-	(1,385)
Euro	BZWS	Sell	2,400	3,007	8/26/13	-	(255)
Euro	UBSW	Sell	15,642	19,571	8/26/13	-	(1,689)
Malaysian Ringgit	JPHQ	Buy	90,000	28,590	8/27/13	3	-
Euro	DBAB	Sell	565,141	710,300	8/28/13	-	(57,819)
Euro	JPHQ	Sell	29,904	37,671	8/29/13	-	(2,974)
Philippine Peso	JPHQ	Buy	94,860,000	2,235,156	9/04/13	91,669	-
Euro	DBAB	Sell	282,500	362,843	9/11/13	-	(21,136)
Euro	BZWS	Sell	23,345	29,968	9/12/13	-	(1,764)
Euro	BZWS	Sell	115,098	149,012	9/16/13	-	(7,434)
Euro	UBSW	Sell	66,188	85,634	9/17/13	-	(4,331)
Euro	BZWS	Sell	24,226	31,913	9/19/13	-	(1,016)
Singapore Dollar	JPHQ	Buy	304,000	248,528	9/19/13	-	(2,875)
Euro	BZWS	Sell	16,837	21,884	9/24/13	-	(1,002)
British Pound	DBAB	Sell	53,750	84,226	10/01/13	-	(913)
Philippine Peso	DBAB	Buy	2,962,000	70,861	10/04/13	1,752	-
Philippine Peso	HSBC	Buy	2,376,000	56,959	10/04/13	1,288	-

Philippine Peso	HSBC	Buy	3,543,000	85,191	10/07/13	1,661	-
Philippine Peso	JPHQ	Buy	1,160,000	27,924	10/11/13	509	-
Philippine Peso	HSBC	Buy	2,044,000	49,181	10/11/13	921	-
Philippine Peso	DBAB	Buy	693,000	16,651	10/16/13	334	-
Euro	HSBC	Sell	6,000	7,800	10/17/13	-	(356)
Malaysian Ringgit	JPHQ	Buy	108,000	34,766	10/18/13	-	(554)
Japanese Yen	DBAB	Sell	59,567,300	745,962	10/29/13	93,435	-
Chilean Peso	MSCO	Buy	457,429,000	936,012	10/30/13	3,042	-
Euro	DBAB	Sell	82,500	110,921	11/04/13	-	(1,231)
Danish Krone	DBAB	Sell	30,600,000	5,290,456	11/06/13	-	(289,606)
Japanese Yen	JPHQ	Sell	55,436,000	700,812	11/13/13	93,393	-
Euro	MSCO	Sell	150,590	192,126	11/15/13	-	(12,594)
Malaysian Ringgit	DBAB	Buy	93,480	30,000	11/19/13	-	(438)
Japanese Yen	UBSW	Sell	172,318,944	2,134,034	11/20/13	245,696	-
Malaysian Ringgit	HSBC	Buy	48,000	15,379	11/20/13	-	(200)
Euro	DBAB	Sell	761,324	990,064	11/29/13	-	(44,956)
Euro	MSCO	Sell	827,000	1,076,961	12/03/13	-	(47,356)
Malaysian Ringgit	DBAB	Buy	134,200	43,384	1/08/14	-	(1,057)
Danish Krone	DBAB	Sell	46,800,000	8,264,171	1/09/14	-	(273,252)
Euro	UBSW	Sell	747,003	978,095	1/13/14	-	(37,562)
Malaysian Ringgit	JPHQ	Buy	25,000	8,147	1/16/14	-	(265)
Euro	CITI	Sell	352,000	471,141	1/28/14	-	(7,470)
Euro	DBAB	Sell	2,433,523	3,266,667	1/30/14	-	(42,190)
Euro	DBAB	Sell	890,000	1,200,610	1/31/14	-	(9,524)
Euro	DBAB	Sell	3,300,000	4,483,545	2/03/14	-	(3,500)
Japanese Yen	DBAB	Sell	49,843,920	547,856	2/04/14	8,418	-
Swiss Franc	DBAB	Buy	12,938	14,116	4/16/14	182	-
Swiss Franc	DBAB	Sell	12,938	14,378	4/16/14	80	-
British Pound	DBAB	Sell	1,053,750	1,642,796	10/01/14	-	(23,164)
Euro	DBAB	Sell	2,187,500	2,820,781	10/17/14	-	(155,377)
Euro	DBAB	Sell	82,500	110,938	11/03/14	-	(1,310)
Swiss Franc	DBAB	Buy	462,938	512,099	4/16/15	2,522	-
Swiss Franc	DBAB	Sell	462,938	521,150	4/16/15	6,531	-
Euro	DBAB	Sell	82,500	110,798	11/03/15	-	(1,547)
Euro	DBAB	Sell	2,360,000	3,106,468	3/01/16	-	(108,170)
Euro	DBAB	Sell	3,300,000	4,453,350	8/05/16	-	(43,357)
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	73,779	-
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	-	(42,539)
Unrealized appreciation (depreciation)						2,075,657	(4,153,488)
Net unrealized appreciation (depreciation)							$ (2,077,831)

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

At January 31, 2013, the fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counterparty[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid/(Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Buy Protection									
Single Name									
Centex Corp.	FBCO	1,000,000	5.00%	6/20/16	(84,737)	-	(66,421)	(151,158)	
Centex Corp.	JPHQ	4,000,000	5.00%	6/20/16	(405,713)	-	(198,918)	(604,631)	
DR Horton Inc.	CITI	1,500,000	5.00%	6/20/17	(179,604)	-	(44,318)	(223,922)	
Embarq Corp.	BZWS	3,000,000	5.00%	6/20/16	(262,324)	-	(152,164)	(414,488)	
Government of Ireland	MSCO	2,000,000 EUR	1.00%	3/20/15	254,332	-	(247,558)	6,774	
HCA Inc.	GSCO	5,000,000	5.00%	9/20/13	(147,787)	-	(5,515)	(153,303)	
Hilton Worldwide Inc.	FBCO	3,000,000	5.00%	12/20/13	(32,492)	-	(83,946)	(116,438)	
Intelsat SA	GSCO	2,000,000	5.00%	12/20/13	(58,718)	-	(22,978)	(81,696)	
Kroger Co.	CITI	500,000	1.00%	6/20/17	(3,986)	843	-	(3,143)	
Kroger Co.	FBCO	1,500,000	1.00%	6/20/17	(11,957)	2,527	-	(9,430)	
Merrill Lynch Co. Inc.	FBCO	4,000,000	5.00%	9/20/14	(304,335)	-	(263)	(304,598)	
Merrill Lynch Co. Inc.	FBCO	2,000,000	5.00%	9/20/17	4,447	1,547	-	5,994	
Morgan Stanley	FBCO	10,000,000	5.00%	6/20/14	(628,376)	-	(3,530)	(631,906)	
New York Times Co.	GSCO	2,000,000	5.00%	12/20/16	(134,370)	-	(100,985)	(235,355)	
RH Donnelley Inc.	JPHQ	400,000	5.00%	12/20/14	37,189	74,811	-	112,000	
Rock-Tenn Co.	UBSW	1,308,000	5.00%	3/20/13	(6,697)	-	(1,412)	(8,109)	
RPM International Inc.	UBSW	4,000,000	5.00%	12/20/13	(153,631)	-	(18,371)	(172,002)	
Toll Brothers Finance Corp.	MSCO	500,000	5.00%	3/20/14	(16,644)	-	(10,293)	(26,937)	
Toll Brothers Inc.	GSCO	2,500,000	5.00%	3/20/14	(94,271)	-	(40,415)	(134,686)	
Windstream Corp.	GSCO	7,000,000	5.00%	9/20/13	(202,113)	-	(3,303)	(205,416)	
Traded Index									
CDX.NA.HY.19	BZWS	9,100,000	5.00%	12/20/17	(167,060)	-	(33,746)	(200,806)	
Contracts to Sell Protection[d]									
Single Name									
Bank of America Corp.	FBCO	2,000,000	1.00%	9/20/17	(4,448)	-	(1,376)	(5,824)	A-
Berkshire Hathaway Inc.	BZWS	5,000,000	1.00%	9/20/17	(68,293)	63,787	-	(4,506)	AA+
Government of Lithuania	FBCO	250,000	1.00%	6/20/16	(7,595)	10,950	-	3,355	BBB
PSEG Power	FBCO	1,500,000	1.00%	6/20/17	(60,371)	29,718	-	(30,653)	BBB
Safeway Inc.	FBCO	2,000,000	1.00%	6/20/17	(88,143)	-	(57,605)	(145,748)	BBB
Traded Index									
LCDX.NA.19	BZWS	9,100,000	2.50%	12/20/17	132,337	20,939	-	153,276	Non Investment Grade
MCDX.NA.19	CITI	7,050,000	1.00%	12/20/17	(176,929)	12,737	-	(164,192)	Non Investment Grade
Unrealized appreciation (depreciation)						217,859	(1,093,117)		
Net unrealized appreciation (depreciation)							$ (875,258)		

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$ 970,000
CITI	510,000
DBAB	1,830,000
FBCO	1,140,000
GSCO	1,010,000
JPHQ	500,000
MSCO	(479,700)
UBSW	80,000
Total collateral	$ 5,560,300

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

At January 31, 2013, the fund had the following cross currency swap contracts outstanding. See Note 3.

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Receive fixed semi-annual 4.50% Pay fixed annual 4.00%	CITI	1/01/16	2,747,819 USD 16,000,000 DKK	$ -	$ (147,823)
Receive fixed semi-annual 2.47% Pay fixed annual 2.00%	DBAB	1/01/16	2,953,953 USD 17,000,000 DKK	-	(113,130)
Receive float quarterly 3 month LIBOR + 0.89% Pay fixed annual 2.375%	JPHQ	11/22/22	2,710,000 USD 2,000,000 EUR	23,439	-
Unrealized appreciation (depreciation)				23,439	(260,953)
Net unrealized appreciation (depreciation)					$ (237,514)

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Currency

AUD	- Australian Dollar
BRL	- Brazilian Real
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
ILS	- New Israeli Shekel
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar

Selected Portfolio

CDO	- Collateralized Debt Obligation
CLO	- Collateralized Loan Obligation
COP	- Certificate of Participation
EDA	- Economic Development Authority
FRN	- Floating Rate Note
GO	- General Obligation
L/C	- Letter of Credit
RDA	- Redevelopment Agency/Authority

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 12.9%			
Energy 4.8%			
[a]Alpha Natural Resources Inc.	United States	107,400	$ 951,564
Anadarko Petroleum Corp.	United States	49,900	3,992,998
Chevron Corp.	United States	25,700	2,959,355
Devon Energy Corp.	United States	41,600	2,379,104
Exxon Mobil Corp.	United States	28,677	2,580,070
Halliburton Co.	United States	50,400	2,050,272
Marathon Petroleum Corp.	United States	10,250	760,653
National Oilwell Varco Inc.	United States	17,600	1,304,864
Noble Energy Inc.	United States	23,400	2,522,286
Occidental Petroleum Corp.	United States	16,300	1,438,801
Schlumberger Ltd.	United States	29,050	2,267,352
[a]Southwestern Energy Co.	United States	26,700	915,810
[a]Weatherford International Ltd.	United States	137,000	1,828,950
			25,952,079
Materials 1.9%			
Alcoa Inc.	United States	133,700	1,181,908
Barrick Gold Corp.	Canada	80,300	2,563,176
Freeport-McMoRan Copper & Gold Inc., B	United States	78,946	2,782,846
Nucor Corp.	United States	23,300	1,072,033
Potash Corp. of Saskatchewan Inc.	Canada	44,300	1,882,750
United States Steel Corp.	United States	41,400	925,290
			10,408,003
Real Estate 6.2%			
SPDR Dow Jones REIT ETF	United States	443,000	33,433,210
Total Common Stocks and Other Equity Interests (Cost $62,979,237)			69,793,292
		Principal Amount	
Corporate Bonds 4.7%			
Automobiles & Components 0.2%			
Ford Motor Credit Co. LLC, senior note,			
6.625%, 8/15/17	United States	200,000	233,467
8.125%, 1/15/20	United States	400,000	505,293
5.875%, 8/02/21	United States	200,000	227,731
			966,491
Consumer Durables & Apparel 0.1%			
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	600,000	675,000
Consumer Services 0.2%			
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	300,000	325,500
8.625%, 2/01/19	United States	500,000	572,500
7.75%, 3/15/22	United States	200,000	219,000
			1,117,000
Diversified Financials 0.3%			
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,447,500
Energy 1.1%			
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	1,000,000	1,102,500
6.125%, 2/15/21	United States	200,000	215,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	400,000	434,000
8.25%, 4/01/20	United States	100,000	108,750
6.375%, 3/01/21	United States	400,000	411,000
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	600,000	674,125
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,157,500
Plains Exploration & Production Co., senior note,			
6.125%, 6/15/19	United States	300,000	332,250
6.75%, 2/01/22	United States	700,000	791,875

[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	900,000	961,875
			6,188,875
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	600,000	645,000
8.00%, 8/15/20	United States	700,000	801,500
			1,446,500
Food, Beverage & Tobacco 0.3%			
[b]BAT International Finance PLC, 144A, 8.125%, 11/15/13	United Kingdom	400,000	422,233
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,000,000	1,047,500
			1,469,733
Health Care Equipment & Services 0.2%			
HCA Inc., senior secured note, 5.875%, 3/15/22	United States	1,200,000	1,308,000
Materials 0.6%			
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	200,000	208,768
6.875%, 2/01/18	Australia	800,000	833,000
Novelis Inc., senior note,			
8.375%, 12/15/17	Canada	200,000	222,000
8.75%, 12/15/20	Canada	600,000	681,000
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	1,200,000	1,266,000
			3,210,768
Media 0.7%			
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,			
8.125%, 4/30/20	United States	1,000,000	1,127,500
6.50%, 4/30/21	United States	200,000	215,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	1,200,000	1,344,000
[b]Univision Communications Inc., senior secured note, 144A,			
6.875%, 5/15/19	United States	900,000	949,500
7.875%, 11/01/20	United States	100,000	108,750
			3,744,750
Pharmaceuticals, Biotechnology & Life Sciences 0.1%			
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	800,000	882,000
Telecommunication Services 0.3%			
Frontier Communications Corp., senior note,			
8.50%, 4/15/20	United States	700,000	812,000
8.75%, 4/15/22	United States	200,000	232,500
[b]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	500,000	581,250
			1,625,750
Utilities 0.3%			
[b]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	600,000	550,500
[b]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	1,200,000	954,000
			1,504,500
Total Corporate Bonds (Cost $23,804,230)			25,586,867
[c]**Senior Floating Rate Interests 4.6%**			
Automobiles & Components 0.0%[†]			
Federal-Mogul Corp.,			
Tranche B Term Loan, 2.138% - 2.148%, 12/27/14	United States	76,513	72,831
Tranche C Term Loan, 2.138% - 2.148%, 12/27/15	United States	39,037	37,159
			109,990
Capital Goods 0.4%			
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	197,513	200,291
FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18	Ireland	31,500	31,923
RBS Global Inc. (Rexnord), Term B Loan, 4.50%, 4/01/18	United States	643,933	651,500
Silver II U.S. Holdings LLC (Hamilton), Initial Term Loans, 5.00%, 12/13/19	United States	287,300	290,819
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	516,636	523,740
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	310,570	314,064
TransDigm Inc., Tranche B1 Term Loan, 4.00%, 2/14/17	United States	247,854	250,518
Unifrax I LLC, Term Loan B, 5.50%, 11/28/18	United States	22,300	22,189

Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	93,700	94,949
			2,379,993
Commercial & Professional Services 0.4%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.309%, 7/26/16	United States	28,698	29,047
Term Loan B Extended, 3.452%, 7/26/16	United States	435,637	440,946
U.S. Term C Loan, 3.452% - 3.561%, 7/26/16	United States	3,863	3,908
Interactive Data Corp., Term B Loans, 4.50%, 2/11/18	United States	675,825	679,838
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	777,545	788,720
			1,942,459
Communications Equipment 0.0%†			
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	82,600	83,684
Consumer Durables & Apparel 0.1%			
[d]PVH Corp., Term Loan B, 4.75%, 2/13/20	United States	327,300	330,367
Consumer Services 0.2%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	352,938	356,493
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	333,338	337,504
DineEquity Inc., Term B-1 Loan, 5.25%, 10/19/17	United States	175,751	176,850
MGM Resorts International, Term B Loan, 4.25%, 12/20/19	United States	94,700	96,347
Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	122,973	124,839
			1,092,033
Diversified Financials 0.2%			
Asurion LLC,			
Amortizing Term Loans (B1), 4.75%, 7/23/17	United States	94,647	95,751
Term Loan (TLB), 5.50%, 5/24/18	United States	65,752	66,599
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	475,262	477,342
Tranche B-1 Loan, 4.25%, 11/18/17	United States	64,484	64,766
TransUnion LLC, Replacement Term Loan, 5.50%, 2/10/18	United States	611,697	621,127
			1,325,585
Energy 0.2%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	562,768	579,299
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	256,000	257,645
Tesoro Corp., Initial Term Loan, 4.50%, 1/28/16	United States	108,100	109,181
			946,125
Food & Staples Retailing 0.0%†			
AdvancePierre Foods Inc., Loans, 5.75%, 7/10/17	United States	137,469	140,004
Interactive Data Corp., Term B Loan, 5.00%, 2/11/18	United States	24,000	24,000
			164,004
Food, Beverage & Tobacco 0.2%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	968,019	974,468
Health Care Equipment & Services 0.8%			
Bausch & Lomb Inc., Parent Term Loan, 5.25%, 5/18/19	United States	848,577	859,714
Community Health Systems Inc., New Extended Term Loan, 3.811%, 1/25/17	United States	475,311	480,234
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	431,682	437,752
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	418,100	423,401
HCA Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17	United States	1,241,522	1,252,380
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	178,002	180,688
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	479,198	482,534
			4,116,703
Household & Personal Products 0.0%†			
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19	United States	48,700	49,306
Materials 0.7%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	264,497	261,412
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	30,245	30,459
FMG America Finance Inc., Loans, 5.25%, 10/18/17	United States	333,065	338,154
Ineos U.S. Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	397,061	406,738
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	313,937	321,000
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	259,482	265,969
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	887,595	901,741

Tronox Pigments (Netherlands) BV,				
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	210,192		212,469
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	57,325		57,984
[d]U.S. Coatings Acquisitions Inc., Initial Term B Loans, 5.75%, 2/01/20	United States	242,000		246,033
Walter Energy Inc., B Term Loan, 5.75%, 4/01/18	United States	497,859		503,046
				3,545,005
Media 0.5%				
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	269,525		272,164
CSC Holdings Inc. (Cablevision),				
Incremental B-2 Extended Term Loan, 1.952%, 3/29/16	United States	28,032		28,266
Incremental B-3 Extended Term Loan, 1.952%, 3/29/16	United States	293,955		296,158
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	94,862		96,522
Nine Entertainment Co., Term Loan B, 5.00%, 2/06/20	United States	186,600		186,367
Regal Cinemas Corp., Term Loan, 3.202% - 3.311%, 8/23/17	United States	362,799		366,163
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	104,744		105,562
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	303,077		306,579
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	407,279		412,571
UPC Financing Partnership,				
Term Loan AF, 4.00%, 1/31/21	Netherlands	95,300		95,955
Term Loan T, 3.71%, 12/31/16	Netherlands	437,813		442,192
Term Loan X, 3.71%, 12/31/17	Netherlands	179,408		181,202
				2,789,701
Pharmaceuticals, Biotechnology & Life Sciences 0.3%				
Par Pharmaceutical Cos. Inc., Term B Loans, 5.00%, 9/28/19	United States	160,007		162,357
Quintiles Transnational Corp., Term B-2 Loan, 4.50%, 6/08/18	United States	4,688		4,755
Valeant Pharmaceuticals International Inc.,				
Series C Tranche B Term Loan, 4.25%, 2/11/19	Canada	334,700		339,972
Series D Tranche B Term Loan, 4.25%, 2/13/19	Canada	334,262		339,328
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	106,036		107,274
Warner Chilcott Corp.,				
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	130,255		131,774
Term B-1 Loan, 4.25%, 3/15/18	United States	342,982		346,983
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	235,800		238,551
				1,670,994
Retailing 0.3%				
BJ's Wholesale Club Inc., Initial Loan, 5.75%, 9/26/19	United States	794,803		809,263
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	457,185		461,070
Party City Holdings Inc., Term Loans, 5.75%, 7/27/19	United States	309,063		313,313
				1,583,646
Technology Hardware & Equipment 0.0%†				
Flextronics International USA Inc.,				
A Closing Date Loan, 2.452%, 10/01/14	United States	11,222		11,258
A-1-A Delayed Draw Term Loan, 2.452%, 10/01/14	United States	3,225		3,235
A-1-B Delayed Draw Term Loan, 2.452%, 10/01/14	United States	27,616		27,728
A-2 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	95,074		95,461
A-3 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	34,494		34,634
				172,316
Telecommunication Services 0.2%				
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	981,291		996,010
Transportation 0.1%				
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	225,144		227,724
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	115,286		116,511
Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	297,700		300,677
				644,912
Total Senior Floating Rate Interests (Cost $24,495,792)				24,917,301
Foreign Government and Agency Securities 15.9%				
Government of Hungary, senior note,				
3.50%, 7/18/16	Hungary	60,000	EUR	79,705
4.375%, 7/04/17	Hungary	150,000	EUR	202,104
5.75%, 6/11/18	Hungary	435,000	EUR	619,505

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

3.875%, 2/24/20	Hungary	180,000	EUR	231,678
6.375%, 3/29/21	Hungary	620,000		684,712
Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000	EUR	1,686,859
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	895,000	MYR	289,633
senior bond, 3.702%, 2/25/13	Malaysia	23,377,000	MYR	7,527,003
senior bond, 3.70%, 5/15/13	Malaysia	2,185,000	MYR	704,520
senior bond, 3.21%, 5/31/13	Malaysia	8,240,000	MYR	2,653,426
senior bond, 3.461%, 7/31/13	Malaysia	7,630,000	MYR	2,460,853
senior bond, 8.00%, 10/30/13	Malaysia	10,000	MYR	3,335
senior bond, 5.094%, 4/30/14	Malaysia	2,225,000	MYR	733,744
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000	MYR	2,010,457
Government of Mexico, 7.00%, 6/19/14	Mexico	853,000[e]	MXN	6,943,431
[c]Government of Poland, FRN, 3.98%,				
1/25/17	Poland	15,515,000	PLN	5,034,595
1/25/21	Poland	15,738,000	PLN	5,086,694
Government of Sweden,				
1.50%, 8/30/13	Sweden	22,690,000	SEK	3,585,384
6.75%, 5/05/14	Sweden	38,550,000	SEK	6,510,606
Korea Monetary Stabilization Bond,				
senior bond, 3.76%, 6/02/13	South Korea	53,210,000	KRW	49,069
senior bond, 3.90%, 8/02/13	South Korea	99,760,000	KRW	92,223
senior bond, 3.59%, 10/02/13	South Korea	93,120,000	KRW	86,065
senior bond, 3.48%, 12/02/13	South Korea	159,610,000	KRW	147,586
senior bond, 3.47%, 2/02/14	South Korea	219,430,000	KRW	203,112
senior bond, 3.59%, 4/02/14	South Korea	322,490,000	KRW	299,283
senior note, 3.28%, 6/02/14	South Korea	382,370,000	KRW	353,815
senior note, 2.82%, 8/02/14	South Korea	1,574,200,000	KRW	1,448,021
senior note, 2.78%, 10/02/14	South Korea	6,276,800,000	KRW	5,770,877
senior note, 2.84%, 12/02/14	South Korea	2,223,570,000	KRW	2,046,591
Korea Treasury Bond,				
senior bond, 3.75%, 6/10/13	South Korea	1,435,000,000	KRW	1,323,575
senior bond, 3.00%, 12/10/13	South Korea	8,227,990,000	KRW	7,578,610
senior note, 3.25%, 12/10/14	South Korea	606,880,000	KRW	562,673
New South Wales Treasury Corp., 5.50%, 8/01/13	Australia	3,495,000	AUD	3,690,238
[f]Nota Do Tesouro Nacional, Index Linked, 6.00%,				
5/15/15	Brazil	4,600[g]	BRL	5,603,525
8/15/16	Brazil	1,343[g]	BRL	1,675,276
8/15/18	Brazil	1,270[g]	BRL	1,638,600
5/15/45	Brazil	1,680[g]	BRL	2,602,849
Queensland Treasury Corp., senior note, 6.00%, 8/21/13	Australia	3,610,000	AUD	3,826,878
Total Foreign Government and Agency Securities (Cost $83,988,923)				86,047,110
U.S. Government and Agency Securities 50.3%				
[h]U.S. Treasury Note, Index Linked,				
0.625%, 4/15/13	United States	56,647,363		56,828,804
2.00%, 1/15/14	United States	45,110,629		46,760,009
1.25%, 4/15/14	United States	55,487,916		57,512,337
2.00%, 7/15/14	United States	1,221,540		1,296,264
1.625%, 1/15/15	United States	34,970,430		37,434,761
0.50%, 4/15/15	United States	28,156,206		29,630,014
1.875%, 7/15/15	United States	30,186,349		33,188,472
2.00%, 1/15/16	United States	8,120,795		9,074,989
Total U.S. Government and Agency Securities (Cost $264,816,100)				271,725,650
Total Investments before Short Term Investments (Cost $460,084,282)				478,070,220
Short Term Investments 11.2%				
Foreign Government and Agency Securities 2.9%				
[d,i]Bank of Negara Monetary Notes, 2/19/13 - 1/16/14	Malaysia	12,000,000	MYR	3,814,163
Korea Monetary Stabilization Bond,				
senior bond, 3.38%, 5/09/13	South Korea	333,000,000	KRW	306,582
senior note, 3.83%, 4/02/13	South Korea	33,260,000	KRW	30,624
senior note, 3.28%, 6/09/13	South Korea	330,690,000	KRW	304,496
[i]Malaysia Treasury Bills, 3/22/13 - 6/28/13	Malaysia	8,640,000	MYR	2,748,253
[i]Singapore Treasury Bill, 5/02/13	Singapore	8,600,000	SGD	6,944,880

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[i]Sweden Treasury Bills, 3/20/13 - 6/19/13	Sweden	9,740,000 SEK	1,529,196
Total Foreign Government and Agency Securities (Cost $15,577,211)			15,678,194
Total Investments before Repurchase Agreements (Cost $475,661,493)			493,748,414
Repurchase Agreements (Cost $44,742,393) 8.3%			
[j]Joint Repurchase Agreement, 0.124%, 2/01/13 (Maturity Value $44,742,547)	United States	44,742,393	44,742,393
BNP Paribas Securities Corp. (Maturity Value $4,156,135)			
Credit Suisse Securities (USA) LLC (Maturity Value $5,195,505)			
Deutsche Bank Securities Inc. (Maturity Value $7,855,449)			
HSBC Securities (USA) Inc. (Maturity Value $7,273,348)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $10,390,562)			
Morgan Stanley & Co. LLC (Maturity Value $1,558,830)			
UBS Securities LLC (Maturity Value $8,312,718)			
Collateralized by U.S. Government Agency Securities, 0.00% - 6.625%, 2/21/13 - 7/15/36; U.S. Government Agency Securities, Strips, 11/15/14 - 9/15/29; U.S. Treasury Bonds, 9.875%, 11/15/15; and U.S. Treasury Notes, 0.125% - 4.25%, 8/31/13 - 8/31/17 (valued at $45,647,901)			
Total Investments (Cost $520,403,886) 99.6%			538,490,807
Other Assets, less Liabilities 0.4%			2,086,605
Net Assets 100.0%			$ 540,577,412

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $5,569,876, representing 1.03% of net assets.
[c]The coupon rate shown represents the rate at period end.
[d]A portion or all of the security purchased on a delayed delivery basis.
[e]Principal amount is stated in 100 Mexican Peso units.
[f]Redemption price at maturity is adjusted for inflation.
[g]Principal amount is stated in 1,000 Brazilian Real Units.
[h]Principal amount of security is adjusted for inflation.
[i]The security is traded on a discount basis with no stated coupon rate.
[j]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2013, all repurchase agreements had been entered into on that date.

At January 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	1,121,244	$ 1,500,000	3/04/13	$ -	$ (22,856)
Indian Rupee	DBAB	Buy	110,401,000	1,984,594	3/20/13	68,280	-
Chilean Peso	DBAB	Buy	2,927,500,000	5,761,661	4/03/13	393,419	-
Euro	DBAB	Sell	1,200,000	1,477,464	8/01/13	-	(153,408)
Chilean Peso	JPHQ	Buy	1,159,473,700	2,314,319	8/20/13	84,849	-
Euro	MSCO	Sell	3,683,000	4,697,667	11/13/13	-	(309,183)
Unrealized appreciation (depreciation)						546,548	(485,447)
Net unrealized appreciation (depreciation)						$ 61,101	

Abbreviations

Counterparty

DBAB	-	Deutsche Bank AG
JPHQ	-	JP Morgan Chase & Co.
MSCO	-	Morgan Stanley

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Selected Portfolio

ETF	-	Exchange Traded Fund
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
PL	-	Project Loan
REIT	-	Real Estate Investment Trust
SPDR	-	S&P Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin Total Return Fund	Country/Organization	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.1%				
Automobiles & Components 0.0%†				
[a]General Motors Co.	United States	4,432	$	124,495
[a]General Motors Co., wts., 7/10/16	United States	4,030		75,925
[a]General Motors Co., wts., 7/10/19	United States	4,030		49,166
[a]Motors Liquidation Co., GUC Trust, Escrow Account	United States	1,113		25,989
				275,575
Consumer Durables & Apparel 0.0%				
[a,b]Comfort Co. Inc., Escrow Account	United States	716		—
Consumer Services 0.1%				
[a,c,d]Turtle Bay Resort	United States	1,550,568		1,411,016
Materials 0.0%†				
[a,b]NewPage Corp., Litigation Trust	United States	2,500,000		—
[a,e]NewPage Holdings Inc.	United States	10,000		986,145
				986,145
Media 0.0%†				
[a]MGM Holdings Inc., A	United States	24,695		954,852
Total Common Stocks and Other Equity Interests (Cost $5,991,052)				3,627,588
Convertible Preferred Stocks (Cost $2,307) 0.0%†				
Automobiles & Components 0.0%†				
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500		435
Preferred Stocks 0.4%				
Banks 0.3%				
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		17,216,000
Diversified Financials 0.1%				
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000		2,590,980
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800		821,436
				3,412,416
Total Preferred Stocks (Cost $19,095,000)				20,628,416
		Principal Amount		
Corporate Bonds 30.2%				
Automobiles & Components 0.2%				
Ford Motor Credit Co. LLC, senior note,				
5.00%, 5/15/18	United States	3,000,000		3,296,535
5.75%, 2/01/21	United States	1,000,000		1,133,346
5.875%, 8/02/21	United States	1,175,000		1,337,922
[f]Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	4,400,000		4,739,592
				10,507,395
Banks 3.6%				
Anglo Irish Bank Corp. Ltd., senior note, 4.00%, 4/15/15	Ireland	7,000,000	EUR	9,719,955
[f]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000		9,225,900
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000		9,064,320
BB&T Corp.,				
senior note, 6.85%, 4/30/19	United States	6,800,000		8,562,363
sub. note, 3.95%, 3/22/22	United States	10,000,000		10,643,240
CIT Group Inc., senior note,				
5.375%, 5/15/20	United States	1,700,000		1,853,000
5.00%, 8/15/22	United States	2,000,000		2,122,492
[g]Compagnie de Financement Foncier SA, secured note, 2.375%, 11/21/22	France	10,000,000	EUR	13,481,660
Discover Bank, sub. note, 8.70%, 11/18/19	United States	948,000		1,247,696
Fifth Third Capital Trust IV, junior sub. note, 6.50% to 4/15/17, FRN thereafter, 4/15/67	United States	3,000,000		3,007,500
[f]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	7,500,000		7,853,475
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000		3,754,428
[h]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000		4,302,337
[f]ING Bank NV,				
secured note, 144A, 2.625%, 12/05/22	Netherlands	20,350,000		20,092,064
[i]senior note, 144A, FRN, 1.95%, 9/25/15	Netherlands	14,000,000		14,239,120

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Nykredit Realkredit AS, secured note,				
2.00%, 1/01/16	Denmark	90,000,000	DKK	16,875,553
4.00%, 1/01/16	Denmark	45,000,000	DKK	8,905,811
PNC Funding Corp., senior note, 5.125%, 2/08/20	United States	7,000,000		8,234,576
Realkredit Danmark AS, secured note, 10S, 4.00%, 1/01/16	Denmark	45,000,000	DKK	8,901,921
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	4,500,000		4,989,375
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,100,000		1,135,063
Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	3,100,000	EUR	4,680,599
[f]Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,907,600
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,748,752
[i,j]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	10,600,000		10,613,250
Wells Fargo & Co., senior note, 3.625%, 4/15/15	United States	1,000,000		1,061,705
				201,223,755
Capital Goods 1.2%				
[f]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000		2,970,000
General Electric Capital Corp., senior note,				
5.625%, 5/01/18	United States	500,000		588,999
6.00%, 8/07/19	United States	8,000,000		9,689,704
A, 8.50%, 4/06/18	United States	178,000,000	MXN	15,452,016
General Electric Co., senior note, 2.70%, 10/09/22	United States	7,600,000		7,505,273
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	3,900,000		4,278,511
NBCUniversal Media LLC, senior bond, 2.875%, 1/15/23	United States	6,600,000		6,452,629
[f]Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	14,000,000		14,004,830
United Technologies Corp., senior note, 3.10%, 6/01/22	United States	8,000,000		8,290,088
				69,232,050
Consumer Durables & Apparel 0.9%				
Centex Corp., senior note, 6.50%, 5/01/16	United States	19,795,000		22,714,763
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000		8,268,900
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000		5,058,750
Toll Brothers Finance Corp., senior note,				
4.95%, 3/15/14	United States	6,923,000		7,174,713
5.15%, 5/15/15	United States	2,010,000		2,141,609
Visant Corp., senior note, 10.00%, 10/01/17	United States	3,000,000		2,760,000
				48,118,735
Consumer Services 0.3%				
[f]Caesars Operating Escrow LLC/Corp., first lien, 144A, 9.00%, 2/15/20	United States	600,000		613,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	4,500,000		4,837,500
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	4,000,000		4,340,000
6.625%, 12/15/21	United States	900,000		928,125
[f]144A, 6.75%, 10/01/20	United States	400,000		421,000
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,500,000		1,511,250
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,491,781
				16,143,156
Diversified Financials 4.0%				
Ally Financial Inc., senior note,				
6.25%, 12/01/17	United States	500,000		558,195
7.50%, 9/15/20	United States	3,800,000		4,583,750
American Express Centurion, senior note, 5.95%, 6/12/17	United States	800,000		945,888
American Express Co., senior note, 7.00%, 3/19/18	United States	4,300,000		5,349,733
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	4,400,000	GBP	7,429,060
Bank of America Corp.,				
[j]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000		6,798,900
senior note, 4.75%, 8/01/15	United States	8,000,000		8,615,920
senior note, 5.625%, 10/14/16	United States	8,400,000		9,510,514
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	United States	5,000,000		6,858,330
Citigroup Inc., senior note,				
6.50%, 8/19/13	United States	174,000		179,417
5.375%, 8/09/20	United States	2,589,000		3,030,500
8.125%, 7/15/39	United States	4,400,000		6,512,396
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		937,380
[f]Discover Financial Services, senior note, 144A, 3.85%, 11/21/22	United States	3,052,000		3,107,305
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	800,000		946,000

The Goldman Sachs Group Inc.,				
senior bond, 5.375%, 3/15/20	United States	10,000,000		11,367,730
senior note, 2.375%, 1/22/18	United States	4,700,000		4,717,305
[f]Hutchison Whampoa International 11 Ltd., senior note, 144A, 3.50%, 1/13/17	Hong Kong	9,500,000		10,019,270
International Lease Finance Corp., senior note, 8.25%, 12/15/20	United States	800,000		982,000
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	13,902,625
JPMorgan Chase & Co.,				
6.30%, 4/23/19	United States	7,500,000		9,162,097
[i]junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	6,500,000		7,504,809
senior note, 4.375%, 1/30/14	United States	4,700,000	EUR	6,609,546
senior note, 4.25%, 10/15/20	United States	9,000,000		9,872,568
senior note, 3.25%, 9/23/22	United States	11,400,000		11,439,125
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,538,725
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	5,900,000		6,917,962
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		14,472,420
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	2,140,000		2,331,494
5.50%, 1/26/20	United States	10,000,000		11,184,880
[i]FRN, 2.81%, 5/14/13	United States	4,250,000		4,274,352
[f]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	10,336,000		10,698,783
[f]Temasek Financial I Ltd., senior bond, 144A, 2.375%, 1/23/23	Singapore	9,500,000		9,136,150
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000		5,375,088
				218,870,217
Energy 3.6%				
Anadarko Petroleum Corp., senior note,				
8.70%, 3/15/19	United States	4,100,000		5,472,746
6.45%, 9/15/36	United States	2,260,000		2,716,346
Apache Corp., senior bond, 4.25%, 1/15/44	United States	15,000,000		14,411,460
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	4,000,000		4,300,000
Chesapeake Energy Corp., senior note,				
6.625%, 8/15/20	United States	6,000,000		6,615,000
6.125%, 2/15/21	United States	500,000		537,500
[f]CNPC HK Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	5,700,000		7,055,488
Compagnie Generale de Geophysique-Veritas, senior note,				
7.75%, 5/15/17	France	300,000		313,500
6.50%, 6/01/21	France	4,000,000		4,270,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	5,000,000		5,787,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	6,000,000		6,710,736
[f]Eni SpA, senior note, 144A, 4.15%, 10/01/20	Italy	7,700,000		7,891,614
Enterprise Products Operating LLC,				
junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	3,500,000		4,011,745
senior note, 5.20%, 9/01/20	United States	7,000,000		8,197,343
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000		3,180,000
[f]Gaz Capital SA (OJSC Gazprom), loan participation,				
senior bond, 144A, 6.212%, 11/22/16	Luxembourg	2,800,000		3,129,000
[g]senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000		10,006,700
Hess Corp., 7.125%, 3/15/33	United States	500,000		613,065
Kinder Morgan Energy Partners LP, senior bond, 3.45%, 2/15/23	United States	9,700,000		9,691,755
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	3,500,000		3,876,289
[f]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Russia	4,100,000		4,971,250
National Oilwell Varco Inc., senior bond, 2.60%, 12/01/22	United States	27,000,000		26,864,703
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000		5,932,550
Plains Exploration & Production Co., senior note,				
6.125%, 6/15/19	United States	600,000		664,500
6.625%, 5/01/21	United States	3,500,000		3,889,375
6.75%, 2/01/22	United States	500,000		565,625
6.875%, 2/15/23	United States	1,000,000		1,148,750
[f]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	3,500,000		3,740,625
SandRidge Energy Inc., senior note,				
9.875%, 5/15/16	United States	3,000,000		3,225,000
8.125%, 10/15/22	United States	900,000		978,750
7.50%, 2/15/23	United States	400,000		427,000
[f]Sinopec Group Overseas Development 2012 Ltd., senior note, 144A, 2.75%, 5/17/17	China	10,900,000		11,357,473
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000		667,806
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000		12,341,070

Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,900,000	5,025,979
[f]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	10,000,000	10,553,010
			201,141,253
Food & Staples Retailing 1.1%			
[f]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000	17,517,650
CVS Caremark Corp.,			
2.75%, 12/01/22	United States	5,100,000	5,031,456
senior note, 5.75%, 6/01/17	United States	585,000	692,542
The Kroger Co., senior note, 5.00%, 4/15/13	United States	275,000	277,448
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	1,900,000	2,042,500
8.00%, 8/15/20	United States	1,600,000	1,832,000
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	3,000,000	2,988,759
[f]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000	8,217,180
[f]Tesco PLC, senior note, 144A, 2.70%, 1/05/17	United Kingdom	12,500,000	12,996,437
[f]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	4,600,000	4,635,724
[f]Woolworths Ltd., senior note, 144A, 4.00%, 9/22/20	Australia	7,000,000	7,460,271
			63,691,967
Food, Beverage & Tobacco 1.9%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	2,872,000	3,968,656
Anheuser-Busch InBev Worldwide Inc., senior note,			
7.75%, 1/15/19	Belgium	10,000,000	13,216,640
2.50%, 7/15/22	Belgium	10,000,000	9,819,400
Bunge Ltd. Finance Corp.,			
4.10%, 3/15/16	United States	8,000,000	8,584,584
senior note, 5.875%, 5/15/13	United States	2,000,000	2,027,118
senior note, 5.10%, 7/15/15	United States	680,000	739,682
Corn Products International Inc., senior note, 4.625%, 11/01/20	United States	5,000,000	5,510,730
[f]Heineken NV, senior bond, 144A, 2.75%, 4/01/23	Netherlands	20,000,000	19,464,400
The J.M. Smucker Co., 3.50%, 10/15/21	United States	12,200,000	12,703,299
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	15,000,000	15,721,065
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	10,092,280
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., senior note,			
9.25%, 4/01/15	United States	336,000	341,040
8.25%, 9/01/17	United States	400,000	427,500
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,000,000	1,194,901
			103,811,295
Health Care Equipment & Services 1.1%			
Coventry Health Care Inc.,			
senior bond, 5.45%, 6/15/21	United States	5,000,000	5,868,250
senior note, 6.30%, 8/15/14	United States	4,750,000	5,116,904
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	14,000,000	14,719,054
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	10,000,000	11,244,350
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	3,600,000	3,798,000
Laboratory Corp. of America Holdings, senior bond, 3.75%, 8/23/22	United States	1,700,000	1,761,137
Medco Health Solutions Inc.,			
7.125%, 3/15/18	United States	4,500,000	5,574,060
senior note, 4.125%, 9/15/20	United States	3,500,000	3,788,862
WellPoint Inc., senior note, 3.30%, 1/15/23	United States	9,500,000	9,531,987
			61,402,604
Household & Personal Products 0.1%			
Energizer Holdings Inc., senior note, 4.70%, 5/24/22	United States	5,000,000	5,302,100
Insurance 1.4%			
Aflac Inc., senior note, 8.50%, 5/15/19	United States	6,000,000	8,143,380
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000	10,825,480
[f]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000	13,058,268
Lincoln National Corp., junior sub. deb., 6.05% to 4/20/17, FRN thereafter, 4/20/67	United States	7,200,000	7,254,000
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	4,000,000	4,352,544
[f]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	3,400,000	3,804,209
Prudential Financial Inc.,			
junior sub. note, 5.875%, 9/15/42	United States	7,000,000	7,367,500
senior note, 4.50%, 11/16/21	United States	8,800,000	9,734,630

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000		6,821,920
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	6,700,000		7,486,345
				78,848,276
Materials 2.1%				
[f]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	10,500,000		10,897,320
[f]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	6,500,000		7,103,102
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	3,600,000		3,790,634
[f]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	700,000		794,500
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	4,000,000		4,330,360
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	6,000,000		6,015,648
The Dow Chemical Co., senior note, 4.125%, 11/15/21	United States	11,800,000		12,766,385
[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 4/01/22	Australia	5,000,000		5,193,750
[f]Ineos Finance PLC, senior secured note, 144A,				
9.00%, 5/15/15	United Kingdom	1,000,000		1,065,000
8.375%, 2/15/19	United Kingdom	300,000		329,250
7.50%, 5/01/20	United Kingdom	1,000,000		1,082,500
[f]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	United Kingdom	1,000,000	EUR	1,361,345
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,000,000		1,012,500
[f]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	2,000,000	EUR	2,641,892
[f]PTT Global Chemical PCL, senior bond, 144A, 4.25%, 9/19/22	Thailand	4,600,000		4,756,308
Reynolds Group Issuer Inc./LLC/SA,				
first lien, 5.75%, 10/15/20	United States	900,000		922,500
senior note, 8.50%, 5/15/18	United States	3,000,000		3,165,000
senior note, 9.00%, 4/15/19	United States	200,000		212,000
senior secured note, 7.125%, 4/15/19	United States	2,500,000		2,681,250
RPM International Inc.,				
6.25%, 12/15/13	United States	13,000,000		13,570,817
6.50%, 2/15/18	United States	5,000,000		5,886,090
[f]RPM U.K. GP, 144A, 6.70%, 11/01/15	United States	1,000,000		1,117,911
[f]Sealed Air Corp., senior note, 144A, 6.50%, 12/01/20	United States	4,700,000		5,217,000
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	New Zealand	12,000,000		12,480,000
[f]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	7,000,000		7,456,820
				115,849,882
Media 1.6%				
CBS Corp., 1.95%, 7/01/17	United States	2,500,000		2,543,913
CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
7.25%, 10/30/17	United States	500,000		545,000
8.125%, 4/30/20	United States	1,000,000		1,127,500
6.50%, 4/30/21	United States	1,000,000		1,075,000
Clear Channel Communications Inc.,				
senior note, 9.00%, 3/01/21	United States	3,000,000		2,805,000
[f]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	141,000		134,303
Clear Channel Worldwide Holdings Inc.,				
[f]senior note, 144A, 6.50%, 11/15/22	United States	1,500,000		1,605,000
senior sub. note, 7.625%, 3/15/20	United States	1,500,000		1,575,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 3.80%, 3/15/22	United States	15,000,000		15,163,335
DISH DBS Corp., senior note,				
7.75%, 5/31/15	United States	500,000		561,250
7.125%, 2/01/16	United States	2,500,000		2,800,000
6.75%, 6/01/21	United States	3,000,000		3,375,000
The New York Times Co., senior note, 6.625%, 12/15/16	United States	11,700,000		12,862,687
News America Inc.,				
3.00%, 9/15/22	United States	13,400,000		13,313,342
senior bond, 7.90%, 12/01/95	United States	500,000		669,729
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,545,346
senior note, 6.90%, 8/15/39	United States	1,800,000		2,342,525
[f,x]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	1,000,000	EUR	496,500
Time Warner Cable Inc.,				
senior bond, 7.30%, 7/01/38	United States	625,000		799,924
senior note, 6.75%, 7/01/18	United States	8,500,000		10,540,986
Time Warner Inc.,				
7.70%, 5/01/32	United States	550,000		758,674

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

6.10%, 7/15/40	United States	8,600,000	10,213,859
			87,853,873
Pharmaceuticals, Biotechnology & Life Sciences 1.1%			
[f]AbbVie Inc., senior note, 144A, 2.90%, 11/06/22	United States	8,100,000	8,026,322
Actavis Inc., senior note, 3.25%, 10/01/22	United States	5,000,000	5,000,685
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	14,000,000	15,824,410
GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	United States	25,000	25,324
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000	14,406,678
Teva Pharmaceutical Finance IV BV, senior note, 3.65%, 11/10/21	Israel	10,000,000	10,546,290
[f]Zoetis Inc, senior bond, 144A, 3.25%, 2/01/23	United States	8,300,000	8,259,272
			62,088,981
Real Estate 1.3%			
American Tower Corp., senior bond, 3.50%, 1/31/23	United States	17,700,000	17,321,928
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	4,800,000	5,676,086
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000	7,310,413
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000	2,340,380
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	296,000	294,890
Health Care REIT Inc., senior note, 4.125%, 4/01/19	United States	13,000,000	14,060,423
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000	5,710,075
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	5,000,000	6,303,270
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	10,500,000	12,084,576
			71,102,041
Retailing 0.1%			
Dollar General Corp., senior note, 4.125%, 7/15/17	United States	2,800,000	2,968,000
[f]Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,500,000	1,528,620
			4,496,620
Semiconductors & Semiconductor Equipment 0.1%			
Freescale Semiconductor Inc.,			
senior note, 10.75%, 8/01/20	United States	2,380,000	2,653,700
[f]senior secured note, 144A, 9.25%, 4/15/18	United States	1,500,000	1,657,500
			4,311,200
Software & Services 0.3%			
Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13	United States	800,000	819,526
Symantec Corp., senior note, 2.75%, 6/15/17	United States	15,000,000	15,436,560
			16,256,086
Technology Hardware & Equipment 0.1%			
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000	5,353,195
Telecommunication Services 1.9%			
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000	8,549,919
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	10,000,000	10,483,650
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000	26,173,350
Frontier Communications Corp., senior note,			
8.50%, 4/15/20	United States	2,000,000	2,320,000
8.75%, 4/15/22	United States	3,000,000	3,487,500
7.125%, 1/15/23	United States	1,000,000	1,066,250
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000	930,899
Intelsat Jackson Holdings SA, senior note,			
7.50%, 4/01/21	Luxembourg	1,000,000	1,090,000
[f]144A, 7.25%, 10/15/20	Luxembourg	2,400,000	2,577,000
[f]144A, 6.625%, 12/15/22	Luxembourg	2,400,000	2,443,500
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	300,000	318,375
Intelsat SA, senior note, 6.50%, 11/01/13	Luxembourg	27,000,000	28,080,000
[f]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	3,000,000	3,487,500
Telecom Italia Capital SA, senior note, 6.999%, 6/04/18	Italy	6,000,000	7,032,612
Telefonica Emisiones SAU, senior note, 4.949%, 1/15/15	Spain	1,500,000	1,584,797
Time Warner Entertainment Co. LP, senior bond, 8.375%, 3/15/23	United States	800,000	1,120,647
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000	1,285,368
[f]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	2,500,000	2,689,062

[t,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	2,163,488	EUR	3,069,251
				107,789,680
Transportation 0.2%				
[f]Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	6,000,000		6,582,648
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	188,726		223,782
[f]DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000		4,341,192
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	498,973		565,561
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	236,963		269,992
				11,983,175
Utilities 2.0%				
CenterPoint Energy Inc., senior note,				
6.85%, 6/01/15	United States	1,000,000		1,124,415
6.50%, 5/01/18	United States	7,000,000		8,486,849
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000		4,986,882
Duke Energy Corp., senior note,				
5.65%, 6/15/13	United States	525,000		534,795
6.25%, 6/15/18	United States	1,800,000		2,193,566
[f,j]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	23,000,000		22,460,190
[f]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000		5,637,975
[f]GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	9,300,000		9,280,703
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	5,750,000		5,939,238
[f]Korea East West Power Co., senior note, 144A, 2.50%, 7/16/17	South Korea	6,800,000		6,959,630
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000		2,631,321
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	345,199		390,961
Pacific Gas & Electric Co., 4.45%, 4/15/42	United States	7,700,000		8,108,578
Sempra Energy, senior note, 2.875%, 10/01/22	United States	18,800,000		18,513,751
[f]Texas Competitive Electronic Holdings Co. LLC/Texas Competitive Electronic Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	5,800,000		4,611,000
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	7,800,000		7,782,824
				109,642,678
Total Corporate Bonds (Cost $1,549,141,513)				1,675,020,214
[i]**Senior Floating Rate Interests 4.5%**				
Automobiles & Components 0.2%				
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	63,563		64,516
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	48,938		49,671
[g]Chrysler Group LLC, Revolving Commitment, 7.00%, 5/24/16	United States	7,000,000		6,895,000
Federal-Mogul Corp.,				
Tranche B Term Loan, 2.138% - 2.148%, 12/27/14	United States	1,205,704		1,147,680
Tranche C Term Loan, 2.138% - 2.148%, 12/27/15	United States	615,170		585,565
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	37,657		38,222
				8,780,654
Capital Goods 0.4%				
Air Distribution Technologies (Tomkins Air Distr.), Second Lien Initial Loan, 9.25%, 5/09/20	United States	33,600		34,482
Allison Transmission Inc., Term B-3 Loan, 4.25%, 8/23/19	United States	1,350,746		1,369,742
Ameriforge Group Inc., Second Lien Term Loan, 8.75%, 1/25/21	United States	32,900		33,620
FLY Funding II S.A.R.L., Loans, 5.75%, 8/08/18	Ireland	293,400		297,343
RBS Global Inc. (Rexnord), Term B Loan, 4.50%, 4/01/18	United States	6,169,782		6,242,277
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142		157,703
Silver II U.S. Holdings LLC, Initial Term Loans, 5.00%, 12/13/19	United States	2,637,100		2,669,404
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	4,542,465		4,604,924
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	3,414,446		3,452,858
TransDigm Inc., Tranche B1 Term Loan, 4.00%, 2/14/17	United States	1,759,757		1,778,674
Unifrax I LLC, New Term Dollar Loans, 5.50%, 11/28/18	United States	203,200		202,184
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	856,400		867,818
				21,711,029
Commercial & Professional Services 0.3%				
ARAMARK Corp.,				
Extended Synthetic L/C, 3.309%, 7/26/16	United States	198,027		200,440
Synthetic L/C-3, 3.309%, 7/26/16	United States	89,844		90,892

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Term Loan B Extended, 3.452%, 7/26/16	United States	3,010,967	3,047,665
U.S. Term C Loan, 3.452% - 3.561%, 7/26/16	United States	1,115,060	1,128,069
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	176,728	178,716
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	298,642	299,015
Interactive Data Corp.,			
Term B Loans, 4.50%, 2/11/18	United States	6,195,219	6,232,006
Term Loan, 5.00%, 2/11/18	United States	220,800	220,800
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	7,040,646	7,141,827
			18,539,430
Consumer Durables & Apparel 0.1%			
¤PVH Corp., Tranche B Term Loan, 4.75%, 2/13/20	United States	2,999,000	3,027,107
Consumer Services 0.3%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	2,174,416	2,196,323
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	3,066,715	3,105,037
Caesars Entertainment Operating Co. Inc., Term Loan B-6, 5.454%, 1/28/18	United States	2,750,000	2,560,937
DineEquity Inc., Term B-1 Loan, 5.25%, 10/19/17	United States	1,616,906	1,627,012
MGM Resorts International, Term B Loan, 4.25%, 12/20/19	United States	865,800	880,861
c,iTurtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/15	United States	1,733,127	1,733,127
Term Loan B, PIK, 3.00%, 3/01/15	United States	3,395,428	3,055,885
Wendy's International Inc., Closing Date Term Loan, 4.75%, 5/15/19	United States	2,312,300	2,347,389
			17,506,571
Diversified Financials 0.2%			
Asurion LLC,			
Amortizing Term Loans (B1), 4.75%, 7/23/17	United States	874,491	884,693
Second Lien Term Loan, 9.00%, 5/24/19	United States	131,439	135,629
Term Loan (TLB), 5.50%, 5/24/18	United States	615,996	623,925
MoneyGram Payment Systems Worldwide Inc.,			
Term Loan, 4.25%, 11/18/17	United States	4,848,447	4,869,659
Tranche B-1 Loan, 4.25%, 11/18/17	United States	1,135,197	1,140,164
TransUnion LLC/TransUnion FICO, Replacement Term Loan, 5.50%, 2/10/18	United States	5,283,568	5,365,025
			13,019,095
Energy 0.2%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	5,627,099	5,792,395
FTS International LLC (Frac Tech), Term Loan, 8.50%, 5/06/16	United States	37,657	33,002
Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	9,700	9,785
Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	2,362,600	2,377,779
Tesoro Corp., Initial Term Loan, 4.50%, 1/28/16	United States	995,100	1,005,051
			9,218,012
Food & Staples Retailing 0.0%†			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	1,271,590	1,295,036
Second Lien Term Loan, 9.50%, 10/10/17	United States	226,800	233,604
			1,528,640
Food, Beverage & Tobacco 0.1%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	8,626,405	8,683,882
Health Care Equipment & Services 0.7%			
Ardent Medical Services Inc., Second Lien Term Loan, 11.00%, 1/02/19	United States	140,900	145,655
Bausch & Lomb Inc., Parent Term Loan, 5.25%, 5/18/19	United States	6,579,994	6,666,356
Community Health Systems Inc., New Extended Term Loan, 3.811%, 1/25/17	United States	8,897,822	8,989,977
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	3,610,421	3,661,194
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	3,860,400	3,909,346
HCA Inc., Tranche B-2 Term Loan, 3.561%, 3/31/17	United States	9,509,838	9,593,011
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	1,713,956	1,739,818
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	3,400,392	3,424,062
			38,129,419
Household & Personal Products 0.0%†			
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50%, 12/17/19	United States	452,400	458,027
Insurance 0.0%†			
¤Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	37,657	26,360

Materials 0.6%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	2,237,438	2,211,334
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	278,251	280,221
FMG America Finance Inc., Loans, 5.25%, 10/18/17	United States	3,038,984	3,085,413
Ineos U.S. Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	5,401,297	5,532,938
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	2,292,030	2,343,601
PL Propylene LLC (PetroLogistics), Tranche B Term Loan, 7.00%, 3/27/17	United States	2,372,031	2,431,332
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	6,793,430	6,901,703
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%, 9/30/18	United States	762,071	751,593
Tronox Pigments (Netherlands) BV,			
Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	1,646,365	1,664,200
Delayed Draw Term Loan, 4.25%, 2/08/18	Netherlands	449,009	454,172
qU.S. Coatings Acquisitions Inc., Initial Term B Loans, 5.75%, 2/01/20	United States	2,213,600	2,250,488
Walter Energy Inc., B Term Loan, 5.75%, 4/01/18	United States	4,406,065	4,451,963
			32,358,958
Media 0.5%			
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	2,276,843	2,299,138
Clear Channel Communications Inc., Tranche B Term Loan, 3.852%, 1/29/16	United States	473,578	412,235
CSC Holdings Inc. (Cablevision),			
Incremental B-2 Extended Term Loan, 1.952%, 3/29/16	United States	692,268	698,055
Incremental B-3 Extended Term Loan, 1.952%, 3/29/16	United States	1,671,332	1,683,860
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	871,815	887,072
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	121,768	124,355
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	30,700	31,877
Nine Entertainment Group Pty. Ltd., Term B Loan, 5.00%, 2/05/20	United States	1,716,800	1,714,654
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	1,581,566	1,134,774
Regal Cinemas Corp., Term Loan, 3.202% - 3.311%, 8/23/17	United States	3,337,750	3,368,694
Sinclair Television Group Inc., New Tranche B Term Loan, 4.00%, 10/29/16	United States	1,039,445	1,047,559
Telesat Canada, U.S. Term B Loan, 4.25%, 3/28/19	Canada	3,655,309	3,697,549
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	3,340,195	3,383,601
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/31/21	Netherlands	871,000	876,988
Term Loan T, 3.71%, 12/31/16	Netherlands	3,560,069	3,595,670
Term Loan X, 3.71%, 12/31/17	Netherlands	2,118,368	2,139,552
			27,095,633
Pharmaceuticals, Biotechnology & Life Sciences 0.3%			
Par Pharmaceutical Cos. Inc., Term B Loans, 5.00%, 9/28/19	United States	1,324,175	1,343,624
Quintiles Transnational Corp., Term B-2 Loan, 4.50%, 6/08/18	United States	43,988	44,612
Valeant Pharmaceuticals International Inc.,			
Series C Tranche B Term Loan, 4.25%, 2/11/19	Canada	3,075,200	3,123,634
Series D Tranche B Term Loan, 4.25%, 2/13/19	Canada	3,056,048	3,102,365
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	976,140	987,529
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	1,199,085	1,213,075
Term B-1 Loan, 4.25%, 3/15/18	United States	3,157,391	3,194,228
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	2,170,706	2,196,032
			15,205,099
Retailing 0.3%			
BJ's Wholesale Club Inc.,			
Initial Loan, 5.75%, 9/26/19	United States	8,256,159	8,406,372
Second Lien Term Loan, 9.75%, 3/26/20	United States	672,512	702,354
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	4,134,985	4,170,132
Party City Holdings Inc., Term Loans, 5.75%, 7/27/19	United States	2,870,907	2,910,382
			16,189,240
Software & Services 0.0%†			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	58,300	58,591
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	276,000	280,715
			339,306
Technology Hardware & Equipment 0.0%†			
Alcatel-Lucent USA Inc., U.S. Term Loan, 8.50%, 1/30/19	United States	132,400	134,220

Flextronics International USA Inc.,				
A Closing Date Loan, 2.452%, 10/01/14	United States	161,363		161,887
A-1-A Delayed Draw Term Loan, 2.452%, 10/01/14	United States	46,369		46,519
A-1-B Delayed Draw Term Loan, 2.452%, 10/01/14	United States	261,365		262,427
A-2 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	890,335		893,953
A-3 Delayed Draw Term Loan, 2.452%, 10/01/14	United States	219,568		220,460
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	765,400		775,446
				2,494,912
Telecommunication Services 0.2%				
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	11,434,072		11,605,583
Transportation 0.1%				
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19	United States	2,381,323		2,408,608
[k]Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	165,580		156,887
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	696,300		703,698
Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	2,754,300		2,781,843
				6,051,036
Total Senior Floating Rate Interests (Cost $247,015,381)				251,967,993
Foreign Government and Agency Securities 10.5%				
European Investment Bank, senior note, 4.50%, 5/15/13	Supranational[m]	2,700,000	NOK	497,952
The Export-Import Bank of Korea, senior note, 1.25%, 11/20/15	South Korea	5,000,000		5,008,275
Government of Australia, senior bond, 6.50%, 5/15/13	Australia	4,235,000	AUD	4,461,869
[h]Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000		350,111
Government of Hungary,				
6.75%, 7/28/14	Hungary	1,400,000	EUR	2,010,445
6.00%, 1/11/19	Hungary	1,820,000	EUR	2,616,668
senior note, 3.50%, 7/18/16	Hungary	115,000	EUR	152,768
senior note, 4.375%, 7/04/17	Hungary	215,000	EUR	289,682
senior note, 5.75%, 6/11/18	Hungary	695,000	EUR	989,784
senior note, 3.875%, 2/24/20	Hungary	285,000	EUR	366,823
[f]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	2,640,000		2,996,400
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	7,995,000,000	IDR	855,591
FR20, 14.275%, 12/15/13	Indonesia	21,789,000,000	IDR	2,435,167
Government of Ireland,				
4.60%, 4/18/16	Ireland	7,753,000	EUR	11,304,009
5.90%, 10/18/19	Ireland	1,522,000	EUR	2,318,226
4.50%, 4/18/20	Ireland	3,243,000	EUR	4,544,755
5.00%, 10/18/20	Ireland	2,107,000	EUR	3,034,733
senior bond, 4.50%, 10/18/18	Ireland	269,000	EUR	387,438
senior bond, 4.40%, 6/18/19	Ireland	739,000	EUR	1,038,824
senior bond, 5.40%, 3/13/25	Ireland	2,490,000	EUR	3,563,903
Government of Israel,				
5.00%, 3/31/13	Israel	4,930,000	ILS	1,336,285
3.50%, 9/30/13	Israel	11,939,000	ILS	3,256,049
[f]Government of Lithuania, 144A,				
6.75%, 1/15/15	Lithuania	3,720,000		4,070,387
7.375%, 2/11/20	Lithuania	4,670,000		5,971,763
Government of Malaysia,				
[g]3.434%, 8/15/14	Malaysia	49,785,000	MYR	16,111,016
senior bond, 3.702%, 2/25/13	Malaysia	36,338,000	MYR	11,700,228
senior bond, 3.70%, 5/15/13	Malaysia	6,090,000	MYR	1,963,628
senior bond, 3.21%, 5/31/13	Malaysia	80,040,000	MYR	25,774,297
senior bond, 3.461%, 7/31/13	Malaysia	40,900,000	MYR	13,191,204
senior bond, 8.00%, 10/30/13	Malaysia	130,000	MYR	43,350
senior bond, 5.094%, 4/30/14	Malaysia	8,015,000	MYR	2,643,129
Government of Mexico,				
9.00%, 6/20/13	Mexico	2,593,980[n]	MXN	20,765,310
[g]8.00%, 12/19/13	Mexico	1,044,600[n]	MXN	8,476,387
7.00%, 6/19/14	Mexico	970,800[n]	MXN	7,902,325
9.50%, 12/18/14	Mexico	1,828,490[n]	MXN	15,700,024
8.00%, 12/17/15	Mexico	325,800[n]	MXN	2,802,439
Government of Norway, 6.50%, 5/15/13	Norway	35,500,000	NOK	6,581,915
Government of Peru, senior bond, 7.84%, 8/12/20	Peru	4,279,000	PEN	2,086,412

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Government of Poland,				
5.25%, 4/25/13	Poland	3,985,000	PLN	1,293,804
5.00%, 10/24/13	Poland	55,450,000	PLN	18,143,685
5.75%, 4/25/14	Poland	134,810,000	PLN	44,903,593
5.50%, 4/25/15	Poland	5,020,000	PLN	1,699,833
6.25%, 10/24/15	Poland	5,590,000	PLN	1,945,649
[i]FRN, 3.98%, 1/25/17	Poland	859,000	PLN	278,744
[i]FRN, 3.98%, 1/25/21	Poland	871,000	PLN	281,517
senior note, 6.375%, 7/15/19	Poland	4,500,000		5,589,045
Strip, 7/25/13	Poland	79,520,000	PLN	25,329,474
Strip, 1/25/14	Poland	10,915,000	PLN	3,426,607
Government of Russia, senior bond,				
[f]144A, 7.50%, 3/31/30	Russia	4,376,425		5,461,341
[g]Reg S, 7.50%, 3/31/30	Russia	7,223,000		9,013,582
Government of Singapore, senior bond, 0.25%, 2/01/14	Singapore	2,100,000	SGD	1,697,120
Government of Sri Lanka,				
8.50%, 6/01/18	Sri Lanka	65,480,000	LKR	471,917
A, 13.50%, 2/01/13	Sri Lanka	71,700,000	LKR	567,454
A, 7.50%, 8/01/13	Sri Lanka	58,690,000	LKR	458,783
A, 7.00%, 3/01/14	Sri Lanka	8,480,000	LKR	64,648
A, 11.25%, 7/15/14	Sri Lanka	212,700,000	LKR	1,695,590
A, 11.75%, 3/15/15	Sri Lanka	1,400,000	LKR	11,265
A, 6.50%, 7/15/15	Sri Lanka	35,020,000	LKR	252,019
A, 11.00%, 8/01/15	Sri Lanka	241,800,000	LKR	1,921,664
A, 6.40%, 8/01/16	Sri Lanka	23,800,000	LKR	164,504
A, 9.00%, 5/01/21	Sri Lanka	89,150,000	LKR	611,381
B, 8.50%, 7/15/13	Sri Lanka	1,340,000	LKR	10,534
B, 11.75%, 4/01/14	Sri Lanka	8,440,000	LKR	67,478
B, 6.60%, 6/01/14	Sri Lanka	8,600,000	LKR	64,676
B, 6.40%, 10/01/16	Sri Lanka	18,900,000	LKR	129,554
C, 8.50%, 4/01/18	Sri Lanka	50,980,000	LKR	365,656
Government of Sweden,				
1.50%, 8/30/13	Sweden	44,290,000	SEK	6,998,531
6.75%, 5/05/14	Sweden	463,440,000	SEK	78,269,138
Government of the Philippines,				
senior bond, 8.75%, 3/03/13	Philippines	87,210,000	PHP	2,154,755
senior note, 6.25%, 1/27/14	Philippines	13,600,000	PHP	347,265
[f]Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000		2,515,719
[o]Government of Uruguay, senior note, Index Linked, 4.375%, 12/15/28	Uruguay	172,889,905	UYU	11,221,482
Government of Venezuela, 10.75%, 9/19/13	Venezuela	715,000		735,252
[f]Government of Vietnam, 144A,				
6.875%, 1/15/16	Vietnam	150,000		165,528
6.75%, 1/29/20	Vietnam	5,120,000		5,923,200
Korea Monetary Stabilization Bond,				
senior bond, 3.76%, 6/02/13	South Korea	1,657,070,000	KRW	1,528,104
senior bond, 3.90%, 8/02/13	South Korea	14,007,000,000	KRW	12,948,812
senior bond, 3.59%, 10/02/13	South Korea	2,899,870,000	KRW	2,680,181
senior bond, 3.48%, 12/02/13	South Korea	4,971,190,000	KRW	4,596,684
senior bond, 3.47%, 2/02/14	South Korea	6,835,350,000	KRW	6,327,036
senior bond, 3.59%, 4/02/14	South Korea	10,045,910,000	KRW	9,322,993
senior note, 3.28%, 6/02/14	South Korea	11,910,090,000	KRW	11,020,662
senior note, 2.82%, 8/02/14	South Korea	681,200,000	KRW	626,599
senior note, 2.78%, 10/02/14	South Korea	2,715,600,000	KRW	2,496,717
senior note, 2.84%, 12/02/14	South Korea	959,360,000	KRW	883,002
Korea Treasury Bond,				
senior bond, 3.00%, 12/10/13	South Korea	41,361,000,000	KRW	38,096,653
senior bond, 3.50%, 6/10/14	South Korea	1,761,420,000	KRW	1,634,901
senior note, 5.25%, 3/10/13	South Korea	168,330,000	KRW	155,103
[g]senior note, 3.25%, 12/10/14	South Korea	3,932,220,000	KRW	3,645,786
New South Wales Treasury Corp.,				
5.25%, 5/01/13	Australia	1,200,000	AUD	1,258,220
5.50%, 8/01/13	Australia	10,980,000	AUD	11,593,365
[p]Nota Do Tesouro Nacional, Index Linked, 6.00%,				
5/15/15	Brazil	840[q]	BRL	1,023,252
8/15/16	Brazil	5,235[q]	BRL	6,530,210

8/15/18	Brazil	13,695[q]	BRL	17,669,781
[f]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	Peru	798,817		736,908
Queensland Treasury Corp., senior note, 6.00%, 8/14/13	Australia	7,410,000	AUD	7,853,270
Western Australia Treasury Corp., 8.00%, 6/15/13	Australia	3,769,000	AUD	4,000,422
Total Foreign Government and Agency Securities (Cost $552,160,956)				580,480,219
U.S. Government and Agency Securities 32.1%				
U.S. Treasury Bond,				
3.875%, 2/15/13	United States	30,000,000		30,046,890
4.50%, 5/15/17	United States	83,000,000		96,305,979
4.50%, 2/15/36	United States	32,100,000		40,651,633
4.75%, 2/15/37	United States	48,500,000		63,648,684
5.00%, 5/15/37	United States	41,000,000		55,657,500
4.50%, 5/15/38	United States	30,000,000		38,095,320
3.50%, 2/15/39	United States	21,000,000		22,762,026
4.25%, 5/15/39	United States	4,000,000		4,899,376
4.625%, 2/15/40	United States	58,300,000		75,644,250
4.375%, 5/15/40	United States	3,000,000		3,747,657
3.875%, 8/15/40	United States	10,000,000		11,521,880
4.75%, 2/15/41	United States	38,000,000		50,272,822
4.375%, 5/15/41	United States	20,000,000		24,981,260
3.00%, 5/15/42	United States	12,000,000		11,677,500
U.S. Treasury Note,				
2.75%, 2/28/13	United States	35,000,000		35,075,215
3.375%, 7/31/13	United States	185,000		188,014
2.75%, 10/31/13	United States	69,800,000		71,157,819
4.25%, 11/15/13	United States	31,000,000		31,996,619
2.00%, 11/30/13	United States	56,500,000		57,362,981
4.00%, 2/15/14	United States	36,000,000		37,428,768
1.75%, 3/31/14	United States	67,000,000		68,216,988
1.875%, 4/30/14	United States	54,000,000		55,130,652
2.625%, 6/30/14	United States	3,680,000		3,805,208
2.25%, 1/31/15	United States	36,000,000		37,423,116
4.00%, 2/15/15	United States	6,900,000		7,421,274
2.50%, 4/30/15	United States	79,500,000		83,419,112
4.125%, 5/15/15	United States	12,000,000		13,040,628
2.125%, 5/31/15	United States	28,000,000		29,176,868
1.75%, 7/31/15	United States	6,000,000		6,210,936
4.25%, 8/15/15	United States	66,500,000		73,046,127
2.25%, 3/31/16	United States	10,000,000		10,567,970
4.875%, 8/15/16	United States	67,600,000		77,898,454
4.625%, 11/15/16	United States	21,700,000		24,965,177
4.625%, 2/15/17	United States	92,000,000		106,554,676
3.25%, 3/31/17	United States	50,000,000		55,289,050
4.75%, 8/15/17	United States	42,000,000		49,484,526
4.25%, 11/15/17	United States	70,000,000		81,276,580
3.50%, 2/15/18	United States	41,000,000		46,304,375
3.875%, 5/15/18	United States	50,200,000		57,816,294
3.375%, 11/15/19	United States	35,000,000		39,716,810
3.625%, 2/15/20	United States	20,000,000		23,040,620
[o]Index Linked, 2.00%, 1/15/16	United States	8,062,790		9,010,167
[o]Index Linked, 0.125%, 4/15/16	United States	52,157,968		55,385,242
Total U.S. Government and Agency Securities (Cost $1,758,569,351)				1,777,323,043
Asset-Backed Securities and Commercial Mortgage-Backed Securities 7.8%				
Banks 4.5%				
Banc of America Commercial Mortgage Inc., 2006-4,				
AJ, 5.695%, 7/10/46	United States	20,562,000		20,163,210
AM, 5.675%, 7/10/46	United States	7,350,000		8,343,665
[f,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.506%, 11/15/15	United States	9,302,865		9,338,039
Bear Stearns Commercial Mortgage Securities Inc.,				
[i]2006-PW11, AJ, FRN, 5.454%, 3/11/39	United States	19,594,000		19,903,330
[i]2006-PW12, AJ, FRN, 5.75%, 9/11/38	United States	3,286,000		3,289,577
2006-PW13, AJ, 5.611%, 9/11/41	United States	18,023,000		18,424,778

[f,i]2006-T24, B, 144A, FRN, 5.657%, 10/12/41	United States	5,179,000	3,340,455
[i]2007-PW16, AM, FRN, 5.716%, 6/11/40	United States	11,110,000	12,687,448
Citigroup Commercial Mortgage Trust,			
2006-C5, AJ, 5.482%, 10/15/49	United States	15,876,000	15,847,209
[i]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	10,330,000	11,764,599
[i]Citigroup/Deutsche Bank Commercial Mortgage Trust,			
2005-CD1, E, FRN, 5.219%, 7/15/44	United States	4,500,000	4,146,730
2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	8,660,000	7,670,764
[i]Countrywide Asset-Backed Certificates,			
2004-1, M1, FRN, 0.954%, 3/25/34	United States	3,395,000	3,221,066
2005-14, 3A2, FRN, 0.444%, 4/25/36	United States	3,159,069	3,133,885
[f,i]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN, 5.371%, 3/26/36	United States	13,900,000	14,643,504
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	3,182,750	3,341,501
FNMA,			
[i]2005-122, FN, FRN, 0.554%, 1/25/36	United States	2,568,150	2,562,283
G93-33, K, 7.00%, 9/25/23	United States	541,068	617,593
[i]Greenwich Capital Commercial Funding Corp.,			
2005-GG5, B, FRN, 5.31%, 4/10/37	United States	7,875,000	3,332,601
2006-GG7, AJ, FRN, 5.862%, 7/10/38	United States	18,910,000	19,025,531
[i]GS Mortgage Securities Corp. II, 1997-GL, X2, IO, FRN, 0.29%, 7/13/30	United States	31,385	115
JPMorgan Chase Commercial Mortgage Securities Corp.,			
[i]2006-CB14, AM, FRN, 5.453%, 12/12/44	United States	8,000,000	8,707,564
[i]2006-CB14, B, FRN, 5.543%, 12/12/44	United States	8,000,000	2,142,000
2006-CB17, AM, 5.464%, 12/12/43	United States	9,290,000	9,778,798
[i]2006-LDP7, AJ, FRN, 5.868%, 4/15/45	United States	11,380,000	11,659,493
[f,i]2007-FL1A, A1, 144A, FRN, 0.581%, 7/15/19	United States	1,616,646	1,581,741
[i]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN, 0.944%, 3/25/28	United States	3,785,884	3,741,010
[i]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.273%, 11/12/37	United States	8,000,000	8,499,788
[i]Morgan Stanley ABS Capital I Inc. Trust,			
2003-HE1, M1, FRN, 1.404%, 5/25/33	United States	5,436,356	4,779,128
2005-WMC, M2, FRN, 0.939%, 1/25/35	United States	4,722,343	4,520,555
[i]Wachovia Bank Commercial Mortgage Trust, FRN, 5.733%, 5/15/16	United States	6,683,000	4,827,956
Wells Fargo Mortgage Backed Securities Trust,			
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	3,853,827	4,009,124
2007-3, 3A1, 5.50%, 4/25/37	United States	1,846,973	1,911,446
[b]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	21,499	21,499
			250,977,985
Commercial & Professional Services 0.1%			
[f]G-Force 2005-RR LLC, 2005-RRA, A2, 144A, 4.83%, 8/22/36	United States	5,386,287	5,456,982
Diversified Financials 3.2%			
[i]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.909%, 10/25/35	United States	4,495,977	4,447,034
[i]AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 0.844%, 12/22/27	United States	100,311	89,737
[i]Ameriquest Mortgage Securities Inc., 2004-R4, M1, FRN, 1.029%, 6/25/34	United States	12,689,278	12,461,252
[i]Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.479%, 1/25/32	United States	148,831	83,667
[f,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.312%, 11/25/20	Cayman Islands	1,090,000	1,050,253
[i]Argent Securities Inc., 2005-W2, A2C, FRN, 0.564%, 10/25/35	United States	6,225,000	5,314,687
[i]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.834%, 8/28/44	United States	6,958,084	6,789,570
[i]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.084%, 11/25/34	United States	2,301,307	2,065,124
[f]Catamaran CLO Ltd., 2012-1A, E, 144A, 5.561%, 12/20/23	Cayman Islands	5,250,000	4,864,545
[f,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.65%, 3/11/21	Cayman Islands	1,006,000	935,238
[i]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.704%, 2/25/35	United States	1,168,729	991,848
[f,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.304%, 10/15/21	Cayman Islands	690,000	666,009
[f,i]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.701%, 7/26/21	Cayman Islands	1,420,000	1,319,242
[f]Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	1,294,430	1,348,194
[f,i]Crest Ltd., 2004-1A, A, 144A, FRN, 0.631%, 1/28/20	Cayman Islands	7,132,947	6,639,240
[f,i]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.515%, 10/20/43	Cayman Islands	12,054,333	11,088,238
[f,i]DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.844%, 5/15/30	United States	3,904	—
[i]First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF11, 1A2, FRN, 0.904%, 1/25/35	United States	760,091	744,088
[f,i]Gale Force CLO Ltd., 2005-1A, B1, 144A, FRN, 0.81%, 11/15/17	Cayman Islands	7,000,000	6,693,925
[f,i]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.713%, 11/01/17	Cayman Islands	4,700,000	4,342,119
GMAC Commercial Mortgage Securities Inc.,			
[i]2004-C3, D, FRN, 5.044%, 12/10/41	United States	2,300,000	897,000

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

2005-C1, B, 4.936%, 5/10/43	United States	10,285,000	5,397,857
Green Tree Financial Corp., 1999-3, A7, 6.74%, 2/01/31	United States	5,475,525	5,465,574
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	United States	19,300,000	18,891,593
[i]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.179%, 12/25/34	United States	3,775,334	3,136,113
[i]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.354%, 5/25/36	United States	2,833,232	2,754,700
[f,i]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.802%, 4/23/22	Cayman Islands	5,416,684	5,157,390
[f]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,798,493	1,699,576
[f,i]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, FRN, 1.505%, 7/23/36	Cayman Islands	9,059,433	8,958,737
[i]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.674%, 8/25/35	United States	2,994,422	2,930,981
[f,i]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.81%, 12/21/17	United States	1,200,000	1,196,580
[f]Morgan Stanley Capital I Inc., 2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	4,880,000	4,770,200
[i]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	12,550,000	12,877,674
[f,i]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.65%, 12/24/39	Cayman Islands	7,940,263	7,520,223
[h,i]Pacifica CDO Ltd., 2005-5X, A2, FRN, Reg S, 0.751%, 1/26/20	Cayman Islands	5,000,000	4,728,500
Residential Asset Securities Corp.,			
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,866	8,315
2004-KS1, AI4, 4.213%, 4/25/32	United States	270,059	268,363
[i]2005-AHL2, A2, FRN, 0.464%, 10/25/35	United States	405,727	403,428
[i]SLM Student Loan Trust,			
2005-4, A2, FRN, 0.381%, 4/26/21	United States	223,148	223,049
2005-9, A4, FRN, 0.401%, 1/25/23	United States	476,416	476,355
[i]Structured Asset Securities Corp.,			
2002-1A, 2A1, FRN, 1.899%, 2/25/32	United States	34,821	33,590
2006-WF1, A5, FRN, 0.504%, 2/25/36	United States	14,043,144	13,760,455
[f,i]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.635%, 7/11/21	Cayman Islands	1,300,000	1,217,788
[f,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.538%, 8/01/22	Cayman Islands	3,492,539	3,321,719
			178,029,770
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $406,822,737)			434,464,737
Mortgage-Backed Securities 22.6%			
[i]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%			
FHLMC, 2.261%, 11/01/27	United States	3,314,398	3,500,999
FHLMC, 2.362%, 7/01/34	United States	360,537	384,889
FHLMC, 2.461%, 4/01/32	United States	641,161	677,195
FHLMC, 2.522%, 6/01/36	United States	286,915	306,204
FHLMC, 2.527%, 4/01/30	United States	312,632	335,412
FHLMC, 2.797%, 12/01/34	United States	206,061	220,533
FHLMC, 2.845%, 9/01/32	United States	181,830	193,697
FHLMC, 2.876%, 10/01/36	United States	34,767	37,245
FHLMC, 3.863%, 3/01/25	United States	113,026	118,336
			5,774,510
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.5%			
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	174,012	185,838
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	575,537	619,332
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	1,543,564	1,699,630
[g]FHLMC Gold 30 Year, 3.00%, 2/01/43	United States	100,000,000	102,843,750
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	6,397,411	6,808,822
[g]FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/38	United States	53,540,983	57,624,799
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	8,533,448	9,233,711
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	7,243,022	7,918,669
FHLMC Gold 30 Year, 6.50%, 8/01/25 - 3/01/39	United States	5,042,457	5,732,516
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	262,443	309,413
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	44,769	54,703
FHLMC Gold 30 Year, 8.00%, 2/01/30	United States	67,065	78,199
FHLMC Gold 30 Year, 8.50%, 10/01/24 - 8/01/30	United States	19,552	23,995
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	29,259	32,861
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	51,346	60,882
			193,227,120
[i]Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%			
FNMA, 2.00%, 6/01/15	United States	37,082	37,357
FNMA, 2.01%, 10/01/32	United States	696,785	734,988
FNMA, 2.253%, 11/01/31	United States	235,225	251,569
FNMA, 2.261%, 9/01/34	United States	3,841,634	4,054,493
FNMA, 2.30%, 12/01/34	United States	290,056	301,733

FNMA, 2.332%, 12/01/34	United States	362,436	387,065
FNMA, 2.347%, 12/01/22	United States	28,009	29,953
FNMA, 2.391%, 5/01/25	United States	69,831	74,672
FNMA, 2.419%, 10/01/36	United States	110,289	118,045
FNMA, 2.50%, 1/01/17	United States	19,434	20,288
FNMA, 2.583%, 4/01/35	United States	1,587,290	1,687,178
FNMA, 2.60%, 6/01/32	United States	44,893	45,112
FNMA, 2.614%, 12/01/27	United States	253,500	267,764
FNMA, 2.64%, 2/01/34	United States	894,711	952,507
FNMA, 2.682%, 3/01/33	United States	271,497	287,758
FNMA, 2.686%, 6/01/33	United States	250,375	265,340
FNMA, 3.251%, 12/01/24	United States	21,304	22,194
FNMA, 4.104%, 8/01/33	United States	3,722,903	3,995,683
FNMA, 4.891%, 6/01/17	United States	39,917	40,259
FNMA, 5.774%, 3/01/37	United States	193,606	208,452
			13,782,410
Federal National Mortgage Association (FNMA) Fixed Rate 18.7%			
gFNMA 15 Year, 2.50%, 2/01/28	United States	30,000,000	31,068,750
gFNMA 15 Year, 3.50%, 2/15/28	United States	95,000,000	100,477,349
gFNMA 15 Year, 4.00%, 2/01/28	United States	95,000,000	101,427,349
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	404,957	436,216
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	389,626	421,648
FNMA 15 Year, 5.50%, 1/01/14 - 12/01/23	United States	1,010,957	1,089,064
FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22	United States	516,162	563,368
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	8,451	9,031
gFNMA 30 Year, 3.00%, 2/15/43	United States	250,000,000	258,242,175
gFNMA 30 Year, 3.50%, 2/01/43	United States	46,000,000	48,522,810
gFNMA 30 Year, 5.00%, 2/01/34	United States	318,668,000	344,061,920
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	8,274,717	8,935,178
gFNMA 30 Year, 5.50%, 2/15/33	United States	59,000,000	64,024,234
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	23,472,849	26,249,557
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	42,247,372	46,555,332
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	899,499	1,026,964
FNMA 30 Year, 7.00%, 11/01/25	United States	5,084	5,974
FNMA 30 Year, 7.50%, 1/01/30	United States	29,333	35,567
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	173,458	216,147
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	308,045	377,918
			1,033,746,551
iGovernment National Mortgage Association (GNMA) Adjustable Rate 0.0%†			
GNMA, 1.625%, 1/20/23 - 10/20/26	United States	88,108	91,314
Government National Mortgage Association (GNMA) Fixed Rate 0.1%			
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	836,394	940,836
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	159,241	183,042
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	79,400	95,376
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	232,053	250,481
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	71,894	73,536
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,593	2,794
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	14,386	16,364
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	1,698,565	1,926,277
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	105,628	130,011
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	134,898	140,345
			3,759,062
Total Mortgage-Backed Securities (Cost $1,245,441,898)			1,250,380,967
Municipal Bonds 0.5%			
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,894,698
iCalifornia State Judgment Trust COP, FRN, 1.64%, 6/01/15	United States	2,520,000	2,423,358
California State Public Works Board Lease Revenue, Various Capital Projects, Series E, 4.029%, 12/01/16	United States	8,850,000	9,280,729
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	970,160
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	780,546
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000	10,489,196

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

	Country	Principal Amount		Value
[f]New York City IDA Rental Revenue, Yankee Stadium Project, 144A, 11.00%, 3/01/29	United States	700,000		969,045
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	United States	1,495,000		1,810,879
Total Municipal Bonds (Cost $27,099,409)				29,618,611
	Counterparty	Notional Amount		
Options Purchased 0.0%†				
Calls - Over-the-Counter				
Credit Default Swaptions 0.0%†				
[a,b]Buy protection on CDX.NA.HY.19, Premium Rate 5.00%, Strike Price $94, Expires 3/20/13	CITI	50,000,000		28,500
[a,b]Buy protection on CDX.NA.HY.19, Premium Rate 5.00%, Strike Price $94, Expires 3/20/13	FBCO	50,000,000		28,500
				57,000
Puts - Over-the-Counter				
Currency Options 0.0%†				
[a]EUR/USD, June Strike Price $1.30, Expires 6/25/13	DBAB	110,000,000	EUR	974,370
Total Options Purchased (Cost $3,942,000)				1,031,370
Total Investments before Short Term Investments (Cost $5,815,281,604)				6,024,543,593
	Country	Principal Amount		
Short Term Investments 10.8%				
Corporate Bonds 1.0%				
Diversified Financials 0.1%				
GE Capital European Funding, senior note, 4.875%, 3/06/13	United States	3,151,000	EUR	4,294,904
Health Care Equipment & Services 0.3%				
HCA Inc., senior note, 6.75%, 7/15/13	United States	15,500,000		15,868,125
Telecommunication Services 0.6%				
[h]AT&T Inc., senior note, Reg S, 4.375%, 3/15/13	United States	9,100,000	EUR	12,408,382
Windstream Corp., senior note, 8.125%, 8/01/13	United States	20,000,000		20,650,000
				33,058,382
Total Corporate Bonds (Cost $51,709,504)				53,221,411
Foreign Government and Agency Securities 2.3%				
[g,r]Bank of Negara Monetary Notes, 2/19/13 - 1/16/14	Malaysia	86,820,000	MYR	27,681,928
Government of Singapore, senior bond, 1.625%, 4/01/13	Singapore	5,100,000	SGD	4,129,242
Korea Monetary Stabilization Bond,				
senior bond, 3.38%, 5/09/13	South Korea	10,357,000,000	KRW	9,535,354
senior note, 3.83%, 4/02/13	South Korea	1,035,670,000	KRW	953,601
senior note, 3.28%, 6/09/13	South Korea	22,724,340,000	KRW	20,924,318
[r]Malaysia Treasury Bills, 3/22/13 - 5/31/13	Malaysia	390,000	MYR	124,803
[r]Mexico Treasury Bill, 9/19/13	Mexico	1,296,000	MXN	992,076
[r]Philippine Treasury Bills, 2/20/13 - 1/08/14	Philippines	109,100,000	PHP	2,671,915
[r]Singapore Treasury Bills, 2/07/13 - 7/25/13	Singapore	48,905,000	SGD	39,499,066
[r]Sri Lanka Treasury Bills, 8/02/13 - 10/11/13	Sri Lanka	4,010,000	LKR	29,991
[r]Sweden Treasury Bills, 3/20/13 - 6/19/13	Sweden	122,660,000	SEK	19,257,806
Total Foreign Government and Agency Securities (Cost $123,077,335)				125,800,100
Total Investments before Money Market Funds (Cost $5,990,068,443)				6,203,565,104
		Shares		
Money Market Funds (Cost $418,501,689) 7.5%				
[a,s]Institutional Fiduciary Trust Money Market Portfolio	United States	418,501,689		418,501,689
Total Investments (Cost $6,408,570,132) 119.5%				6,622,066,793
Other Assets, less Liabilities (19.5)%				(1,080,287,932)
Net Assets 100.0%				$ 5,541,778,861

†Rounds to less than 0.1% of net assets.

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[a] The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2013, the aggregate value of these securities was $49,999, representing less than 0.01% of net assets.
[c] At January 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] See Note 7 regarding investment in FT Holdings Corporation I.
[e] See Note 5 regarding restricted securities.
[f] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $564,540,343, representing 10.19% of net assets.
[g] A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced (TBA) basis.
[h] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $30,802,912, representing 0.56% of net assets.
[i] The coupon rate shown represents the rate at period end.
[j] Perpetual security with no stated maturity date.
[k] Defaulted security or security for which income has been deemed uncollectible.
[l] Income may be received in additional securities and/or cash.
[m] A supranational organization is an entity formed by two or more central governments through international treaties.
[n] Principal amount is stated in 100 Mexican Peso Units.
[o] Principal amount of security is adjusted for inflation.
[p] Redemption price at maturity is adjusted for inflation.
[q] Principal amount is stated in 1,000 Brazilian Real Units.
[r] The security is traded on a discount basis with no stated coupon rate.
[s] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2013, the Fund had the following financial futures contracts outstanding. See Note 3.

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts						
U.S. Treasury 2 Year Note	Long	119	$ 26,230,203	3/28/13	$ 5,281	$ -

At January 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Sell	2,731,808,600	$ 5,769,395	2/01/13	$ -	$ (26,070)
Chilean Peso	MSCO	Buy	2,731,808,600	5,406,845	2/01/13	388,620	-
Japanese Yen	DBAB	Buy	1,337,253,120	14,638,786	2/04/13	-	(227,712)
Japanese Yen	DBAB	Sell	1,337,253,120	17,673,338	2/04/13	3,063,786	-
Indonesian Rupiah	JPHQ	Buy	214,703,000,000	23,294,239	2/06/13	-	(1,167,665)
Chilean Peso	BZWS	Buy	1,862,800,000	3,757,918	2/13/13	186,937	-
Euro	DBAB	Sell	961,785	1,270,710	2/14/13	-	(35,444)
Malaysian Ringgit	DBAB	Buy	21,721,000	7,052,044	2/19/13	-	(69,880)
Euro	DBAB	Sell	2,355,122	2,940,676	2/25/13	-	(257,892)
Euro	DBAB	Sell	4,185,977	5,600,000	3/04/13	-	(85,327)
Indian Rupee	DBAB	Buy	21,978,000	397,170	3/04/13	12,902	-
Indian Rupee	HSBC	Buy	25,398,000	459,057	3/04/13	14,827	-
Indian Rupee	DBAB	Buy	16,189,000	292,595	3/07/13	9,271	-
Indian Rupee	DBAB	Buy	4,383,000	79,187	3/11/13	2,470	-
Indian Rupee	HSBC	Buy	4,321,000	78,229	3/11/13	2,273	-
Euro	DBAB	Sell	6,161,134	8,188,147	3/12/13	-	(180,178)
Indian Rupee	HSBC	Buy	10,910,000	198,054	3/13/13	5,117	-
Indian Rupee	DBAB	Buy	10,971,000	198,793	3/18/13	5,296	-
Euro	DBAB	Sell	1,976,070	2,589,561	3/19/13	-	(94,529)
Singapore Dollar	DBAB	Buy	2,965,200	2,341,625	3/19/13	54,102	-
Singapore Dollar	HSBC	Buy	3,390,000	2,682,599	3/19/13	56,345	-
Singapore Dollar	JPHQ	Buy	2,130,000	1,744,758	3/19/13	-	(23,828)
Indian Rupee	DBAB	Buy	9,993,000	179,637	3/20/13	6,180	-
Chilean Peso	JPHQ	Buy	824,603,750	1,652,513	3/21/13	84,483	-
Singapore Dollar	DBAB	Buy	3,192,500	2,545,447	3/21/13	33,924	-

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Singapore Dollar	HSBC	Buy	2,551,000	2,033,642	3/21/13	27,432	-
Euro	DBAB	Sell	12,802,736	15,952,209	3/22/13	-	(1,437,999)
Euro	DBAB	Sell	19,392,614	25,903,684	3/28/13	-	(438,561)
Euro	DBAB	Sell	13,735,000	18,246,261	4/02/13	-	(411,365)
Chilean Peso	DBAB	Buy	1,315,860,000	2,600,000	4/03/13	166,601	-
Indonesian Rupiah	JPHQ	Buy	49,790,000,000	5,200,000	4/03/13	-	(99,576)
Philippine Peso	DBAB	Buy	26,746,000	643,567	4/05/13	13,239	-
Indian Rupee	DBAB	Buy	622,168,250	11,138,391	4/09/13	380,132	-
Philippine Peso	DBAB	Buy	43,922,000	1,058,591	4/10/13	19,964	-
Philippine Peso	JPHQ	Buy	14,135,000	340,635	4/10/13	6,466	-
Philippine Peso	HSBC	Buy	21,924,000	527,768	4/11/13	10,597	-
Indian Rupee	DBAB	Buy	16,152,000	297,368	4/12/13	1,458	-
Chilean Peso	MSCO	Buy	630,460,000	1,242,937	4/15/13	80,590	-
Indian Rupee	DBAB	Buy	34,636,000	633,350	4/15/13	7,010	-
Philippine Peso	HSBC	Buy	17,449,000	420,681	4/15/13	7,782	-
Indian Rupee	JPHQ	Buy	23,264,000	426,690	4/16/13	3,323	-
Swiss Franc	DBAB	Sell	129,375	141,239	4/16/13	-	(988)
Swiss Franc	DBAB	Buy	370,875	400,513	4/16/13	7,205	-
Swiss Franc	DBAB	Sell	241,500	265,661	4/16/13	170	-
Indian Rupee	JPHQ	Buy	22,836,000	417,408	4/18/13	4,502	-
Australian Dollar	MSCO	Buy	4,821,540	4,829,013	4/19/13	169,771	-
Chilean Peso	MSCO	Buy	564,920,000	1,114,680	4/19/13	70,607	-
Indian Rupee	DBAB	Buy	8,029,000	146,926	4/22/13	1,280	-
Indian Rupee	JPHQ	Buy	11,408,000	209,028	4/22/13	1,552	-
Indian Rupee	DBAB	Buy	16,221,000	289,346	4/26/13	9,805	-
Chilean Peso	CITI	Buy	906,403,000	1,794,857	4/29/13	104,456	-
Chilean Peso	JPHQ	Buy	562,321,000	1,110,429	4/29/13	67,882	-
Euro	BZWS	Sell	11,680,000	15,453,224	4/29/13	-	(414,503)
Indian Rupee	JPHQ	Buy	13,795,000	247,511	4/29/13	6,726	-
Euro	DBAB	Sell	603,000	800,000	4/30/13	-	(19,202)
Indian Rupee	JPHQ	Buy	11,492,000	205,777	4/30/13	5,969	-
Indian Rupee	JPHQ	Buy	366,363,000	6,521,177	5/06/13	221,631	-
Singapore Dollar	MSCO	Buy	14,102,839	11,151,663	5/17/13	242,740	-
Euro	DBAB	Sell	585,912	747,096	5/21/13	-	(48,959)
Euro	DBAB	Sell	4,525,750	5,819,209	5/23/13	-	(329,799)
Euro	DBAB	Buy	4,525,750	5,533,182	5/23/13	615,827	-
Euro	DBAB	Sell	1,024,000	1,296,128	5/29/13	-	(95,186)
Euro	DBAB	Sell	4,231,115	5,263,211	6/05/13	-	(485,793)
Euro	DBAB	Sell	10,340,000	12,941,544	6/07/13	-	(1,107,990)
Euro	DBAB	Sell	3,758,000	4,717,042	6/27/13	-	(389,583)
Euro	DBAB	Sell	2,078,700	2,632,715	7/05/13	-	(192,056)
Euro	DBAB	Sell	670,213	826,775	7/23/13	-	(84,054)
Euro	BZWS	Sell	6,000,000	7,798,800	7/26/13	-	(355,381)
Euro	DBAB	Sell	381,725	463,395	7/26/13	-	(55,381)
Chilean Peso	DBAB	Buy	1,688,775,000	3,300,000	7/29/13	202,980	-
Euro	DBAB	Sell	5,910,000	7,202,517	7/29/13	-	(829,451)
Chilean Peso	MSCO	Buy	3,670,729,000	7,592,779	7/30/13	20,472	-
Euro	BZWS	Sell	8,373,330	10,299,196	8/01/13	-	(1,080,664)
Euro	JPHQ	Sell	633,667	774,737	8/06/13	-	(86,467)
Euro	CITI	Sell	477,390	595,869	8/08/13	-	(52,946)
Euro	CITI	Sell	138,480	173,060	8/09/13	-	(15,147)
Euro	DBAB	Sell	14,200,000	17,617,230	8/13/13	-	(1,682,078)
Euro	DBAB	Sell	1,624,000	2,015,514	8/15/13	-	(191,687)
Euro	MSCO	Sell	1,183,364	1,507,931	8/15/13	-	(100,395)
Euro	DBAB	Sell	238,200	294,980	8/20/13	-	(28,765)
Euro	BZWS	Sell	1,056,192	1,322,564	8/23/13	-	(112,954)
Euro	BZWS	Sell	527,053	660,313	8/26/13	-	(56,034)
Malaysian Ringgit	JPHQ	Buy	12,560,000	3,989,835	8/27/13	424	-
Euro	DBAB	Sell	5,483,171	6,894,599	8/28/13	-	(557,928)
Euro	JPHQ	Sell	3,445,999	4,341,011	8/29/13	-	(342,679)
Euro	DBAB	Sell	902,975	1,140,909	9/04/13	-	(86,406)
Philippine Peso	JPHQ	Buy	566,370,000	13,345,193	9/04/13	547,321	-
Euro	BZWS	Sell	406,980	515,216	9/10/13	-	(37,956)
Euro	BZWS	Sell	399,424	512,733	9/12/13	-	(30,173)
Euro	BZWS	Sell	1,139,504	1,475,259	9/16/13	-	(73,597)
Euro	UBSW	Sell	1,062,724	1,374,952	9/17/13	-	(69,545)
Euro	BZWS	Sell	267,947	352,967	9/19/13	-	(11,240)
Singapore Dollar	JPHQ	Buy	2,117,000	1,730,706	9/19/13	-	(20,023)
Euro	DBAB	Sell	2,860,000	3,805,862	9/20/13	-	(108,763)

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Euro	BZWS	Sell	649,831	844,637	9/24/13	-	(38,657)
Euro	DBAB	Sell	9,457,000	12,198,111	9/30/13	-	(656,696)
British Pound	DBAB	Sell	236,500	370,596	10/01/13	-	(4,016)
Philippine Peso	DBAB	Buy	44,751,000	1,070,598	10/04/13	26,473	-
Philippine Peso	HSBC	Buy	35,897,000	860,550	10/04/13	19,465	-
Euro	DBAB	Sell	10,525,238	13,645,234	10/07/13	-	(661,901)
Philippine Peso	HSBC	Buy	53,517,000	1,286,807	10/07/13	25,088	-
Philippine Peso	HSBC	Buy	30,869,000	742,740	10/11/13	13,913	-
Philippine Peso	JPHQ	Buy	17,535,000	422,113	10/11/13	7,700	-
Euro	DBAB	Sell	496,119	644,161	10/15/13	-	(30,237)
Philippine Peso	DBAB	Buy	10,465,000	251,448	10/16/13	5,043	-
Euro	HSBC	Sell	267,000	347,100	10/17/13	-	(15,848)
Malaysian Ringgit	JPHQ	Buy	1,626,000	523,419	10/18/13	-	(8,339)
Euro	DBAB	Sell	6,799,883	8,929,607	10/22/13	-	(313,981)
Japanese Yen	DBAB	Sell	117,763,200	1,474,750	10/29/13	184,719	-
Chilean Peso	MSCO	Buy	2,731,808,600	5,589,950	10/30/13	18,170	-
Euro	DBAB	Sell	1,550,791	2,007,072	10/31/13	-	(101,084)
Euro	DBAB	Sell	168,369	219,719	11/04/13	-	(9,165)
Euro	DBAB	Sell	961,000	1,234,885	11/08/13	-	(71,530)
Euro	JPHQ	Sell	78,316	100,282	11/12/13	-	(6,185)
Japanese Yen	JPHQ	Sell	857,065,000	10,834,866	11/13/13	1,443,892	-
Euro	MSCO	Sell	1,183,360	1,509,760	11/15/13	-	(98,964)
Malaysian Ringgit	DBAB	Buy	1,339,880	430,000	11/19/13	-	(6,283)
Euro	DBAB	Sell	233,000	298,333	11/20/13	-	(18,424)
Euro	UBSW	Sell	888,264	1,137,067	11/20/13	-	(70,502)
Japanese Yen	UBSW	Sell	2,236,935,360	27,702,672	11/20/13	3,189,475	-
Malaysian Ringgit	HSBC	Buy	790,000	253,106	11/20/13	-	(3,294)
Euro	DBAB	Sell	1,854,997	2,412,330	11/29/13	-	(109,537)
Euro	MSCO	Sell	4,438,000	5,779,386	12/03/13	-	(254,131)
Euro	DBAB	Sell	159,550	211,499	1/03/14	-	(5,427)
Malaysian Ringgit	DBAB	Buy	2,028,100	655,643	1/08/14	-	(15,967)
Euro	UBSW	Sell	6,429,000	8,415,497	1/13/14	-	(325,652)
Malaysian Ringgit	JPHQ	Buy	372,000	121,232	1/16/14	-	(3,950)
Euro	CITI	Sell	2,584,200	3,458,874	1/28/14	-	(54,841)
Euro	DBAB	Sell	2,018,750	2,723,092	1/29/14	-	(21,792)
Euro	DBAB	Sell	6,077,815	8,196,237	1/30/14	-	(67,755)
Euro	DBAB	Sell	7,040,000	9,496,960	1/31/14	-	(75,336)
Japanese Yen	DBAB	Sell	1,337,253,120	14,698,320	2/04/14	225,844	-
Euro	DBAB	Sell	5,111,250	6,602,713	2/06/14	-	(347,158)
Swiss Franc	DBAB	Sell	129,375	142,845	4/16/14	-	(140)
Swiss Franc	DBAB	Buy	370,875	404,664	4/16/14	5,228	-
Swiss Franc	DBAB	Sell	241,500	268,475	4/16/14	1,569	-
British Pound	DBAB	Sell	4,636,500	7,228,304	10/01/14	-	(101,920)
Swiss Franc	DBAB	Buy	13,270,875	14,680,171	4/16/15	72,264	-
Swiss Franc	DBAB	Sell	13,270,875	14,914,055	4/16/15	161,620	-
Euro	DBAB	Sell	1,710,278	2,196,391	6/22/15	-	(129,849)
Unrealized appreciation (depreciation)						12,352,910	(17,338,380)
Net unrealized appreciation (depreciation)							$ (4,985,470)

At January 31, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Buy Protection									
Single Name									
Centex Corp.	FBCO	7,795,000	5.00%	6/20/16	$ (660,528)	$ -	$ (517,747)	$(1,178,275)	
Centex Corp.	JPHQ	12,000,000	5.00%	6/20/16	(1,217,141)	-	(596,753)	(1,813,894)	
CNA Financial Corp.	GSCO	10,000,000	5.00%	12/20/14	(616,339)	-	(254,347)	(870,686)	
Embarq Corp.	BZWS	8,500,000	5.00%	6/20/16	(743,252)	-	(431,131)	(1,174,383)	
Embarq Corp.	DBAB	1,500,000	5.00%	6/20/16	(135,281)	-	(71,963)	(207,244)	
Embarq Corp.	GSCO	10,000,000	5.00%	6/20/16	(989,184)	-	(392,443)	(1,381,628)	
Eni SpA	CITI	3,850,000	1.00%	9/20/17	247,590	-	(208,721)	38,869	
Eni SpA	MSCO	3,850,000	1.00%	9/20/17	247,590	-	(208,721)	38,869	

Franklin Investors Securities Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Government of Ireland	FBCO	7,000,000	EUR	1.00%	6/20/15	1,247,260	-	(1,198,831)	48,428	
Government of Ireland	MSCO	10,000,000	EUR	1.00%	3/20/15	1,271,646	-	(1,237,774)	33,871	
HCA Inc.	GSCO	15,500,000		5.00%	9/20/13	(458,142)	-	(17,096)	(475,239)	
Hilton Worldwide Inc.	FBCO	11,000,000		5.00%	12/20/13	(140,650)	-	(286,291)	(426,941)	
Intelsat SA	GSCO	15,000,000		5.00%	12/20/13	(361,382)	-	(251,335)	(612,717)	
Intelsat SA	UBSW	12,000,000		5.00%	12/20/13	(307,722)	-	(182,451)	(490,173)	
The Kroger Co.	CITI	3,500,000		1.00%	6/20/17	(23,487)	1,485	-	(22,003)	
The Kroger Co.	FBCO	10,500,000		1.00%	6/20/17	(88,112)	22,104	-	(66,008)	
Lennar Corp.	GSCO	7,692,000		5.00%	6/20/15	(54,078)	-	(681,972)	(736,050)	
Merrill Lynch & Co. Inc.	FBCO	20,000,000		1.00%	9/20/17	278,854	-	(208,310)	70,544	
The New York Times Co.	GSCO	11,700,000		5.00%	12/20/16	(817,811)	-	(559,013)	(1,376,824)	
Owens-Illionis Inc.	GSCO	4,700,000		5.00%	12/20/17	(344,184)	-	(229,264)	(573,447)	
RH Donnelley Inc.	JPHQ	1,600,000		5.00%	12/20/14	148,757	299,243	-	448,000	
RPM International Inc.	UBSW	12,000,000		5.00%	12/20/13	(460,893)	-	(55,114)	(516,007)	
The Ryland Group Inc.	GSCO	4,750,000		5.00%	3/20/15	(22,122)	-	(396,804)	(418,926)	
Tenneco Packaging Inc.	UBSW	12,000,000		5.00%	6/20/17	768,466	-	(1,233,235)	(464,769)	
Textron Financial Corp.	MSCO	5,126,000		5.00%	9/20/14	(356,662)	-	(58,116)	(414,779)	
Toll Brothers Inc.	FBCO	2,010,000		5.00%	6/20/15	(135,237)	-	(72,240)	(207,477)	
Toll Brothers Inc.	GSCO	3,013,000		5.00%	3/20/14	(113,616)	-	(48,708)	(162,324)	
Toll Brothers Inc.	MSCO	3,910,000		5.00%	3/20/14	(130,154)	-	(80,495)	(210,649)	
Windstream Corp.	GSCO	20,000,000		5.00%	9/20/13	(577,467)	-	(9,436)	(586,903)	
Traded Index										
CDX.NA.HY.19	BZWS	47,000,000		5.00%	12/20/17	(842,535)	-	(194,598)	(1,037,132)	
Contracts to Sell Protection[g]										
Single Name										
Bank of America Corp.	FBCO	20,000,000		1.00%	9/20/17	(278,854)	224,073	-	(54,781)	A-
Berkshire Hathaway Finance Corp.	FBCO	14,300,000		1.00%	3/20/18	(87,044)	24,114	-	(62,930)	AA+
Berkshire Hathaway Inc.	DBAB	10,000,000		1.00%	9/20/17	(92,427)	83,415	-	(9,012)	AA+
Canadian Natural Resources Ltd.	BOFA	5,000,000		1.00%	6/20/17	(35,075)	43,897	-	8,822	BBB+
Government of Indonesia	DBAB	41,900,000		1.00%	6/20/17	(1,030,719)	471,638	-	(559,081)	BB+
PSEG Power LLC	FBCO	11,000,000		1.00%	6/20/17	(442,720)	217,931	-	(224,790)	BBB
Safeway Inc.	CITI	3,000,000		1.00%	9/20/17	(318,347)	66,758	-	(251,589)	BBB
Safeway Inc.	FBCO	14,000,000		1.00%	6/20/17	(616,999)	-	(403,240)	(1,020,239)	BBB
Teck Resources Ltd.	BZWS	5,000,000		1.00%	6/20/19	(304,125)	94,558	-	(209,567)	BBB
Traded Index										
LCDX.NA.19	BZWS	87,750,000		2.50%	12/20/17	1,215,116	262,899	-	1,478,014	Non Investment Grade
LCDX.NA.19	FBCO	9,250,000		2.50%	12/20/17	98,226	57,576	-	155,802	Non Investment Grade
MCDX.NA.19	CITI	52,100,000		1.00%	12/20/17	(1,229,290)	15,898	-	(1,213,392)	Investment Grade
Unrealized appreciation (depreciation)							1,885,589	(10,086,149)		
Net unrealized appreciation (depreciation)								$ (8,200,560)		

[g]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$ 2,770,000

CITI	2,140,000
DBAB	5,210,000
FBCO	2,750,000
GSCO	7,750,000
HSBC	(255,655)
JPHQ	970,000
MSCO	(325,900)
UBSW	(995,507)
Total collateral	$ 20,012,938

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At January 31, 2013, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Description	Counterparty	Expiration Date	Notional Amount		Unrealized Appreciation	Unrealized Depreciation
Receive Fixed semi-annual 4.50%	CITI	1/01/16	15,456,481	USD	$ -	$ (831,507)
Pay Fixed annual 4.00%			90,000,000	DKK		
Receive Fixed semi-annual 2.47%	DBAB	1/04/16	15,638,575	USD	-	(598,925)
Pay Fixed annual 2.00%			90,000,000	DKK		
Receive Fixed semi-annual 2.92%	JPHQ	11/22/22	13,550,000	USD	97,735	-
Pay Fixed annual 2.375%			10,000,000	EUR		
Unrealized appreciation (depreciation)					97,735	(1,430,432)
Net unrealized appreciation (depreciation)						$ (1,332,697)

Abbreviations

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
DKK - Danish Krone
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW - South Korean Won
LKR - Sri Lankan Rupee

Franklin Investors Securities Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
UYU - Uruguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
COP - Certificate of Participation
DIP - Debtor-In-Possession
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
IDA - Industrial Development Authority/Agency
IO - Interest Only
L/C - Letter of Credit
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust
SF - Single Family

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities and certain preferred generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might

call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a cross currency swap contract represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the cross currency swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund – Currency forwards and options
Franklin Low Duration Total Return Fund – Currency forwards, futures, options and swaps
Franklin Real Return Fund – Currency forwards
Franklin Total Return Fund – Currency forwards, futures, options and swaps

4. MORTGAGE DOLLAR ROLLS

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Adjustable U.S. Government Fund	Franklin Balanced Fund	Franklin Convertible Securities Fund
Cost of investments	$ 2,384,173,258	$ 993,691,681	$ 1,027,603,692
Unrealized appreciation	$ 54,702,664	$ 77,454,619	$ 164,876,493
Unrealized depreciation	(1,487,340)	(10,275,078)	(111,719,790)
Net unrealized appreciation (depreciation)	$ 53,215,324	$ 67,179,541	$ 53,156,703

	Franklin Equity Income Fund	Franklin Floating Rate Daily Access Fund	Franklin Limited Maturity U.S. Government Securities Fund
Cost of investments	$ 1,299,420,559	$ 2,858,524,517	$ 523,409,369
Unrealized appreciation	$ 308,784,003	$ 49,765,105	$ 6,619,701
Unrealized depreciation	(47,542,747)	(7,584,701)	(6,092,363)
Net unrealized appreciation (depreciation)	$ 261,241,256	$ 42,180,404	$ 527,338

	Franklin Low Duration Total Return Fund	Franklin Real Return Fund	Franklin Total Return Fund
Cost of investments	$ 1,047,930,584	$ 528,343,575	$ 6,451,726,060
Unrealized appreciation	$ 19,833,804	$ 21,747,518	$ 232,626,804
Unrealized depreciation	(8,346,229)	(11,600,286)	(62,286,071)
Net unrealized appreciation (depreciation)	$ 11,487,575	$ 10,147,232	$ 170,340,733

6. RESTRICTED SECURITIES

At January 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 (1933 Act) deemed to be liquid, as follows:

Principal Amount/Shares	Issuer	Acquisition Dates	Cost	Value
Franklin Convertible Securities Fund				
14,000,000	BearingPoint Liquidating Trust	12/31/09	$ 18,900	$ -
Franklin Low Duration Total Return Fund				
2,000	[a]NewPage Holdings Inc. (Value is 0.02% of Net Assets)	9/17/09 - 9/30/10	$ 485,749	$ 197,229
Franklin Total Return Fund				
10,000	[a]NewPage Holdings Inc. (Value is 0.02% of Net Assets)	11/24/09 - 3/09/10	$ 2,480,493	$ 986,145

[a]The fund also invests in unrestricted securities or other investments in the issuer, valued at $ - as of January 31, 2013.

7. FT HOLDINGS CORPORATION I

The Franklin Total Return Fund invests in certain securities through its investment in FT Holdings Corporation I, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At January 31, 2013, all Subsidiary investments are reflected in the fund's Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund				
Assets:				
Investments in Securities:				
Asset-Backed Securities and				
Commercial Mortgage-Backed Securities	$ -	$ 28,902	$ -	$ 28,902
Mortgage-Backed Securities	-	2,391,054,792	-	2,391,054,792
Short Term Investments	46,304,888	-	-	46,304,888
Total Investments in Securities	$ 46,304,888	$ 2,391,083,694	$ -	$ 2,437,388,582

Franklin Balanced Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Energy	$ 80,390,708	$ 9,352,314	$ -	$ 89,743,022
Industrials	84,340,621	3,128,125	-	87,468,746
Materials	62,237,901	2,034,400	-	64,272,301
Utilities	49,375,450	5,232,000	-	54,607,450
Other Equity Investments[b]	241,454,636	-	-	241,454,636
Equity-Linked Securities	-	69,325,997	-	69,325,997
Corporate Bonds	-	313,140,178	-	313,140,178
Senior Floating Rate Interests	-	4,968,360	-	4,968,360
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	43,465	-	43,465
Mortgage-Backed Securities	-	127,184	-	127,184
Municipal Bonds	-	4,217,491	-	4,217,491
Options Purchased	2,750,000	-	-	2,750,000
Short Term Investments	128,752,392	-	-	128,752,392
Total Investments in Securities	$ 649,301,708	$ 411,569,514	$ -	$ 1,060,871,222
Forward Exchange Contracts	$ -	$ 78,709	$ -	$ 78,709
Liabilities:				
Options Written	84,500	-	-	84,500
Franklin Convertible Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Discretionary	$ 44,675,817	$ 3,762	$ -	$ 44,679,579
Energy	16,608,097	40,628,145	-	57,236,242
Financials	29,490,860	36,217,396	-	65,708,256
Industrials	34,660,194	37,208,695	-	71,868,889
Materials	16,199,824	10,044,850	-	26,244,674
Other Equity Investments[b]	21,718,500	-	-	21,718,500
Convertible Bonds	-	741,896,962	- [c]	741,896,962
Short Term Investments	51,407,293	-	-	51,407,293
Total Investments in Securities	$ 214,760,585	$ 865,999,810	$ - [c]	$ 1,080,760,395
Franklin Equity Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Energy	$ 124,476,063	$ 16,367,520	$ -	$ 140,843,583
Other Equity Investments[b]	1,318,383,775	-	-	1,318,383,775
Equity-Linked Securities	-	85,812,112	-	85,812,112
Short Term Investments	15,622,345	-	-	15,622,345
Total Investments in Securities	$ 1,458,482,183	$ 102,179,632	$ -	$ 1,560,661,815
Franklin Floating Rate Daily Access Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Health Care Distributors	$ -	$ -	$ - [c]	$ -
Movies & Entertainment	-	7,659,888	-	7,659,888
Corporate Bonds	-	2,105,978	-	2,105,978
Senior Floating Rate Interests	-	2,368,750,913	-	2,368,750,913
Short Term Investments	522,188,142	-	-	522,188,142
Total Investments in Securities	$ 522,188,142	$ 2,378,516,779	$ - [c]	$ 2,900,704,921
Unfunded Loan Commitments	$ -	$ 683	$ -	$ 683

Franklin Limited Maturity U.S.Government Securities Fund				
Assets:				
Investments in Securities:				
U.S. Government and Agency Securities	$ -	$ 289,627,039	$ -	$ 289,627,039
Asset-Backed Securities and				
Commercial Mortgage-Backed Securities	-	52,227,236	-	52,227,236
Mortgage-Backed Securities	-	182,082,432	-	182,082,432
Total Investments in Securities	$ -	$ 523,936,707	$ -	$ 523,936,707
Franklin Low Duration Total Return Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Materials	$ -	$ -	$ 197,229 [c]	$ 197,229
Corporate Bonds	-	320,376,978	-	320,376,978
Senior Floating Rate Interests	-	65,941,278	-	65,941,278
Foreign Government and Agency Securities	-	69,914,453	-	69,914,453
U.S. Government and Agency Securities	-	352,929,801	-	352,929,801
Asset-Backed Securities and				
Commercial Mortgage-Backed Securities	-	118,452,962	-	118,452,962
Mortgage-Backed Securities	-	73,318,078	-	73,318,078
Municipal Bonds	-	14,583,805	-	14,583,805
Options Purchased	-	181,587	8,550	190,137
Short Term Investments	4,767,979	38,745,459	-	43,513,438
Total Investments in Securities	$ 4,767,979	$ 1,054,444,401	$ 205,779 [c]	$ 1,059,418,159
Swaps	$ -	$ 241,298	$ -	$ 241,298
Forward Exchange Contracts	-	2,075,657	-	2,075,657
Futures Contracts	299,815	-	-	299,815
Unfunded Loan Commitments	-	1,934	-	1,934
Liabilities:				
Swaps	-	1,354,070	-	1,354,070
Forward Exchange Contracts	-	4,153,488	-	4,153,488
Franklin Real Return Fund				
Assets:				
Investments in Securities				
Equity Investments [a,b]	$ 69,793,292	$ -	$ -	$ 69,793,292
Corporate Bonds	-	25,586,867	-	25,586,867
Senior Floating Rate Interests	-	24,917,301	-	24,917,301
Foreign Government and Agency Securities	-	86,047,110	-	86,047,110
U.S. Government and Agency Securities	-	271,725,650	-	271,725,650
Short Term Investments	-	60,420,587	-	60,420,587
Total Investments in Securities	$ 69,793,292	$ 468,697,515	$ -	$ 538,490,807
Forward Exchange Contracts	$ -	$ 546,548	$ -	$ 546,548
Liabilities:				
Forward Exchange Contracts	-	485,447	-	485,447

Franklin Total Return Fund

Assets:								
Investments in Securities:								
Equity Investments:[a]								
Automobiles & Components	$	275,575	$	435	$	-	$	276,010
Consumer Services		-		1,411,016		-		1,411,016
Materials		-		-		986,145 [c]		986,145
Media		-		954,852		-		954,852
Other Equity Investments[b]		20,628,416		-		- [c]		20,628,416
Corporate Bonds		-		1,675,020,214		-		1,675,020,214
Senior Floating Rate Interests		-		251,967,993		-		251,967,993
Foreign Government and Agency Securities		-		580,480,219		-		580,480,219
U.S. Government and Agency Securities		-		1,777,323,043		-		1,777,323,043
Asset-Backed Securities and Commercial Mortgage-Backed Securities		-		434,443,238		21,499		434,464,737
Mortgage-Backed Securities		-		1,250,380,967		-		1,250,380,967
Municipal Bonds		-		29,618,611		-		29,618,611
Options Purchased		-		974,370		57,000		1,031,370
Short Term Investments		418,501,689		179,021,511		-		597,523,200
Total Investments in Securities	$	439,405,680	$	6,181,596,469	$	1,064,644	$	6,622,066,793
Swaps	$	-	$	1,983,324	$	-	$	1,983,324
Forward Exchange Contracts		-		12,352,910		-		12,352,910
Futures Contracts		5,281		-		-		5,281
Unfunded Loan Commitments		-		5,801		-		5,801
Liabilities:								
Swaps		-		11,516,581		-		11,516,581
Forward Exchange Contracts		-		17,338,380		-		17,338,380

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statements of Investments.

[c]Includes securities determined to have no value at January 31, 2013.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 27, 2013